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[LORD ABBETT LOGO]

2001 ANNUAL REPORT

LORD ABBETT

TAX-FREE INCOME FUND

TAX-FREE INCOME TRUST

              NATIONAL TAX-FREE FUND
              CALIFORNIA TAX-FREE FUND
              CONNECTICUT TAX-FREE FUND
              HAWAII TAX-FREE FUND
              MINNESOTA TAX-FREE FUND
              MISSOURI TAX-FREE FUND
              NEW JERSEY TAX-FREE FUND
              NEW YORK TAX-FREE FUND
              TEXAS TAX-FREE FUND
              WASHINGTON TAX-FREE FUND
              FLORIDA TAX-FREE TRUST
              GEORGIA TAX-FREE TRUST
              MICHIGAN TAX-FREE TRUST
              PENNSYLVANIA TAX-FREE TRUST

   FOR THE YEAR ENDED SEPTEMBER 30, 2001

LORD ABBETT TAX-FREE INCOME FUND AND LORD ABBETT TAX-FREE INCOME TRUST

ANNUAL REPORT - 2001

DEAR SHAREHOLDER: We are pleased to provide you with this twelve-month overview of your Fund's and Trust's strategies and performance for the year ended September 30, 2001. On this and the following pages, the senior members of the investment teams discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in a more efficient manner, we anticipate this will benefit both our current and future shareholders.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you have placed in us and look forward to serving your investment needs in the future.

BEST REGARDS,

/s/ Robert S. Dow
-----------------
ROBERT S. DOW
CHAIRMAN

IN THIS Q&A:

- Municipals post solid gains as investors look to avoid volatility.
- The portfolios increase exposure to higher-yielding BBB-rated securities.
- Terrorist attacks may have had little effect on the overall Municipal market.

Q. WHAT FACTORS MOST SIGNIFICANTLY IMPACTED PERFORMANCE?

A. During the fiscal year, the portfolios were positioned to anticipate a lower interest-rate environment, which proved beneficial. Additionally, some of our higher coupon bonds, which were refunded, contributed to performance. Despite the fact that lower-quality municipal bonds rallied somewhat in the beginning of the year, we were able to keep our emphasis on high-quality bonds without compromising performance. Our continued emphasis on call protection again served us well, as this generally allowed us to maintain a steady stream of income for the portfolio.

     Similarly, the Funds' continued focus on longer maturity municipal bonds benefited performance, as the municipal yield curve became historically steep throughout the beginning of the fiscal year. In general, the Funds' competitive yield was a significant contributor to the Funds' performance this period.

     During the second part of the fiscal year, the portfolios benefited from cautiously investing in lower-quality issues in the investment-grade sector in search of higher yield. The Funds slowly increased exposure to BBB-rated bonds as our research indicated certain sectors turned the corner and provided ample opportunities and a positive risk profile--although the Funds still remain overweighted in higher-quality issues. While quality and duration remained the main focus, the Funds invested specifically in hospital,

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college, energy and convention center issues. Specialty states, which due to higher tax rates, typically have higher municipal demand, hurt some state- specific fund performances, as their demand did not keep pace with the national market.

     Additionally, our portfolios were not strongly affected by the tragic events of September 11, and we believe the attack should not cause problems in the majority of New York issues.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. During the first half of the fiscal year, the municipal bond market continued to react to the Federal Reserve Board's (the "Fed") aggressive monetary policy. The municipal yield curve steepened, as short-term rates gapped down and the market anticipated further Fed cuts. On the other side of the municipal yield curve, long-term rates reacted differently. The Fed policy attempted to stimulate the economy, which down the road may increase inflation risk. This forward-looking attitude caused long-term bond rates to rise, while allowing short-term bonds to rally.

     For the municipal market as a whole, supply was up year-to-date over last year--new issue rose solidly while refunding rose over three-fold. The high percentage of growth in refundings was directly related to lower interest rates, as issuers looked to take advantage of cheaper capital.

     In August, the municipal market posted its best monthly return of 2001 and the highest monthly return for the month of August since 1993. Despite year-to-date issuance running almost 40% over last year, supply remained tight as a tremendous amount of inflows entered the market and investors attempted to take advantage of this safe haven.

Q. WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

A. Given the uncertainties of the economy, the effects of military conflict, and a highly stimulative monetary and fiscal policy, interest rates will most likely stay low, or move even lower. The outlook for the economy will depend on consumer confidence going forward. Historically, consumers have been the engines of U.S. economic growth. Following the Gulf War, consumer confidence suffered only temporarily. Whether history will repeat itself or not remains to be seen. Until there is some clarity in the economic outlook, we will maintain a neutral position in our portfolios for the protection of our investors.

Q. HOW ARE YOU POSITIONING THE FUND BASED ON THAT OUTLOOK?

A. The disastrous events of September 11 may have had a small effect on the overall municipal market, with any major impacts being attributed to isolated sectors or on a case by case basis. Longer term, the disaster has exacerbated an already weakening economy, requiring

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municipalities to lower their revenue estimates. Therefore, in this atmosphere, our continued overweighting in higher-quality issues should help performance. As always, we will remain vigilant in our credit selection, keeping our emphasis on high quality, while seeking the highest possible yield plus the greatest potential for capital appreciation, and ultimately, total return.

30-DAY SEC YIELD FOR THE PERIOD ENDED 9/30/01(1):

                  Class A           Class B         Class C
                 ---------         ---------       ---------
National           3.95%            3.46%            3.45%
California         3.43%                -            3.03%
Connecticut        3.68%                -                -
Hawaii             3.52%                -                -
Minnesota          4.67%                -                -
Missouri           3.21%                -                -
New Jersey         3.73%                -                -
New York           3.59%                -            3.14%
Texas              4.61%                -                -
Washington         3.74%                -                -
Florida            3.31%                -            2.82%
Georgia            3.56%                -                -
Michigan           3.83%                -                -
Pennsylvania       3.94%                -                -

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund or the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund and the Trust offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.
(1) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended September 30, 2001 by the maximum offering price per share on the last day of the period.

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NATIONAL TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of General Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal       of General
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
September 30, 1991          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
                92          $  11,078              $  10,718            $  11,045            $  11,101            $  11,036
                93          $  12,691              $  12,279            $  12,453            $  12,840            $  12,493
                94          $  11,980              $  11,591            $  12,149            $  11,909            $  12,047
                95          $  13,156              $  12,728            $  13,507            $  12,891            $  13,252
                96          $  13,983              $  13,529            $  14,323            $  13,777            $  14,036
                97          $  15,283              $  14,787            $  15,614            $  15,014            $  15,276
                98          $  16,749              $  16,205            $  16,975            $  16,536            $  16,565
                99          $  16,104              $  15,581            $  16,857            $  15,968            $  16,087
                00          $  16,916              $  16,366            $  17,898            $  16,757            $  16,872
                01          $  18,716              $  18,108            $  19,759            $  18,410            $  18,517


Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                1 YEAR        5 YEARS        10 YEARS        LIFE OF FUND
CLASS A(4)        7.06%          5.31%           6.12%                 --
CLASS B(5)        4.96%          5.10%             --                5.32%
CLASS C(6)        9.04%          5.31%             --                5.62%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.
(5) The Class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% (for 1 year) and 2% (for the life of the Class).
(6)The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% (for 1 year) and 0% (for all other periods).

CALIFORNIA TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of California Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal      of California
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
September 30, 1991          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
                92          $  11,102              $  10,741            $  11,045            $  11,101            $  10,950
                93          $  12,794              $  12,378            $  12,453            $  12,840            $  12,448
                94          $  11,956              $  11,567            $  12,149            $  11,909            $  11,957
                95          $  12,985              $  12,563            $  13,507            $  12,891            $  13,132
                96          $  13,694              $  13,249            $  14,323            $  13,777            $  14,018
                97          $  14,843              $  14,361            $  15,614            $  15,014            $  15,280
                98          $  16,158              $  15,633            $  16,975            $  16,536            $  16,647
                99          $  15,496              $  14,992            $  16,857            $  15,968            $  16,162
                00          $  16,525              $  15,988            $  17,898            $  16,757            $  17,145
                01          $  18,357              $  17,761            $  19,759            $  18,410            $  18,792

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                1 YEAR        5 YEARS        10 YEARS        LIFE OF FUND
CLASS A(4)        7.44%          5.34%           5.91%                 --
CLASS C(5)        9.53%          5.35%             --                5.65%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% (for one year) and 0% (for all other periods).

CONNECTICUT TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Connecticut Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                        The Fund                The Fund                                                         Lipper Average of
                   (Class A shares) at     (Class A shares) at      Lehman Municipal   Lehman Municipal Long   Connecticut Municipal
                     net asset value     maximum offering price(2)    Bond Index(1)    Current Coupon Index(1)     Debt Funds(3)
September 30, 1991       $10,000                  $9,675                 $10,000               $10,000                $10,000
                92       $10,969                 $10,613                 $11,045               $11,101                $11,002
                93       $12,666                 $12,254                 $12,453               $12,840                $12,568
                94       $12,020                 $11,629                 $12,149               $11,909                $12,090
                95       $13,282                 $12,850                 $13,507               $12,891                $13,289
                96       $14,036                 $13,580                 $14,323               $13,777                $14,058
                97       $15,238                 $14,743                 $15,614               $15,014                $15,256
                98       $16,506                 $15,969                 $16,975               $16,536                $16,519
                99       $16,004                 $15,484                 $16,857               $15,968                $16,228
                00       $16,699                 $16,156                 $17,898               $16,757                $17,009
                01       $18,477                 $17,876                 $19,759               $18,410                $18,723

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        10 YEARS
      CLASS A(4)          7.04%          4.96%           5.98%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.

HAWAII TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Hawaii Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal        of Hawaii
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
October 31, 1991            $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
       Sept  '92            $  10,837              $  10,485            $  10,947            $  11,015            $  10,873
              93            $  12,555              $  12,147            $  12,342            $  12,740            $  12,244
              94            $  11,863              $  11,477            $  12,041            $  11,816            $  11,847
              95            $  13,081              $  12,656            $  13,387            $  12,790            $  12,869
              96            $  13,856              $  13,405            $  14,195            $  13,670            $  13,616
              97            $  15,022              $  14,534            $  15,476            $  14,897            $  14,712
              98            $  16,313              $  15,783            $  16,824            $  16,407            $  15,864
              99            $  15,773              $  15,260            $  16,706            $  15,843            $  15,493
              00            $  16,553              $  16,016            $  17,737            $  16,626            $  16,243
              01            $  18,023              $  17,438            $  19,581            $  18,267            $  17,817

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                         1 YEAR        5 YEARS        LIFE OF FUND
      CLASS A(4)          5.39%          4.69%               5.83%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from October 31, 1991. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from October 31, 1991.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return. The Class A share inception date is 10/28/91.

MINNESOTA TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Minnesota Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal      of Minnesota
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
 December 31, 1994          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
          Sept '95          $  11,014              $  10,656            $  11,279            $  11,139            $  11,077
                96          $  11,499              $  11,126            $  11,960            $  11,906            $  11,649
                97          $  12,530              $  12,122            $  13,039            $  12,974            $  12,562
                98          $  13,547              $  13,106            $  14,176            $  14,290            $  13,539
                99          $  13,177              $  12,748            $  14,077            $  13,799            $  13,245
                00          $  13,878              $  13,427            $  14,946            $  14,480            $  13,862
                01          $  15,345              $  14,846            $  16,500            $  15,909            $  15,129

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        LIFE OF FUND
      CLASS A(4)          6.97%          5.26%               6.04%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from December 31, 1994.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MISSOURI TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Missouri Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal       of Missouri
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
September 30, 1991          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
                92          $  11,147              $  10,785            $  11,045            $  11,101            $  10,989
                93          $  12,684              $  12,272            $  12,453            $  12,840            $  12,421
                94          $  12,026              $  11,635            $  12,149            $  11,909            $  11,944
                95          $  13,250              $  12,819            $  13,507            $  12,891            $  13,147
                96          $  13,983              $  13,528            $  14,323            $  13,777            $  13,887
                97          $  15,132              $  14,640            $  15,614            $  15,014            $  15,017
                98          $  16,306              $  15,777            $  16,975            $  16,536            $  16,198
                99          $  15,940              $  15,422            $  16,857            $  15,968            $  15,830
                00          $  16,679              $  16,137            $  17,898            $  16,757            $  16,611
                01          $  18,532              $  17,930            $  19,759            $  18,410            $  18,329

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        10 YEARS
      CLASS A(4)          7.43%          5.10%           6.02%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.

NEW JERSEY TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of New Jersey Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal      of New Jersey
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
September 30, 1991          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
                92          $  11,052              $  10,693            $  11,045            $  11,101            $  11,012
                93          $  12,739              $  12,325            $  12,453            $  12,840            $  12,526
                94          $  12,246              $  11,848            $  12,149            $  11,909            $  12,048
                95          $  13,465              $  13,028            $  13,507            $  12,891            $  13,210
                96          $  14,311              $  13,846            $  14,323            $  13,777            $  13,932
                97          $  15,491              $  14,988            $  15,614            $  15,014            $  15,080
                98          $  16,937              $  16,386            $  16,975            $  16,536            $  16,345
                99          $  16,305              $  15,775            $  16,857            $  15,968            $  15,938
                00          $  17,174              $  16,616            $  17,898            $  16,757            $  16,717
                01          $  18,962              $  18,346            $  19,759            $  18,410            $  18,350

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        10 YEARS
      CLASS A(4)          6.75%          5.11%           6.25%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.

NEW YORK TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of New York Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal       of New York
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
September 30, 1991          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
                92          $  11,070              $  10,710            $  11,045            $  11,101            $  11,067
                93          $  12,613              $  12,203            $  12,453            $  12,840            $  12,569
                94          $  11,835              $  11,450            $  12,149            $  11,909            $  12,018
                95          $  12,912              $  12,492            $  13,507            $  12,891            $  13,113
                96          $  13,539              $  13,099            $  14,323            $  13,777            $  13,868
                97          $  14,623              $  14,147            $  15,614            $  15,014            $  15,063
                98          $  15,943              $  15,425            $  16,975            $  16,536            $  16,375
                99          $  15,428              $  14,927            $  16,857            $  15,968            $  15,865
                00          $  16,301              $  15,771            $  17,898            $  16,757            $  16,689
                01          $  18,151              $  17,562            $  19,759            $  18,410            $  18,356

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                1 YEAR        5 YEARS        10 YEARS        LIFE OF FUND
CLASS A(4)        7.76%          5.34%           5.79%                 --
CLASS C(5)        9.74%          5.34%             --                5.61%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% (for one year) and 0% (for all other periods).

TEXAS TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Texas Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal        of Texas
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
September 30, 1991          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
                92          $  11,069              $  10,709            $  11,045            $  11,101            $  11,140
                93          $  12,578              $  12,169            $  12,453            $  12,840            $  12,647
                94          $  12,004              $  11,614            $  12,149            $  11,909            $  12,306
                95          $  13,338              $  12,904            $  13,507            $  12,891            $  13,522
                96          $  14,150              $  13,690            $  14,323            $  13,777            $  14,313
                97          $  15,459              $  14,957            $  15,614            $  15,014            $  15,552
                98          $  16,887              $  16,339            $  16,975            $  16,536            $  16,824
                99          $  16,050              $  15,528            $  16,857            $  15,968            $  16,121
                00          $  16,717              $  16,174            $  17,898            $  16,757            $  16,790
                01          $  18,607              $  18,002            $  19,759            $  18,410            $  18,409

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        10 YEARS
      CLASS A(4)          7.65%          4.93%           6.06%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.

WASHINGTON TAX-FREE FUND

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Other State Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal     of Other State
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
    April 30, 1992          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
          Sept '92          $  10,661              $  10,315            $  10,556            $  10,586            $  10,431
                93          $  12,294              $  11,895            $  11,933            $  12,244            $  11,697
                94          $  11,603              $  11,226            $  11,480            $  11,356            $  11,362
                95          $  12,816              $  12,399            $  12,604            $  12,292            $  12,383
                96          $  13,685              $  13,240            $  13,319            $  13,138            $  13,095
                97          $  15,029              $  14,540            $  14,476            $  14,317            $  14,144
                98          $  16,453              $  15,919            $  15,665            $  15,769            $  15,237
                99          $  15,767              $  15,255            $  15,192            $  15,227            $  14,894
                00          $  16,543              $  16,005            $  15,903            $  15,979            $  15,559
                01          $  18,349              $  17,753            $  17,425            $  17,556            $  16,975

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        LIFE OF FUND
      CLASS A(4)          7.40%          5.33%           6.24%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from April 30, 1992. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from April 30, 1992.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return. The Class A share inception date is 4/15/92.

FLORIDA TAX-FREE TRUST

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Florida Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                         The Fund                  The Fund                                                       Lipper Average of
                    (Class A shares) at      (Class A shares) at       Lehman Municipal   Lehman Municipal Long   Florida Municipal
                      net asset value     maximum offering price(2)      Bond Index(1)    Current Coupon Index(1)   Debt Funds(3)
September 30, 1991        $10,000                   $9,675                 $10,000               $10,000               $10,000
                92        $10,984                  $10,627                 $11,045               $11,101               $11,032
                93        $12,670                  $12,258                 $12,453               $12,840               $12,579
                94        $11,921                  $11,534                 $12,149               $11,909               $12,097
                95        $13,100                  $12,674                 $13,507               $12,891               $13,338
                96        $13,747                  $13,301                 $14,323               $13,777               $14,109
                97        $14,792                  $14,311                 $15,614               $15,014               $15,226
                98        $16,004                  $15,484                 $16,975               $16,536               $16,516
                99        $15,421                  $14,920                 $16,857               $15,968               $16,029
                00        $16,077                  $15,554                 $17,898               $16,757               $16,860
                01        $17,794                  $17,215                 $19,759               $18,410               $18,545

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                1 YEAR        5 YEARS        10 YEARS        LIFE OF FUND
CLASS A(4)        7.16%          4.60%           5.58%                 --
CLASS C(5)        8.99%          4.60%             --                4.91%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% (for one year) and 0% (for all other periods).

GEORGIA TAX-FREE TRUST

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Georgia Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                        The Fund                The Fund                                                      Lipper Average of
                  (Class A shares) at     (Class A shares) at      Lehman Municipal   Lehman Municipal Long   Georgia Municipal
                    net asset value    maximum offering price(2)    Bond Index(1)    Current Coupon Index(1)    Debt Funds(3)
December 31, 1994       $10,000                  $9,675                $10,000               $10,000               $10,000
         Sept '95       $11,118                 $10,757                $11,280               $11,139               $11,214
               96       $11,931                 $11,544                $11,961               $11,906               $11,887
               97       $13,094                 $12,669                $13,039               $12,974               $12,947
               98       $14,461                 $13,991                $14,176               $14,290               $14,050
               99       $13,980                 $13,526                $14,077               $13,799               $13,627
               00       $14,918                 $14,433                $14,946               $14,480               $14,328
               01       $16,811                 $16,265                $16,500               $15,909               $15,709

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        LIFE OF FUND
      CLASS A(4)          9.03%          6.40%           7.48%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

(2) Reflects the deduction of the maximum initial sales charge of 3.25%.

(3) Source: Lipper, Inc. Calculated from December 31, 1994.

(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MICHIGAN TAX-FREE TRUST

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Michigan Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal       of Michigan
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
 November 30, 1992          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
          Sept '93          $  11,611              $  11,234            $  11,186            $  11,254            $  11,190
                94          $  11,032              $  10,673            $  10,913            $  10,438            $  10,849
                95          $  12,253              $  11,855            $  12,133            $  11,466            $  11,915
                96          $  12,955              $  12,534            $  12,866            $  12,254            $  12,578
                97          $  14,110              $  13,652            $  14,026            $  13,355            $  13,585
                98          $  15,334              $  14,836            $  15,248            $  14,708            $  14,661
                99          $  14,889              $  14,405            $  15,141            $  14,203            $  14,267
                00          $  15,824              $  15,310            $  16,076            $  14,905            $  14,954
                01          $  17,756              $  17,179            $  17,748            $  16,375            $  16,390


Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        LIFE OF FUND
      CLASS A(4)          8.64%          5.82%           6.32%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from November 30, 1992. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from November 30, 1992.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return. The Class A share inception date is 12/1/92.

PENNSYLVANIA TAX-FREE TRUST

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Pennsylvania Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1)

[CHART]

                            The Fund              The Fund                                                    Lipper Average
                        (Class A shares)      (Class A shares)                           Lehman Municipal     of Pennsylvania
                               at                at maximum         Lehman Municipal       Long Current          Municipal
                         net asset value      offering price(2)       Bond Index(1)      Coupon Index(1)       Debt Funds(3)
  January 31, 1992          $  10,000              $   9,675            $  10,000            $  10,000            $  10,000
          Sept '92          $  10,741              $  10,392            $  10,663            $  10,751            $  10,696
                93          $  12,440              $  12,036            $  12,021            $  12,435            $  12,169
                94          $  11,803              $  11,420            $  11,728            $  11,534            $  11,726
                95          $  13,047              $  12,623            $  13,039            $  12,484            $  12,860
                96          $  13,815              $  13,366            $  13,827            $  13,343            $  13,613
                97          $  15,036              $  14,547            $  15,074            $  14,541            $  14,747
                98          $  16,418              $  15,884            $  16,387            $  16,015            $  15,904
                99          $  15,943              $  15,425            $  16,272            $  15,465            $  15,457
                00          $  16,763              $  16,218            $  17,276            $  16,229            $  16,134
                01          $  18,616              $  18,011            $  19,073            $  17,830            $  17,671

Past performance is no guarantee of future results


AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE SALES CHARGE FOR THE PERIOD ENDING SEPTEMBER 30, 2001

                        1 YEAR        5 YEARS        LIFE OF FUND
      CLASS A(4)          7.54%          5.44%           6.28%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from January 31, 1992. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from January 31, 1992.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2001 using the SEC required uniform method to compute total return. The Class A share inception date is 2/3/92.

SCHEDULE OF INVESTMENTS
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                       RATING:          PRINCIPAL
                                                           INTEREST     MATURITY        S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE     MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION 12.93%

Bessemar AL Sch Warrants (2)                                  5.60%     2/1/2030           Aaa        $     2,000      $   2,095,000
Bethlehem PA Area Vocational Technical
Sch Auth Lease Rev (12)                                       5.00%     9/1/2020           Aaa                150            147,750
Bethlehem PA Area Vocational Technical
Sch Auth Lease Rev (12)                                       5.00%     9/1/2021           Aaa                200            196,500
Connecticut St Higher Ed Supplemental
Ln Auth Rev Ser A AMT                                        7.375%   11/15/2005            A1                 55             55,143
Delaware St Econ Dev Auth Rev DE
Tech Pk Univ DE Proj (2)                                      6.00%     2/1/2021           AAA              1,000          1,093,750
District of Columbia Rev James F Oyster
Elem Sch Pilot (1)                                            6.25%    11/1/2021             A                450            464,063
District of Columbia Rev James F Oyster
Elem Sch Pilot (1)                                            6.25%    11/1/2031             A              1,250          1,276,563
Glendale AZ Indl Dev Auth
Midwestern Univ                                               5.75%    5/15/2021          BBB+              1,000          1,021,250
Glendale AZ Indl Dev Auth
Midwestern Univ Ser A                                        5.875%    5/15/2031          BBB+              1,000          1,015,000
Indiana St Ed Fac Auth Rev                                    6.65%     3/1/2019           Aaa             10,740         11,800,570
Iowa Higher Ed Ln Auth Rev Prv
Clg Fac-Central College P (3)                                 5.45%    10/1/2026            AA                500            503,125
Iowa St Univ Science & Tech Univ
Rev Ser I                                                     5.00%     7/1/2028            A+                865            860,675
Louisiana St Univ & Agric & Mech
College Brd Hlth Sciences Ctr Proj (12)                       6.375%    5/1/2031           AAA              2,290          2,541,900
Maryland St Health & Higher Ed
Mclean Sch Issue                                              6.00%     7/1/2031          BBB-              1,500          1,518,750
Massachusetts St Dev Fin Agy Rev
Boston Univ Ser P                                            5.375%    5/15/2039            A3              1,605          1,580,925
Massachusetts St Dev Fin Agy Rev
Boston Univ Ser P                                             6.00%    5/15/2059            A3              1,000          1,068,750
Massachusetts St Dev Fin Agy Rev
Curry College Ser A (1)                                       6.00%     3/1/2031             A              1,000          1,052,500
Massachusetts St Hlth & Ed Fac New
England Med Ctr Ser F (6)                                    6.625%     7/1/2025           AAA              1,250          1,310,550
Minnesota St Higher Ed Fac Auth Rev
St. Johns Univ Ser 5                                          5.25%    10/1/2026            A3                150            148,688
Monroe Cnty Ny Ind Dev Agy Rev
Student Hsg Ser A                                            5.375%     4/1/2029          Baa3                445            428,869
New Hampshire Mun Brd Bk Edl
Pinkerton Academy Proj Ser A (2)                              5.00%     6/1/2021           AAA              1,530          1,508,963

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       18

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                       RATING:          PRINCIPAL
                                                           INTEREST     MATURITY        S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE     MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Econ Dev Auth Sch Rev
Princeton Jr Sch Inc 1996 Proj                                7.00%     5/1/2000           BB*        $       960      $     969,600
New York NY City Ind Dev Agy
Marymount Sch of NY Proj (1)                                 5.125%     9/1/2021             A                625            606,250
North Carolina Cap Facs Fin Agy
Edl Facs Meredith College (2)                                 5.00%     6/1/2027           Aaa              1,000            986,250
Oregon St Hlth Hsg Ed & Cultural
Fac Auth Reed College Proj Ser A                              5.75%     7/1/2032           AA-              3,800          3,942,500
Pennsylvania St Higher Ed Assistance
Assistance Agy Student Ln Rev
AMT RIBs (2)                                                 9.476%     3/1/2022           AAA              4,500          4,876,875
Private Colleges & Univ Auth GA
Emory Univ Ser A AMT                                          6.40%    10/1/2023           Aa1                310            327,596
Rhode Island St Hlth & Ed Bldg Corp
Rev Higher Ed Fac Brown Univ                                  6.00%     9/1/2025           AA+              7,070          7,494,200
Rhode Island St Hlth & Ed Bldg Corp
Rev Higher Ed Fac Bryant College (2)                          5.00%    12/1/2031           Aaa                500            481,250
Rhode Island St Hlth & Ed Bldg Corp
Rev Higher Ed Fac Johnson & Wales (12)                        5.00%     4/1/2029           AAA              2,750          2,653,750
Rhode Island St Hlth & Ed Bldg Corp
Rev Hlth Fac Tockwotton Home                                  6.25%    8/15/2022          BBB*                650            613,438
Rhode Island St Hlth & ED Bldg Corp
Rev Roger Williams Rlty (7)                                   6.50%     8/1/2029           AAA              1,740          1,885,725
State Pub Sch Bldg Auth Pa Chester
Upland Sch Dist Proj (9)                                      5.15%   11/15/2026           Aaa              2,000          2,000,000
Tennessee St Sch Bd Auth Higher
Ed Fac Ser A                                                 5.625%     5/1/2030           Aa2                350            359,625
Texas St Higher Ed Coord Brd College
Student Ln Rev AMT                                            7.70%    10/1/2025             A                110            112,521
University Central AR Rev Hsg Sys AMT (9)                     6.50%     1/1/2031           AAA              2,425          2,737,219
University NC Univ Rev Comp
Int Util Sys                                            Zero Coupon     8/1/2021           Aa1              2,750            972,813
University SC Univ Rev Ser A (6)                             5.625%     6/1/2025           Aaa                800            836,000
Virginia St Pub Sch Auth Ser A                                6.20%     8/1/2014           Aa1              1,450          1,593,188
West Virginia St Higher Ed Marshall
Univ Ser A (6)                                                5.00%     5/1/2023           AAA              2,000          1,960,000
West Virginia St Higher Ed Marshall
Univ Ser A (6)                                               5.125%     5/1/2026           AAA              2,000          1,985,000
West Virginia Univ Rev Univ Sys
W VA Proj Ser A (2)                                     Zero Coupon     4/1/2024           AAA              3,000            892,500
West Virginia Univ Rev Univ Sys
W VA Proj Ser A (2)                                     Zero Coupon     4/1/2026           AAA              1,200            318,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       19

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin St Hlth & Ed Fac Auth Rev
Hess Mem Hosp Assn (1)                                       7.875%    11/1/2022            A         $    3,275       $  3,594,313
Wisconsin St Hlth & Ed Fac Auth Rev
Marquette Univ (12)                                           4.75%     6/1/2023          AAA         $      995       $    930,325
                                                                                                                       ------------
TOTAL                                                                                                                    74,818,222

FINANCE 0.88%

Arkansas St Dev Fin Auth Tob Biosciences
Institute College                                            5.125%    12/1/2028          Aa2              1,500          1,447,500
Delaware Valley Pa Regl Fin Auth
Loc Govt Rev Ser C (2)                                        7.75%     7/1/2027          AAA              1,000          1,365,000
Greensboro NC Enterprise Sys Comb Ser A                      5.125%     6/1/2023          Aa3                225            226,405
Indiana Bd Bk Rev St Revolving Fund
Prog Ser A                                                    6.75%     2/1/2017          AAA                500            556,250
Kansas City MO Indl Dev Auth North
Oak Crossing Sr Ser A-1 AMT (2)                               5.30%    12/1/2020          AAA              1,170          1,171,462
Salida CA Area Pub Fac Fin Agy Cmnty
Fac Dist Spl Tax #1998-1 AMT (9)                              5.25%     9/1/2028          AAA                355            363,875
                                                                                                                       ------------
TOTAL                                                                                                                     5,130,492

GENERAL OBLIGATION 11.44%

Akron OH Impt                                                 5.80%    11/1/2020          AA-                575            618,125
Athens OH City Sch Dist Fac
Constr & Impt (9)                                             6.00%    12/1/2024          AAA                500            551,250
Bloomington MN Indpt Sch Dist #271 (9)                       5.125%     2/1/2022          Aaa              2,000          2,007,500
Boulder CO Open Space Acq                                     5.50%    8/15/2018          AA+                400            420,000
Canton OH Sch Dist Ser A (12)                                5.625%    12/1/2023          AAA              2,900          3,041,374
Crawford Cnty KS Univ Sch (9)                                 5.00%     9/1/2021          Aaa              1,075          1,065,594
Culpeper Cnty VA Sch (9)                                      6.00%    1/15/2021          AAA                690            751,238
Dallas TX                                                     5.75%    2/15/2020          AAA              1,615          1,711,900
Dodge KS Univ Sch Dist #443 (9)                              4.375%     9/1/2018          AAA              1,635          1,526,681
Douglas Cnty NE Sch Dist Ser B                                5.00%   12/15/2024          AAA              1,250          1,234,374
Fairfield Cnty OH (6)                                         5.25%     6/1/2024          Aaa              1,255          1,267,550
Fairfield OH City Sch Dist
Ref-sch Impt (6)                                             5.375%    12/1/2020          AAA              1,410          1,455,825
Foothill DE Anza CA Cmnty College Dist
Cap Apprec (12)                                         Zero Coupon     8/1/2030          AAA              4,505            979,838
Hamilton OH One Renaissance
Ctr Ser A (2)                                                 5.00%    11/1/2026          Aaa              1,000            981,250
Josephine Cnty OR Unit Sch Dist
Three Rivs (9)                                                5.00%    6/15/2020          Aaa              1,000          1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       20

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:        PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR           AMOUNT
INVESTMENTS                                                    RATE         DATE   MOODY'S(a)             (000)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Kilmarnock VA Pub Impt                                        6.25%     3/1/2027           BBB*       $    1,430       $  1,524,737
Lane Cnty OR Sch Dist #52                                    5.625%    6/15/2020           Aa2               800            842,000
Linn Cnty OR Cmnty Sch Dist
No. 9 Lebanon (6)                                       Zero Coupon    6/15/2021           Aaa             1,000            921,250
Linn Cnty OR Sch Dist #55
Sweet Home (9)                                                5.50%    6/15/2020           AAA             1,000          1,046,250
Linn Cnty OR Sch Dist #55
Sweet Home (9)                                                5.50%    6/15/2025           Aaa             1,360          1,407,600
Lopatcong Twp NJ Brd Ed (6)                                   5.00%    7/15/2026           Aaa             1,205          1,201,988
Marion Cnty TN (2)                                            5.00%     4/1/2024           Aaa             1,000            978,750
Marion OH City Sch Dist Sch
Fac Constr & Impt (9)                                        5.625%    12/1/2022           AAA               500            526,875
Multnomah-Clackamas Cntys OR
Sch Dist #10 Gresham-Barlow (9)                               5.00%    6/15/2021           AAA             1,400          1,400,000
North Providence RI Ser A (12)                               6.125%     7/1/2016           AAA             1,410          1,623,262
Omaha NE Ser B                                                5.25%    12/1/2025           Aaa             4,820          4,844,100
Oregon St Alternate Energy Proj
Ser A AMT                                                     5.00%     1/1/2015            AA             1,415          1,443,300
Oregon St Alternate Energy Proj
Ser A AMT                                                     5.05%     1/1/2016            AA             1,795          1,828,656
Oregon St Alternate Energy Proj
Ser A AMT                                                     5.10%     1/1/2017            AA               980            994,700
Paw Paw Mi Pub Sch Dist Sch Bldg & Site                       6.00%     5/1/2030           AAA               550            593,313
Philadelphia PA Sch Dist Ser A (9)                            5.75%     2/1/2030           AAA             1,200          1,276,500
Puerto Rico Comwlth RIBs                                     9.455%     7/1/2029            A*               750            938,438
Richmond VA (9)                                               5.50%    1/15/2018           AAA               600            635,250
South Wash Cnty MN Indpt
Sch Dist #833 Ser A (12)                                      5.50%     2/1/2018           AAA             5,215          5,469,230
South Wash Cnty MN Indpt
Sch Dist #833 Ser A (12)                                      5.50%     2/1/2019           AAA             2,990          3,117,074
Sumner Cnty KS Univ Sch Dist Sch Bldg (9)                     4.50%     9/1/2026           Aaa             1,345          1,230,675
Teays Valley OH Loc Sch Dist Sch
Fac Constr & Impt (6)                                        5.375%    12/1/2020           Aaa               500            515,000
Texas St Wtr Dev Brd                                          7.15%     8/1/2035           Aa1             1,915          2,123,256
Thurston Cnty NE Sch Dist No 016 (12)                         5.15%    6/15/2021           Aaa             1,000          1,008,750
Tipp City Ohio Exmp Vlg Sch. (6)                              5.00%    12/1/2024           Aaa               750            736,875
Venus TX Indpt Sch Dist Ref                                  5.625%    8/15/2029           AAA             1,430          1,478,263
Washington Cnty OR Sch
Dist #15 Forest Grove (9)                                     5.00%    6/15/2021           Aaa             1,410          1,401,188

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       21

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Washtenaw Cnty MI Multi Lake
San Sew Sys Sylvan Twp Wtr (12)                               4.75%     5/1/2021           AAA        $       900      $     853,875
Washtenaw Cnty MI Multi Lake
San Sew Sys Sylvan Twp Wtr (12)                               4.75%     5/1/2022           AAA                900            849,375
West Contra Costa Calif Sch Ser A (6)                         5.00%     8/1/2025           AAA              1,500          1,505,624
West Virginia St Pub Svc Of COI Proj (12)                     5.75%     6/1/2025           AAA              2,000          2,127,500
Wyandotte Cnty KS Sch 204 Bonner
Springs Ser A (9)                                             5.60%     9/1/2020           Aaa              1,105          1,165,775
                                                                                                                       -------------
TOTAL                                                                                                                     66,221,928

HEALTHCARE 18.16%

Abag Fin Auth for Nonprofit Corp CA Ctfs
Partn O'Connor Woods Obligated Group (1)                      6.20%    11/1/2029             A              1,000          1,087,500
Arizona Hlth Fac Auth Hosp Sys Rev John C
Lincoln Hlth Network                                          7.00%    12/1/2025           BBB              1,500          1,582,500
Clackamas Cnty OR Hosp Fac Auth Rev
Legacy Hlth Sys (12)                                          5.00%    2/15/2015           AAA              1,600          1,652,000
Clackamas Cnty OR Hosp Fac Auth Rev
Legacy Hlth Sys (12)                                          5.00%    2/15/2016           AAA              1,000          1,023,750
Colorado Hlth Fac Auth Rev Hosp
Portercare Adventist Hlth                                    6.625%   11/15/2026          BBB+              2,000          2,137,500
Colorado Hlth Fac Auth Rev Vail Valley
Medical Center Proj                                           5.80%    1/15/2027           BBB              1,250          1,237,500
Delaware Cnty PA Auth Hosp Rev Crozer
Chester Med Ctr (1)                                          5.375%    12/1/2018             A              2,625          2,559,374
Halifax Hosp Med Ctr FL Hlthcare Fac
Rev Halifax Mgmt Sys Ser A (1)                                5.20%     4/1/2018             A                570            536,513
Harris Cnty TX Hlth Fac Memorial
Hermann Hlthcare Ser A                                       6.375%     6/1/2029            A-              1,750          1,846,250
Hastings MN Hlth Care Fac Rev
Regina Med Ctr (1)                                            5.30%    9/15/2028             A              1,010            919,100
Highlands Cnty FL Fac Auth Rev Hosp
Adventist/sunbelt Ser A                                       6.00%   11/15/2031            A-              2,750          2,805,000
Illinois Hlth Fac Auth Rev
Holy Cross Hosp Proj                                          6.75%     3/1/2024           Ba3              2,000          1,622,500
Indiana Cnty PA Hosp Auth Rev Ser A                          7.125%     7/1/2023            A3              1,500          1,557,615
Iowa Fin Auth Rev IA St Revolving
Fd Comb Ser                                                   6.25%     5/1/2024            A+              3,400          3,536,000
Jackson OH Hosp Fac Rev Cons Hlth
Sys Jackson Hosp (3)                                         6.125%    10/1/2023            AA                680            731,000
Kansas Dev-J-Catholic Hlth-KS Stormont
Vail Hlthcare Ser K (12)                                     5.375%   11/15/2024           AAA                200            202,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       22

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Kansas Dev-J-Catholic Hlth-KS Stormont
Vail Hlthcare Ser K (12)                                     5.375%   11/15/2030           AAA        $     2,000      $   2,015,000
Kent Hosp Fin Auth MI Rev Spectrum Hlth                       5.25%    1/15/2021           AA                 875            859,688
Kentucky Economic Dev Fin Auth Norton
Hlthcare Inc Ser A (12)                                 Zero Coupon    10/1/2025           AAA             10,050          2,700,937
Kentucky Economic Dev Fin Auth Norton
Hlthcare Inc Ser A                                           6.625%    10/1/2028            A-              1,750          1,833,125
Knox Cnty TN Hlth Edl & Hsg Ref &
Impt-Catholic Hlthcare Ser A                                 5.125%    10/1/2021           AA-                250            243,750
Knox Cnty TN Hlth Edl & Hsg Ref &
Impt-Catholic Hlthcare Ser A                                  5.25%    10/1/2027           AA-              1,500          1,458,750
Lancaster Cnty Hosp Auth Ser Bryanlgh
Med Ctr Proj Ser A (2)                                       5.125%     6/1/2026           Aaa              1,500          1,479,374
Lauderdale Cnty & Florence AL Hlthcare
Auth Rev Coffee Hlth Group Ser A (12)                         6.00%     7/1/2029           Aaa              1,000          1,075,000
Lubbock TX Hlth Facs Dev Corp Rev Sears
Plains Proj (10)                                              5.70%    1/20/2041           AAA              2,500          2,540,625
Maryland St Hlth & Higher Ed Fac Auth
Rev Catholic Hlth Initiatives Ser A                           6.00%    12/1/2024           AA-                100            106,375
Maryland St Hlth & Higher Ed Fac Auth
Rev Kaiser Permanente Ser A                                  5.375%     7/1/2015             A              3,415          3,534,524
Maryland St Hlth & Higher Ed Fac Auth
Rev North Arundel Hosp                                        6.50%     7/1/2026          BBB+              1,000          1,060,000
Maryland St Hlth & Higher Ed Fac Auth
Rev Univ Maryland Medical System                              6.75%     7/1/2030          Baa1              1,950          2,110,875
Massachusetts St Hlth & Edl Fac Auth Rev                      5.75%     7/1/2021           AA-              1,000          1,032,500
Mckean Cnty PA Hosp Auth Rev Bradford
Hosp Proj (1)                                                 6.00%    10/1/2013             A              2,950          3,086,438
Mesa AZ Ind Dev Auth Discovery Hlth
Sys Ser A (12)                                                5.75%     1/1/2025           AAA                750            793,125
Miami-dade Cnty FL Hlth Ref Miami
Childrens Hosp-A (2)                                         5.125%    8/15/2026           AAA              2,750          2,695,000
Minneapolis & St Paul Mn Hsg & Redev
Auth Hlthcare Sys Group Hlth Plan ProJ                        6.90%   10/15/2022          BBB+                700            717,500
Mississippi Hosp Equip & Fac Forrest Cnty
Auth Rev Gen Hosp Proj (9)                                    6.00%     1/1/2030            NR                615            661,894
Missouri St Hlth & Ed Fac Auth Rev
Ser A Hlthcare (2)                                            5.25%     6/1/2021           AAA              7,825          7,854,344
Missouri St Hlth & Ed Fac Auth Rev St
Likes Episcopal-Presb Hosp (9)                                5.25%    12/1/2026           Aaa              1,500          1,501,875
Montgomery AL Med Clinic Brd
Hlthcare Fac Rev                                              7.00%     3/1/2015          Baa1              1,305          1,316,849

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       23

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Econ Dev Auth Rev United
Methodist Homes                                              5.125%     7/1/2018          BBB-        $     1,000      $     887,500
New Jersey Hlthcare Fac Fin Auth
Rev Robert Wood Johnson Univ Hosp                             5.75%     7/1/2031            A+                700            728,000
New Jersey Hlthcare Fac Fin Auth
Rev Society of the Valley Hosp Ser C (12)                    6.625%     7/1/2010           AAA                225            225,662
New Mexico St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                                   5.50%     8/1/2025            A1              3,000          3,003,750
New York St Dorm Auth Rev Fashion
Inst Tech (9)                                                 5.50%     7/1/2030           AAA                900            928,125
New York St Dorm Auth Rev
Mount Sinai Hlth Ser A                                        6.50%     7/1/2025           BBB              2,000          2,167,500
New York St Dorm Auth Rev
Mount Sinai Hlth Ser A                                        6.60%     7/1/2026           BBB              1,500          1,573,124
North Carolina Med Care Commn
Hosp Rev Pitt Cnty Mem Hosp Ser A (12)                        4.75%    12/1/2028           AAA              5,890          5,455,613
North Carolina Med Care Commn
Rev NC Hsg Fndtn Inc (1)                                      6.45%    8/15/2020             A                150            156,750
Olathe KS Hlthcare Fac Rev Med Ctr
Proj Ser A (2)                                                5.50%     9/1/2025           AAA              1,000          1,026,250
Plymouth MN Hlth Fac Rev West Hlth
Proj Ser A (9)                                               6.125%     6/1/2024           AAA              2,990          3,240,413
Rochester MN Hlthcare Fac Rev
Ser H RIBs                                                   9.334%   11/15/2015            AA             10,000         10,812,499
Saginaw MI Hosp Fin Auth Covenant
Med Ctr Ser F                                                 6.50%     7/1/2030             A              1,000          1,056,250
South Carolina Jobs Econ Dev Auth Hosp
Facs Rev Hlth Alliance Ser A                                 7.375%   12/15/2021           BBB              2,000          2,187,500
St. Cloud Mn Hlthcare Rev Hosp Oblig
Group Ser A (9)                                               6.25%     5/1/2018           Aaa              3,320          3,730,850
Tom Green Cnty TX Hlth Fac Shannon
Health Sys Proj                                               6.75%    5/15/2021          Baa3              1,800          1,869,750
Wisconsin St Hlth & Ed Fac Auth Rev
Wheaton Franciscan Svc (12)                                   6.50%    8/15/2011           AAA                315            320,513
                                                                                                                       -------------
TOTAL                                                                                                                    105,084,449

HOUSING 9.53%

Arlington Cnty VA Ind Dev Auth Multi
Fam Rev Hsg Mtg Sr Lien                                       6.30%     7/1/2016             A                500            528,750
Arlington Cnty VA Ind Dev Auth Multi
Fam Rev Hsg Mtg Sr Lien                                       8.00%     7/1/2015           BB*                890            906,687
Bexar Cnty TX Hsg Fin Corp Rev AMT (10)                       8.20%     4/1/2022           AAA                455            457,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       24

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Colorado Hsg Fin Auth Multi Fam
Hsg Ser A AMT                                                 6.80%    10/1/2037           AA+        $     2,360      $   2,510,449
Georgia St Hsg & Fin Auth Rev Sing Fam
Mtg Ser A Sub A-2 AMT (7)                                     6.45%    12/1/2027           AAA                200            209,250
Georgia St Hsg & Fin Auth Rev Sing Fam
Mtg Ser B Sub B-2 AMT (7)                                     6.55%    12/1/2027           AAA              1,115          1,165,174
Georgia St Hsg & Fin Auth Rev Sing Fam
Mtg Sub Ser A-2 AMT (7)                                       6.40%    12/1/2015           AAA              1,065          1,122,244
Idaho Hsg Agy Sing Fam Mtg
Ser F AMT (7)                                                 7.45%     7/1/2015           Aaa                695            731,488
Illinois Hsg Dev Auth Multi Fam Hsg
Lawndale AMT (7)                                              6.80%    12/1/2016           AAA              1,000          1,078,750
Illinois Hsg Dev Auth Multi Fam Hsg
Lawndale AMT (7)                                              7.10%    12/1/2034           AAA              1,500          1,623,750
Indiana St Hsg Fin Auth Sing Fam Mtg
Rev Ser B-3 AMT (8)                                           5.55%     1/1/2025           Aaa              2,345          2,371,380
Maine St Hsg Auth Mtg Purp
Ser A-2 AMT                                                   6.75%   11/15/2035           AA+                130            136,663
Manchester NH Hsg & Redev Auth
Rev SER B AMT (1)                                       Zero Coupon     1/1/2019             A              2,570            844,888
Manchester NH Hsg & Redev Auth
Rev SER B (1)                                           Zero Coupon     1/1/2022             A              4,640          1,235,400
Manchester NH Hsg & Redev Auth
Rev SER B (1)                                           Zero Coupon     1/1/2023             A              4,440          1,098,900
Manchester NH Hsg & Redev Auth
Rev SER B (1)                                           Zero Coupon     1/1/2026             A              5,140          1,034,424
Manchester NH Hsg & Redev Auth
Rev SER B (1)                                           Zero Coupon     1/1/2029             A              3,140            510,250
Maryland St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Sing Fam Ser 7 AMT                            7.30%     4/1/2025           Aa2                260            265,200
Maryland St Cmnty Dev Admin
Residential Ser F AMT                                         5.50%     9/1/2022           Aa2              2,500          2,537,500
Maryland St Cmnty Dev Admin
Residential Ser H AMT                                         5.20%     9/1/2022           Aa2              1,000            992,500
Massachusetts St Hsg Fin Agy Hsg Rev
Rental Mtg Ser A AMT (2)                                      7.35%     1/1/2035           AAA              1,405          1,503,350
Massachusetts St Hsg Fin Agy Hsg Rev
Sing Fam Ser 29 AMT                                           6.75%     6/1/2026            AA              1,230          1,286,888

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       25

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Minneapolis St Paul MN Hsg Fin Brd Rev
Sing Fam Mtg Ser AB AMT (11)                                  6.25%    11/1/2030           AAA        $       750      $     806,250
Minnesota St Hsg Fin Agy Sing Fam Mtg
Ser G-1 AMT                                                   5.60%     7/1/2022           AA+                590            604,750
Missouri St Hsg Dev Cmnty Mtg
Rev Sing Fam Homeowner Ln
Ser B-1 AMT (11)                                              6.25%     3/1/2031           AAA                975          1,015,219
Missouri St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT (11)                               Zero Coupon     3/1/2029           AAA              2,375            510,625
Montana St Brd Hsg Sing Fam Mtg
Ser A-1 AMT (7)                                               6.05%    12/1/2037           AA+              4,445          4,622,800
New Orleans LA Fin Auth Sing Fam Mtg
Rev Ser B-2 AMT (8)                                           6.00%    12/1/2018           Aaa                610            641,263
North Carolina Hsg Fin Agy Sing Fam
Rev Ser BB AMT                                                6.25%     3/1/2012            AA              1,055          1,113,025
Oklahoma Hsg Fin Agy Sing Fam Rev
Mtg Homewowner Ser B-1                                  Zero Coupon     3/1/2029           Aaa              4,910            994,275
Oklahoma Hsg Fin Agy Sing Fam Rev
Mtg Ser B-2 AMT                                         Zero Coupon     9/1/2030           Aaa              9,900          1,918,125
Oklahoma Hsg Fin Agy Sing Fam Rev
Mtg Ser B-2 AMT (11)                                          5.40%     3/1/2025           Aaa              1,000          1,013,750
Oklahoma Hsg Fin Agy Sing Fam Rev
Mtg Ser D-1 (11)                                        Zero Coupon     3/1/2029           Aaa              6,000          1,260,000
Oklahoma Hsg Fin Agy Sing Fam Rev
Mtg Ser B-1 (11)                                              5.30%     9/1/2026           Aaa                500            511,875
Oklahoma Hsg Fin Agy Sing Fam Rev
Mtg Homeowner Ser D-2 AMT (11)                          Zero Coupon     9/1/2030           Aaa              4,415            739,513
Prince Georges Cnty MD Hsg Sing Family
Ser A AMT (11)                                                6.15%     8/1/2019           AAA                145            151,163
South Dakota Hsg Dev Auth Home
Ownership Mtg Ser A                                          5.125%     5/1/2027           AAA              2,425          2,391,656
Tennessee Hsg Dev Agy Mtg Fin Ser A                           5.95%     7/1/2028            AA              1,180          1,206,550
Tennessee Hsg Dev Agy Mtg Fin Ser A
AMT                                                          7.125%     7/1/2026            AA                150            155,625
Utah St Hsg Fin Agy Sing Family Mtg
Ser A-2 AMT (7)                                               7.75%     1/1/2023           AAA                 20             20,244
Virginia St Hsg Dev Auth Comwlth Mtg
Ser A                                                         7.10%     1/1/2022           AA+              9,055          9,268,969
Washington St Hsg Fin Cmnty Sing Fam
Prog Ser A-2 AMT (11)                                         6.30%    12/1/2027           Aaa                790            824,563

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       26

SCHEDULE OF INVESTMENTS (CONTINUED) National
TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Wyoming Cmnty Dev Auth Hsg
Rev Ser 2 AMT                                                 6.35%     6/1/2029            AA        $       655      $     684,475
Wyoming Cmnty Dev Auth Hsg Rev Ser 5 AMT                      5.90%     6/1/2017            AA                500            531,250
                                                                                                                       -------------
TOTAL                                                                                                                     55,136,861

INDUSTRIAL 5.53%

Butler Al Ind Dev Brd Solid Waste Disp
Rev James River Proj                                          8.00%     9/1/2028          BBB-              1,500          1,605,000
California Statewide Cmnty Dev Auth
Lease Rev United Airlines Ser A AMT                           5.70%    10/1/2033           BB-              1,000            745,000
Chicago Il O'hare Intl Arpt Spl Fac Rev
United Airlines Proj Ser C AMT                                6.30%     5/1/2016            B2              4,000          3,465,000
Clark Cnty Nv Ind Dev Rev PA
Ser 349 RIBs                                                 8.261%    10/1/2030            A*             12,500         11,609,375
Clark Cnty NV Ind Dev Rev Ser C
AMT (2)                                                       5.95%    12/1/2038           AAA              3,320          3,502,600
Connecticut St Dev Auth Solid Waste
Disp Fac Rev Pfizer, Inc AMT                                  7.00%     7/1/2025           AAA              2,500          2,753,125
Effingham Cnty GA Dev Auth Fort James
Proj AMT                                                     5.625%     7/1/2018          BBB-              1,000            967,500
Jacksonville Fl Swr & Solid Waste Disp Fac
Rev Anheuser-busch Proj AMT                                  5.875%     2/1/2036            A+                500            519,375
Moraine OH Solid Waste Disp General
Motors Corp Proj AMT                                          5.65%     7/1/2024             A                450            471,375
Rhode Island St Eco Dev Providence
Place Mall AMT (3)                                           6.125%    7/1/2020             AA                550            590,563
Texas City TX Ind Dev Corp Marine Term
Rev Arco Pipe Line                                           7.375%    10/1/2020           AA+                650            834,438
Tulsa OK Muni Arpt Term Rev American
Airlines Proj                                                 6.25%     6/1/2020            BB              4,500          3,560,625
Tulsa OK Muni Arpt Term Rev Ser B
AMT                                                           6.00%     6/1/2035            BB              1,500          1,361,250
                                                                                                                       -------------
TOTAL                                                                                                                     31,985,226

MISCELLANEOUS 8.84%

Atlanta GA Dev Auth Rev Yamacraw
Design Ctr Proj Ser A AMT (12)                               5.125%     1/1/2023           AAA              2,500          2,463,225
Atlanta GA Dev Auth Rev Yamacraw Design
Ctr Proj Ser A (12)                                          5.125%     1/1/2027           AAA              1,250          1,238,716
Bemidji MN Lease Rev MN St Bureau
Criminal Appreh (12)                                          5.75%    12/1/2018           Aaa                555            590,381
Bemidji MN Lease Rev MN St Bureau
Criminal Appreh (12)                                          5.75%    12/1/2019           Aaa                315            333,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       27

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Boise City ID Urban Renewal Lease Rev
Urban Renewal ADA Cnty Courts (2)                             6.25%    8/15/2019           AAA        $     7,385      $   8,354,281
Fayette Cnty GA Pub Facs Auth Rev
Criminal Justice Center Proj                                  6.00%     6/1/2030           Aa2              3,500          4,055,625
George L Smith II GA World Congress
Ctr Auth Rev Domed Stadium
Proj AMT (12)                                                 5.75%     7/1/2015           AAA              1,500          1,631,250
Henrico Cnty VA Econ Dev Auth Pub Fac
Lease Rev Jail Proj AMT                                      6.125%    11/1/2019            AA              1,000          1,107,500
Jefferson Cnty AL Sch Warrants (9)                            5.50%    2/15/2020           AAA              1,000          1,038,750
Miami-dade Cnty FL Sp Oblig Sub
Ser A (12)                                              Zero Coupon    10/1/2024           AAA              3,650          1,026,563
Murray City UT Muni Bldg Auth Ser A (2)                       5.30%    12/1/2021            NR              3,025          3,062,813
New Hanover Cnty NC Ctfs Partn New
Hanover Cnty Proj (2)                                         5.00%    12/1/2020           AAA              2,000          2,007,500
Northern Tob Secu Corp AK Asset Bk Bds                        5.50%     6/1/2029           Aa3                500            500,000
Pittsburgh CA Redev Agy Los Medanos
Cmnty Dev Proj (2)                                      Zero Coupon     8/1/2028           AAA              2,385            578,363
Portland OR Urban Renewal & Redev
Downtown Waterfront Ser A (2)                                 5.50%    6/15/2020           Aaa                850            884,000
Portland OR Urban Renewal & Redev
Downtown Waterfront Ser A (2)                                 5.75%    6/15/2019           Aaa              1,500          1,616,250
Providence RI Redev Agy Rev Pub Safety &
Muni Bldg Ser A (2)                                           5.75%     4/1/2029           Aaa                415            440,938
South Carolina Jobs Eco Dev Auth Rev
Sr-myrtle Beach Convention Ser A                             6.625%     4/1/2036          BBB-                800            814,000
St. Louis MO Ind Dev Auth Leasehold
Rev Convention Ctr Hotel (2)                            Zero Coupon    7/15/2020           AAA              1,950            733,688
St. Louis MO Ind Dev Auth Rev Kiel Ctr
Multi Purp Arena                                             7.875%    12/1/2024           BB*              3,500          3,644,375
Tobacco Settlement Rev Mgmt Auth
SC Ser B AMT                                                 6.375%    5/15/2028            A1              6,500          6,898,125
Tulsa OK Ind Auth Rev Ser A (12)                             5.375%    10/1/2020           Aaa              3,170          3,261,138
Virginia St Pub Bldg Auth Pub Fac
Rev Ser A                                                     5.75%     8/1/2020           AA+                600            637,500
Wyandotte Cnty KS Uni Govt Bpu
Office Bldg Complex Proj (12)                                 5.00%     5/1/2021           AAA                495            490,669
Wyoming Bldg Corp Rev (2)                                     6.00%    10/1/2019           AAA              1,425          1,562,156
Wyoming Bldg Corp Rev (2)                                     6.00%    10/1/2021           AAA              2,000          2,180,000
                                                                                                                       -------------
TOTAL                                                                                                                     51,151,706

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       28

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
POLLUTION 1.91%

California Poll Ctrl Fin Auth Rev Southern
CA Ser B (2)                                                  6.40%    12/1/2024           AAA        $     4,500      $   4,725,000
Coconino Cnty AZ Poll Ctrl Cor Rev Nev
Pwr Co Ser B AMT                                              5.80%    11/1/2032          BBB-              2,000          1,855,000
Missouri St Envr Impt & Enrg Unrefunded
Bal-St Revolving-B                                            7.20%     7/1/2016           Aaa              1,285          1,445,625
Pueblo Cnty CO Poll Ctrl Pub Svc of CO
Proj (2)                                                      5.10%     1/1/2019           AAA              3,015          3,056,456
                                                                                                                         -----------
TOTAL                                                                                                                     11,082,081

POWER 8.53%

Gainesville FL Util Sys Rev Ser A                             5.20%    10/1/2022            AA                200            201,750
Grant Cnty WA Pub Util Dist #2 Priest
Rapids Hydro 2nd Ser B (12)                                  5.375%     1/1/2018           AAA                300            307,500
Hamilton OH Elec Sys Mtg Rev Ser B AMT(6)                     6.30%   10/15/2025           AAA              7,555          7,986,844
Hawaii St Dept Bdg & Fin Spl Purp Mtg
Rev Hi Elec CO Ser A AMT (12)                                 6.60%     1/1/2025           AAA                135            146,475
Hawaii St Dept Bdg & Fin Spl Purp Rev                        5.538%   12/15/2023           AAA              4,000          3,445,000
Lebanon OH Elec Rev Sys Mtg (2)                               5.00%    12/1/2021           AAA              1,250          1,240,625
Lenoir City TN Elec Sys Rev Ref & Impt (9)                    5.00%     6/1/2021           Aaa                750            742,500
Long Island Pwr Auth NY Elec Rites
PA 686 RIBs (12)                                             8.524%    12/1/2022          AAA*              5,500          5,795,625
Los Angeles CA Wtr & Pwr Rev Pwr
Sys Ser A-A1 (9)                                              5.25%     7/1/2019           AAA              1,000          1,035,000
Los Angeles CA Wtr & Pwr Rev Pwr
Sys Ser A-A1 (9)                                              5.25%     7/1/2020           AAA              2,700          2,784,375
Michigan St Strategic Fund Ltd Oblig
Ref-detroit Edison Poll Ctl-B AMT                             5.65%     9/1/2029            A-              3,645          3,654,113
Milwaukee Wi Loc Dist Heating Fac Rev
Wi Elec Pwr CO Proj AMT                                       6.85%    10/1/2021           AA-              4,100          4,198,646
North Carolina Muni Pwr Agy No. 1
Catawba Elec Rev (1)                                          5.00%     1/1/2015             A              3,775          3,690,063
Northern Muni Pwr Agy MN Elec Sys
Rev Ser B (2)                                                 5.50%     1/1/2018           AAA              1,800          1,865,250
Oak Ridge TN Util Dist Gas Sys Rev (2)                        5.50%     4/1/2025           Aaa                285            291,413
Piedmont Muni Pwr Agy SC Elec
Rev Ser A (12)                                                4.75%     1/1/2025           AAA             11,110         10,387,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       29

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Western Generation Agy OR Rev
Wauna Cogeneration Ser B AMT                                  7.40%     1/1/2016          BBB*        $     1,500      $   1,582,500
                                                                                                                       -------------
TOTAL                                                                                                                     49,355,529

PREREFUNDED 5.35%

Amarillo TX Hlth Fac Corp Reg AMT RIBs (9)                  10.264%     1/3/2022           AAA              4,050          4,299,197
Cobb Cnty GA Kennestone Hosp Auth,
Rev Ctfs Ser 86-A (12)                                  Zero Coupon     8/1/2015           AAA              1,000            475,000
Cumberland Cnty NC Ctfs Partn Civic
Ctr Proj Ser A (2)                                            6.40%    12/1/2019           AAA              2,800          3,164,000
District of Columbia Rev RIBs                               10.558%    4/25/2022           AAA              7,750          8,386,663
Glendale AZ Dev Auth Ed Fac Rev
Amer Graduate Sch Intl (5)                                   7.125%     7/1/2020           AAA              1,000          1,155,000
Indiana St Ed Fac Auth Rev                                    6.65%     3/1/2019           Aaa                860            953,525
Iowa Fin Auth Rev                                             5.25%    8/15/2021           AA-                235            239,994
Lauderdale Cnty & Florence AL Hlthcare
Auth Rev (12)                                                 5.75%     7/1/2019           AAA              2,000          2,240,000
Missouri St Envr Impt & Enrg
Prerefunded-st Revolving FD Ser B AMT                         7.20%     7/1/2016           Aaa              1,965          2,232,731
New York St Med Care Fac Fin Agy Rev                         8.875%    8/15/2007           AA-                 40             40,176
Ohio St                                                       6.20%     8/1/2013           AA+                750            850,313
Puerto Rico Elec Pwr Auth Pwr Rev RIBs (9)                   9.178%     7/1/2023           AAA              2,500          2,719,750
University NM Tech Dev Corp Lease Rev
Univ Ctr Res Ser A (12)                                       6.55%    8/15/2025           AAA              1,410          1,582,725
Weber Cnty UT Muni Bldg Auth
LEASE REV (3)                                                 7.50%   12/15/2019           AAA              2,250          2,618,438
                                                                                                                       -------------
TOTAL                                                                                                                     30,957,512

SOLID WASTE 0.17%

Cobb Cnty GA Solid Waste Mgmt Auth
Rev AMT                                                       6.40%     1/1/2015           AAA                900            967,500
                                                                                                                       -------------

TRANSPORTATION 7.35%

Atlanta GA Arpt Rev Ser A (6)                                 5.50%     1/1/2026           AAA              1,000          1,031,250
Billings MT Arpt Rev (12)                                     6.10%     7/1/2016           AAA                190            210,425
Billings MT Arpt Rev AMT (12)                                 6.20%     7/1/2020           AAA              2,775          3,028,219
Connecticut St Arpt Rev Bradley Intl
Arpt Ser A AMT (6)                                           5.125%    10/1/2026           AAA              3,665          3,568,794
Delaware Transn Auth Transn
Sys Rev Sr AMT                                                6.00%     7/1/2020            AA              6,215          6,735,506
Denver CO City & Cnty Arpt Ref-Ser B AMT (6)                  5.00%   11/15/2017           AAA              1,000            997,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       30

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Denver CO City & Cnty Arpt Ser A AMT (9)                      5.00%   11/15/2025           AAA        $     1,100      $   1,050,500
Denver CO City & Cnty Arpt Rev
Ser A AMT (2)                                                5.625%   11/15/2023           AAA              2,995          3,092,338
E-470 Pub Hwy Auth CO REV CAP
Apprec Ser B AMT (12)                                   Zero Coupon     9/1/2031           AAA             15,000          2,925,000
Massachusetts St Port Auth PFC Ser A (9)                     5.125%     7/1/2017           AAA                225            227,250
Memphis-shelby Cnty TN Arpt (9)                              5.125%     3/1/2026           AAA              1,500          1,464,375
Michigan St Trunk Line Ref Ser A (12)                         4.75%    11/1/2020           AAA              2,000          1,910,000
Minneapolis & St Paul MN Met
Sub-Ser C (6)                                                 5.25%     1/1/2026           AAA                410            408,975
New Jersey St Transn Tr Fd Auth
Transn Sys Ser A                                              6.00%    6/15/2019            AA              2,550          2,817,750
Northwest Pkwy Pub Hwy Auth Cap
Apprec Sr Ser B (9)                                     Zero Coupon      6/15/28           Aaa             10,000          2,037,500
Port Kalama WA Rev Ser B AMT                                 5.625%    12/1/2015            A3              1,025          1,033,969
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B AMT                                     6.00%     7/1/2026             A              1,500          1,590,000
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser PMD-9 AMT RIBs (9)                             9.45%     7/1/2026           AAA                500            591,250
Rhode Island St Eco Corp Arpt
Rev Ser B (6)                                                 6.00%     7/1/2020           AAA              1,210          1,305,288
Rhode Island St Eco Corp Arpt
Rev Ser B (6)                                                 6.00%     7/1/2028           AAA              1,200          1,284,000
Richland Lexington SC Arpt
Columbia Met Arpt Ser A (9)                                   5.00%     1/1/2026           AAA                500            485,000
San Francisco CA City & Cnty Arpt
Commn Intl Arpt Rev Spl Fac Lease
SFO Fuel Ser A AMT (9)                                       6.125%     1/1/2027           AAA                500            550,625
Santa Rosa Bay FL Bdg Auth Rev AMT                            6.25%     7/1/2028            B1              2,040          1,688,100
Santa Rosa Bay FL Bdg Auth Rev (1)                            6.25%     7/1/2028             A              1,125          1,144,688
St Louis MO Arpt Rev Airport Dev
Prog Ser A (12)                                               5.00%     7/1/2020           AAA              1,400          1,394,750
                                                                                                                       -------------
TOTAL                                                                                                                     42,573,052

WATER/SEWER 5.62%

Baltimore MD Rev Water Proj Ser A (9)                         6.00%     7/1/2018           AAA                285            317,775
Baltimore MD Rev Water Proj Ser A (9)                         6.00%     7/1/2020           AAA                275            302,500
Brighton Township MI San Sew
Drainage Dist (9)                                             5.25%    10/1/2018           AAA              1,615          1,649,319
Broad River NC Wtr Auth (12)                                 5.375%     6/1/2026           Aaa                500            510,625
Detroit MI Wtr Supply Sys Sr Lien Ser A (6)                   5.75%     7/1/2028           AAA              1,500          1,605,000
Fulton Cnty GA Wtr & Swr Rev (6)                              4.75%     1/1/2028           AAA                825            772,406

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       31

SCHEDULE OF INVESTMENTS (CONTINUED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Grand Forks ND Wtr Rev Ser D (12)                            5.375%     9/1/2020           Aaa        $     1,550      $   1,584,875
Hallsdale Powell Util Dist Knox Cnty TN
Wtr & Swr Rev (2)                                             5.00%     4/1/2019           AAA                300            300,750
Houston TX Wtr & Swr Sys Rev Ser D (12)                      6.125%    12/1/2029           AAA              1,400          1,513,750
Iowa City IA Swr Rev (9)                                     5.375%     7/1/2020           Aaa                720            741,600
Kansas St Dev Fin Auth Rev Pub Wtr
Supply Revolving Ln-2                                         4.75%     4/1/2018            A2              1,280          1,248,000
Los Angeles CA Dept Wtr & Pwr
Wtrwks Rev (6)                                                4.25%   10/15/2030           Aaa              2,685          2,366,155
Los Angeles CA Dept Wtr & Pwr
Wtrwks Rev Ser A (6)                                         5.125%     7/1/2041           AAA              2,055          2,067,844
Martinsburg W VA Str & Swr Rev (12)                           5.00%     9/1/2023           Aaa              1,525          1,486,875
Midlothian TX Wtr Dist (9)                              Zero Coupon     9/1/2022           AAA              2,000            650,000
New York NY City Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A                                       5.50%    6/15/2023            AA              1,050          1,065,750
Ohio ST Wtr Dev Auth Rev Ref Fresh
Wtr Ser B (9)                                                 5.50%     6/1/2021           AAA              1,215          1,307,644
Oregon St Brd Bk Rev or Econ Cmnty
Dev Dept Ser A (12)                                           5.50%     1/1/2017           AAA                570            598,500
Paragould AR Wtr Swr & Elec Rev (2)                           5.65%    12/1/2025           AAA                815            859,825
Phoenix AZ Civic Impt Corp (6)                                6.00%     7/1/2024           AAA              2,400          2,781,000
South Dakota Conservancy Dist (2)                             5.00%     8/1/2022           Aaa              2,700          2,604,960
South Dakota Conservancy Dist Rev
Clean Wtr St Revolving Fd (2)                                 5.00%     8/1/2022           Aaa              1,000            985,000
West Virginia Wtr Dev Auth Infrastructure
Rev Ser A (9)                                                5.625%    10/1/2026           AAA              1,555          1,617,200
White Hsg Util Dist TN Ref (9)                               5.125%     1/1/2026           Aaa              2,000          1,997,500
White Hsg Util Dist TN Robertson &
Sumner Cntys Wtr & Swr Rev (9)                                6.00%     1/1/2026           Aaa              1,090          1,243,963
York Cnty VA Swr Rev                                         5.875%     6/1/2024           Aa3                330            352,275
                                                                                                                       -------------
TOTAL                                                                                                                     32,531,091
                                                                                                                       -------------
TOTAL MUNICIL BONDS 96.24% (Cost $534,588,578)                                                                         $ 556,995,649
                                                                                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION 23.24%
Abag Fin Auth for Nonprofit Corp CA
Rev Ser A CA Sch of Sacred Heart                              6.45%     6/1/2030          Baa3        $     1,000      $   1,077,500
California Ed Fac Auth Rev Fresno
Pacific Univ Ser A                                            6.75%     3/1/2019          Baa3              1,250          1,375,000
California Ed Fac Auth Rev Institute
of Technology                                                 4.50%    10/1/2027           AAA              8,250          7,744,687
California Ed Fac Auth Rev
Loyola-Marymount Univ (12)                                    5.00%    10/1/2024           Aaa                900            904,500
California Ed Fac Auth Rev Pepperdine
Univ                                                          5.75%    9/15/2030            A1              2,000          2,160,000
California Ed Fac Auth Rev Pepperdine
Univ Ser A                                                    5.00%    11/1/2029            A1                805            799,969
California Ed Fac Auth Rev Pooled
College & Univ Proj Ser C ETM                                 6.50%     6/1/2020          Baa3              3,000          3,603,750
California Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs                                                 7.865%    12/1/2027           AAA              2,525          2,616,531
California Ed Fac Auth Rev Scripps College                    5.25%     8/1/2021            A1                425            434,562
California Ed Fac Auth Rev Scripps College                    5.25%     8/1/2026            A1              1,145          1,167,900
California Ed Fac Auth Rev Univ of
San Diego (2)                                                 5.00%    10/1/2028           Aaa              2,000          2,005,000
California Ed Fac Auth Rev Univ of
San Francisco (12)                                            6.00%    10/1/2016           AAA                 75             84,656
California Ed Fac Auth Rev Univ of
San Francisco (12)                                            6.00%    10/1/2026           AAA              2,565          2,847,150
California St Univ Fndtn Rev
Monterey Bay (12)                                             5.30%     6/1/2022           AAA                500            516,250
California St Univ Rev & College
Hsg Sys (6)                                                   5.90%    11/1/2021           AAA              1,045          1,131,213
California Statewide Cmntys Dev Auth
Auxiliary Fndtn CA St Univ (12)                               5.20%     6/1/2024           AAA                650            661,375
Los Angeles CA Cmnty College Ser A (12)                       5.00%     6/1/2026           AAA              7,375          7,393,437
Los Angeles CA Cmnty College Ser A (9)                        6.00%    8/15/2020           AAA              1,455          1,525,262
Rnr Sch Fin Auth Ca Spl Tax Cmnty Fac
Dist No. 92-1 Ser A (2)                                      5.625%     9/1/2030           AAA              3,985          4,249,006
Santa Ana CA Unified Sch Dist Ctfs
Partn Fin Proj (9)                                      Zero Coupon     4/1/2019           AAA              2,295            929,475
Southwestern Cmnty College (2)                               5.375%     8/1/2025           AAA              1,500          1,560,000
Vallejo City CA Unified Sch Dist Cmnty
Fac Dist No 2 (9)                                             5.00%     9/1/2026           AAA              2,670          2,676,675
                                                                                                                         -----------
TOTAL                                                                                                                     47,463,898

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       33

SCHEDULE OF INVESTMENTS (CONTINUED)
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2001


                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
FINANCE 8.10%

California St Univ Fin Auth Rev CA East
Campus Cmnty Ser A (12)                                       5.25%     9/1/2026           AAA        $     5,500      $   5,630,625
Inglewood CA Pub Fin Auth Rev Ser A (2)                       5.25%     8/1/2021           AAA                600            624,000
Lemoore CA Fin Auth Lease Rev Ref Wtr
Sys & Wastewater SYS (2)                                      5.00%    12/1/2020           AAA                490            496,738
Oakland CA Jt Pwrs Fin Auth Reassmt Rev                       5.50%     9/2/2024            A-                515            527,875
Orange Cnty CA Recovery Ctfs Partn
Residual Ctfs Ser 128 RIBs (12)                              9.215%     7/1/2019          AAA*              2,500          2,937,500
Orange Cnty CA Recovery Ctfs Partn
Ser A (12)                                                    6.00%     7/1/2026           AAA                750            829,688
Puerto Rico Comwlth Infrastructure
Fin Auth Ser A ETM                                            5.50%    10/1/2040           AAA              1,030          1,085,363
Sacramento CA City Fin Auth Rev
Cap Impt Ser A (2)                                            5.00%    12/1/2026           AAA              1,000          1,002,500
Salida CA Area Pub Fac Fin Agy Cmnty
Fac Dist Spl Tax #1998-1 (9)                                  5.25%     9/1/2028           AAA              1,200          1,230,000
San Luis Obispo Cnty CA Fin Auth Rev
Ser a (12)                                                    5.375%    8/1/2030           AAA              2,100          2,173,500
                                                                                                                       -------------
TOTAL                                                                                                                     16,537,789

GENERAL OBLIGATION 16.81%

Berryessa CA Unified Sch Dist Election
of 1999 Ser B (9)                                             5.25%     8/1/2019           AAA              1,415          1,468,062
Cabrillo CA Cmnty College Cap Apprec
Ser B (6)                                               Zero Coupon     8/1/2022           AAA              3,235          1,087,769
California St (6)                                             5.25%     9/1/2030           AAA              1,600          1,636,000
California St Veterans Ser B AMT                              5.70%    12/1/2032           AA-              1,000          1,015,000
Capistrano CA Unified Sch Dist Sch Fac
Impt Dist #1 Ser A (6)                                        6.00%     8/1/2024           AAA              2,500          2,759,375
El Monte CA City Sch Dist Ser A (9)                           6.25%     5/1/2025           AAA              1,230          1,389,900
Exeter CA Unified High Sch Dist
Election Of 2001 (12)                                        5.125%     8/1/2026           AAA              1,000          1,012,500
Fremont CA Unified High Sch Dist
Santa Clara Cnty Ser B (6)                                    5.25%     9/1/2025           AAA              3,345          3,428,625
Fresno CA Unified Sch Dist Election
1995 Ser F (9)                                               5.125%     8/1/2026           Aaa              1,410          1,427,625
Monrovia CA Unified Sch Dist Cap
Apprec Ser B (6)                                        Zero Coupon     8/1/2032           AAA              5,250          1,023,750
Montebello CA Unified Sch Dist (9)                            5.00%     8/1/2020           AAA                700            708,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       34

SCHEDULE OF INVESTMENTS (CONTINUED)
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Mount Pleasant CA Elem Sch Dist 1998
Election Ser C (9)                                            5.50%     3/1/2026           AAA        $       715      $     748,963
Mountain View CA Unified Sch Dist Cap
Apprec Ser A (12)                                       Zero Coupon     8/1/2020           AAA                725            269,156
Napa Vally CA Unified Sch Dist Election
of 1996 Ser E (6)                                             5.30%     8/1/2024           AAA                475            492,219
Oxnard CA Unified High Sch Dist
Ref Ser a (12)                                                6.00%     2/1/2020           AAA                650            723,125
Oxnard CA Unified High Sch Dist
Ref Ser A (12)                                                6.20%     8/1/2030           AAA              3,000          3,423,750
Pittsburg CA Unified Sch Dist Ser E (9)                       6.00%     8/1/2024           AAA              1,380          1,519,725
Placer CA Union High Sch Dist Cap
Apprec Ser A (6)                                        Zero Coupon     8/1/2020           AAA              2,000            750,000
Pomona CA Unified Sch Dist (12)                               6.15%     8/1/2030           AAA              1,000          1,171,250
Pomona CA Unified Sch Dist Ser A (12)                         6.55%     8/1/2029           AAA              1,000          1,261,250
Sacramento CA City Uni Sch Election
of 1999 Ser B (6)                                             5.00%     7/1/2026           AAA              1,330          1,334,988
San Juan CA Unified Sch Dist Cap
Apprec (6)                                              Zero Coupon     8/1/2023           AAA              1,000            318,750
Santa Cruz CA City Elem Sch Dist
Ser B (6)                                                     6.00%     8/1/2029           AAA              2,500          2,793,750
Wiseburn CA Sch Dist Cap Apprec
Ser A (6)                                               Zero Coupon     8/1/2023           AAA              1,995            635,906
Wiseburn CA Sch Dist Cap Apprec
Ser A (6)                                               Zero Coupon     8/1/2024           AAA              1,995            598,500
Wiseburn CA Sch Dist Cap Apprec
Ser A (6)                                               Zero Coupon     8/1/2025           AAA              1,695            480,956
Yuba City CA Unified Sch Dist Cap
Apprec (6)                                              Zero Coupon     9/1/2021           AAA              2,400            846,000
                                                                                                                       -------------
TOTAL                                                                                                                     34,325,644

HEALTHCARE 2.06%

Abag Fin Auth for Nonprofit Corp CA
Ctfs Partn O'Connor Woods Obligated
Group (1)                                                     6.20%    11/1/2029             A                975          1,060,312
Central CA JT Pwrs Health Fin Auth Ctfs
Partn Cmnty Hosp of Central CA                                5.75%     2/1/2031          BBB+              1,000          1,015,000
Central CA JT Pwrs Health Fin Auth Ctfs
Partn Cmnty Hosp of Central CA                                6.00%     2/1/2030            A-                750            790,312
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                        5.50%     6/1/2031            A+                800            804,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       35

SCHEDULE OF INVESTMENTS (CONTINUED)
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Torrance CA Hosp Rev Torrance Memorial
Med Ctr Ser A                                                 6.00%     6/1/2022            A+        $       500      $     528,750
                                                                                                                       -------------
TOTAL                                                                                                                      4,198,374

INDUSTRIAL 0.84%

California Statewide Cmnty Dev Auth Lease
Rev Spl Fac United Airlines Ser A AMT                         5.70%    10/1/2033          Baa3              2,300          1,713,500
                                                                                                                       -------------

MISCELLANEOUS 5.64%

California Infrastructure & Econ Dev Bk
Rev Asian Museum Fdtn (12)                                    5.25%     6/1/2030           AAA                115            117,587
California Infrastructure & Econ Dev Bk
Rev Scripps Research Inst Ser A                               5.75%     7/1/2030           Aa3              1,500          1,612,500
Concord CA Redev Agy Tax Alloc Ser 3 (4)                      8.00%     7/1/2018           AAA                 35             35,475
Imperial CA Ctfs Partn Ref-wtr Fac (6)                        5.00%   10/15/2020           AAA              3,250          3,278,437
Pittsburgh CA Redev Agy Tax Alloc Los
Medanos Cmnty Dev Proj (2)                              Zero Coupon     8/1/2026           AAA              3,500            940,625
Pittsburgh CA Redev Agy Tax Alloc Los
Medanos Cmnty Dev Proj (2)                              Zero Coupon     8/1/2027           AAA              1,700            433,500
Santa Cruz Cnty CA Redev Agy Oak
Soquel Cmnty Impt (2)                                        5.375%     9/1/2030           AAA              1,300          1,353,625
Tob Securitization Auth Northern CA Tob
Settlement Rev Asset Bkd Bds Ser A                            5.00%     6/1/2028            A1              2,000          1,990,000
Tob Securitization Auth Northern CA Tob
Settlement Rev Asset Bkd Bds Ser A                            5.25%     6/1/2031            A1                750            757,500
Tob Securitization Auth Northern CA Tob
Settlement Rev Asset Bkd Bds Ser A                           5.375%     6/1/2041            A1              1,000          1,007,500
                                                                                                                       -------------
TOTAL                                                                                                                     11,526,749

POLLUTION 6.40%

California Poll Ctrl Fin Auth Rev Pacific
Gas & Elec Ser A AMT (12)                                     5.35%    12/1/2016           AAA              2,000          2,105,000
California Poll Ctrl Fin Auth Rev Southern
CA Ser B AMT (2)                                              6.40%    12/1/2024           AAA             10,435         10,956,750
                                                                                                                       -------------
TOTAL                                                                                                                     13,061,750

POWER 13.81%

Los Angeles CA Wtr & Pwr Rev Pwr
SYS-A-A-1 (12)                                                5.00%     7/1/2024           AAA              1,050          1,053,938
Los Angeles CA Wtr & Pwr Rev Pwr
Sys-Ser A-A-1 (9)                                             5.25%     7/1/2019           AAA              3,000          3,105,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       36

SCHEDULE OF INVESTMENTS (CONTINUED)
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
M-S-R Pub Pwr Agy CA San Juan Proj
Rev Ser D (12) ETM                                            6.75%     7/1/2020           AAA        $     1,000      $   1,216,250
M-S-R Pub Pwr Agy CA San Juan Proj
Rev Ref Ser I (12)                                            5.00%     7/1/2018           AAA              1,000          1,015,000
Northern CA Transmission Rev RIBs (12)                       7.094%    4/29/2024           AAA              8,500          9,148,125
Northern CA Transmission Rev CA Ore
Transmission Ser A (12)                                       6.50%     5/1/2016           AAA              4,250          4,431,348
Palo Alto CA Util Rev Ser A                                   6.25%     6/1/2020           AA+              1,610          1,750,875
Sacramento CA Muni Util Dist Elec Rev
RIBs (6)                                                     9.984%    8/15/2018           AAA              6,000          6,486,600
                                                                                                                       -------------
TOTAL                                                                                                                     28,207,136

PREREFUNDED 4.06%

Metro Wtr Dist Southern CA Wtr Wks
Rev RIBs                                                     8.959%     8/5/2022            AA              7,300          8,294,625
                                                                                                                       -------------

TRANSPORTATION 11.99%

Los Angeles Cnty CA Met Trans Auth Sales
Tax Rev Prop A-1ST Sr Ser A (9)                               5.00%     7/1/2027           AAA              1,000          1,002,500
Port Oakland CA Port Rev Ser J (12)                           5.50%    11/1/2026           AAA              5,000          5,281,250
San Francisco CA Bay Area Rapid Tran
Dist Sales Tax Rev                                            5.00%     7/1/2026           AAA              3,100          3,107,750
San Francisco CA Bay Area Rapid
Transit Rev (2)                                               5.00%     7/1/2028           AAA              1,250          1,253,125
San Francisco CA City & Cnty Arpt Commn
Intl Arpt Rev AMT (9)                                         5.75%     1/1/2014           AAA                500            546,875
San Francisco CA City & Cnty Arpt Commn
Intl Arpt Rev Ser Issue 6 AMT (2)                             6.50%     5/1/2018           AAA              4,500          4,905,000
San Francisco CA City & Cnty Arpt Commn
Intl Arpt Rev Spl Fac Lease Sfo Fuel
Ser A AMT (9)                                                6.125%     1/1/2027           AAA                500            550,625
San Francisco CA City & Cnty Arpt Commn
Rev Second Ser-issue 15A AMT (9)                              5.00%     5/1/2017           AAA              2,000          2,012,500
San Francisco CA City & Cnty Arpt Commn
Rev Ser Issue 2 (12)                                          6.75%     5/1/2020           AAA              3,230          3,492,438
San Francisco CA City & Cnty Arpt Commn
Rev Ser Issue 20 (12)                                         4.50%     5/1/2023           AAA              1,690          1,573,813
San Francisco CA City & Cnty Arpt Commn
Rev Ser Issue 20 (12)                                         4.50%     5/1/2026           AAA                820            761,575
                                                                                                                       -------------
TOTAL                                                                                                                     24,487,451

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       37

SCHEDULE OF INVESTMENTS (CONTINUED)
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 6.13%

Citrus Heights CA Wtr Dist (6)                                5.25%      10/1/20           AAA        $     1,800      $   1,858,500
East Bay CA Muni Util Dist Wst Wtr
Treatment Sys Rev RIBs (2)                                    7.97%     6/1/2020           AAA              2,050          2,244,750
El Monte CA Wtr Auth Rev Wtr
Sys Proj (2)                                                  5.60%     9/1/2029           AAA              2,000          2,120,000
Los Angeles CA Dept Wtr & Pwr
Wtrwks Rev Ser A                                             5.125%     7/1/2041            AA              2,000          2,007,500
Los Angeles CA Wst Wtr Sys Rev Ser C (12)                     4.00%     6/1/2019           AAA              1,835          1,642,325
Reedley CA Pub Fin Auth Lease Rev
Wst Wtr Treatment Plant Proj (2)                              6.05%     5/1/2015           AAA              1,400          1,452,010
San Diego Cnty CA Wtr Rev Auth
Rev Ctfs Partn Ser A (12)                                     4.75%     5/1/2020           AAA              1,200          1,185,000
                                                                                                                       -------------
TOTAL                                                                                                                     12,510,085
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS 99.08% (Cost $192,892,832)                                                                        $202,327,001
                                                                                                                        ============

SCHEDULE OF INVESTMENTS
CONNECTICUT TAX-FREE fund SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION 27.79%

Connecticut St Hlth & Ed Fac Auth Rev
Brunswick Sch Ser A (12)                                      5.00%     7/1/2029           AAA                810            797,850
Connecticut St Hlth & Ed Fac Auth Rev
Choate Rosemary Hall Issue Ser B (12)                         5.00%     7/1/2027           AAA                750            734,063
Connecticut St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I (12)                                     5.25%     7/1/2019           AAA                600            615,750
Connecticut St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I (12)                                     5.50%     7/1/2029           AAA              1,235          1,284,400
Connecticut St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                                        5.75%     7/1/2029            A+              3,000          3,168,750
Connecticut St Hlth & Ed Fac Auth Rev
Quinnipiac College Ser E (1)                                  4.75%     7/1/2028           AAA              1,480          1,404,150
Connecticut St Hlth & Ed Fac Auth Rev
Sacred Heart Univ Issue Ser C                                 6.50%     7/1/2016          BBB-                275            290,469
Connecticut St Hlth & Ed Fac Auth Rev
Salisbury Sch Issue Ser A (3)                                 4.75%     7/1/2028            AA              3,005          2,779,625
Connecticut St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A (12)                                   5.40%     7/1/2027           AAA              1,350          1,382,063
Connecticut St Hlth & Ed Fac Auth Rev
Trinity College Ser E (12)                                   5.875%     7/1/2026           AAA              1,000          1,061,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       38

SCHEDULE OF INVESTMENTS (CONTINUED)
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Connecticut St Hlth & Ed Fac Auth Rev
Trinity College Ser G (2)                                     5.00%     7/1/2021           AAA        $     1,500      $   1,500,000
Connecticut St Hlth & Ed Fac Auth Rev
Trinity College Ser G (2)                                     5.00%     7/1/2031           AAA                200            196,750
Connecticut St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                          5.375%     7/1/2029            A+                210            212,625
Connecticut St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D (1)                                    6.70%     7/1/2026             A              1,000          1,053,750
Connecticut St Hlth & Ed Fac Auth Rev
Yale Univ RIBs                                               8.988%    6/10/2030           AAA              6,800          7,216,908
Connecticut St Hlth & Ed Fac
Gunnery Sch (3)                                               5.35%     7/1/2031            AA                695            698,475
Connecticut St Hlth & Ed Fac Loomis
Chaffee Sch Ser D                                             5.25%     7/1/2031            A2              2,750          2,770,625
Connecticut St Hlth & Ed Fac Taft Sch
Issue Ser F                                                   4.75%     7/1/2020           AA-              1,000            973,750
                                                                                                                       -------------
TOTAL                                                                                                                     28,141,253

FINANCE 1.78%

Puerto Rico Comwlth Infrastructure
Fin Auth Spl RIBs                                            8.741%    10/1/2040          AAA*              1,625          1,801,719
                                                                                                                       -------------
GENERAL OBLIGATION 16.41%

Bridgeport CT Ser C (6)                                       4.75%    8/15/2021           AAA              1,000            966,250
Bridgeport CT Ser C (6)                                       5.00%    8/15/2020           AAA                500            500,625
Connecticut ST Ser A                                         5.625%    4/15/2020            AA              1,000          1,066,250
Connecticut ST Ser A                                          6.00%    4/15/2015            AA              1,000          1,130,000
Connecticut ST Ser B                                          5.60%    6/15/2020            AA                250            264,688
Hartford CT                                                   6.50%   12/15/2005           AA-                730            832,200
Killingly CT                                                  7.25%   12/15/2004            A1                250            253,555
Monroe CT                                                     6.60%    4/15/2005           Aa2                100            112,250
Montville CT                                                  6.70%    6/15/2009           Aa3                550            655,875
Montville CT                                                  6.70%    6/15/2010           Aa3                575            692,875
Puerto Rico Comwlth Pub Impt                            Zero Coupon     7/1/2018             A              2,000            865,000
Puerto Rico Comwlth Pub Impt (9)                              5.05%     7/1/2020           AAA              1,000          1,016,250
Puerto Rico Comwlth Ref Pub Impt (9)                          4.50%     7/1/2023           AAA                500            467,500
Redding CT                                                    6.60%    4/15/2010           Aa1                100            120,000
Regional Sch Dist #16 CT (6)                                  5.00%     2/1/2020           Aaa                315            316,181
University CT Rev Student Fee Ser A (12)                      4.75%   11/15/2024           AAA              1,000            957,500
University CT Rev Student Fee Ser A (12)                      4.75%   11/15/2027           AAA              1,300          1,235,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       39

SCHEDULE OF INVESTMENTS (CONTINUED)
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
University CT Rev Student Fee Ser A (6)                       5.75%   11/15/2020           AAA        $       205      $     222,425
University CT Rev Student Fee Ser A                           6.00%   11/15/2021           AA-                390            426,075
University CT Rev Student Fee Ser A (6)                       6.00%   11/15/2025           AAA                500            550,000
University CT Ser A (6)                                      5.625%     3/1/2020           AAA              1,000          1,063,750
University Puerto Rico Rev Univ Rev
Ser O (12)                                                   5.375%     6/1/2030           AAA              1,650          1,672,687
Voluntown CT                                                  6.75%    10/1/2002            A3                100            104,502
Watertown CT                                                  6.50%    6/15/2003           Aa3                100            106,875
West Hartford CT                                              4.50%    1/15/2021           AAA                950            907,250
West Haven CT (12)                                            6.50%    6/15/2006           AAA                100            114,000
                                                                                                                       -------------
TOTAL                                                                                                                     16,619,563

HEALTHCARE 6.90%

Connecticut St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A (12)                                   6.625%     7/1/2018           AAA              1,250          1,310,938
Connecticut St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F (12)                                5.625%   11/15/2020           AAA                325            344,094
Connecticut St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C (2)                                5.625%     7/1/2029           AAA              1,000          1,048,750
Connecticut St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Subser A (2)                              5.00%     7/1/2028           AAA                965            944,494
Connecticut St Hlth & Ed Fac Auth Rev
Hosp for Sp Care Ser B                                        5.50%     7/1/2027           BBB              1,895          1,717,344
Connecticut St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C (3)                                5.75%     7/1/2029            AA                650            686,563
Connecticut St Hlth & Ed Fac Auth Rev
Windham Cmnty Mem Hosp Ser C                                  6.00%     7/1/2020          BBB-              1,000            935,000
                                                                                                                       -------------
TOTAL                                                                                                                      6,987,183

HOUSING 5.64%

Connecticut St Hsg Fin Auth Hsg Mtg
Fin Prog Ser B                                                6.75%   11/15/2023           AAA              1,605          1,669,200
Connecticut St Hsg Fin Auth Hsg Mtg
Fin Ser C-2 AMT                                               6.00%   11/15/2020           AAA              1,000          1,048,750
Connecticut St Hsg Fin Auth Spl Oblig
Grp Home Mtg Ser G-h5 (2)                                     5.85%    6/15/2030           AAA                500            521,875
Connecticut St Hsg Fin Auth Subser
B-2 AMT                                                       5.75%   11/15/2021           AAA              2,405          2,474,143
                                                                                                                       -------------
TOTAL                                                                                                                      5,713,968

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       40

SCHEDULE OF INVESTMENTS (CONTINUED)
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 12.59%

Connecticut St Dev Auth Govt (12)                             6.60%    6/15/2014           AAA        $       500      $     553,750
Connecticut St Dev Auth Ind Dev Rev
Watson Foods Co Inc Proj AMT                                  5.90%     6/1/2028          BB-*                690            665,850
Connecticut St Dev Auth Poll Ctrl Rev
Pfizer Inc Proj                                               6.55%    2/15/2013           Aaa              3,570          3,708,802
Connecticut St Dev Auth Solid Waste
Waste Disp Fac Rev Pfizer Inc AMT                             7.00%     7/1/2025           AAA              2,500          2,753,125
Connecticut St Res Recovery Auth
American Fuel Co Proj Ser A AMT                               6.45%   11/15/2022           BBB              4,985          5,059,774
                                                                                                                       -------------
TOTAL                                                                                                                     12,741,301

MISCELLANEOUS 9.69%

Connecticut St Dev Auth Aquarium Rev
Mystic Marinelife Aquarium Proj Ser A                         7.00%    12/1/2027           BB*              1,500          1,571,250
New Haven CT Air Rights Pkg Fac
Rev (12)                                                      6.50%    12/1/2015           AAA              8,025          8,234,612
                                                                                                                       -------------
TOTAL                                                                                                                      9,805,862

POWER 1.01%

Puerto Rico Elec Pwr Auth Pwr
Rev Ser HH (9)                                                5.25%     7/1/2029           AAA              1,000          1,018,750
                                                                                                                       -------------
PREREFUNDED 6.91%

Connecticut St Hlth & Ed Fac Auth
Rev Sacred Heart Ser C                                        6.50%     7/1/2016          BBB-                725            837,375
Connecticut St Spl Tax Oblig Rev (6)                          6.10%    10/1/2011           AAA              1,000          1,106,250
Puerto Rico Comwlth                                           6.00%     7/1/2026           AAA              1,000          1,161,250
Puerto Rico Comwlth                                           6.45%     7/1/2017           AAA              1,000          1,117,500
Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Refunded Bal Ser T                                   6.625%     7/1/2018             A                 67             70,074
Puerto Rico Elec Pwr Auth Pwr Rev
Ser T RIBs (9)                                              10.203%     7/1/2018           AAA              1,500          1,850,624
Puerto Rico Elec Pwr Auth Pwr Rev Ser X                      6.125%     7/1/2021            A-                750            854,063
                                                                                                                       -------------
TOTAL                                                                                                                      6,997,136

SOLID WASTE 3.65%

Eastern CT Res Recov Auth Solid Waste Rev
Wheelabrator Libson Proj Ser A AMT                            5.50%     1/1/2020           BBB              3,940          3,693,750
                                                                                                                       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       41

SCHEDULE OF INVESTMENTS (CONTINUED)
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 3.05%

Connecticut St Arpt Rev
Bradley Intl Arpt Ser A AMT (6)                              5.125%    10/1/2026           AAA        $     1,500      $   1,460,625
Hartford CT Pkg Sys Rev Ser A                                 6.50%     7/1/2025           BBB                500            517,500
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser A (12)                                         4.75%     7/1/2038           AAA              1,170          1,111,500
                                                                                                                       -------------
TOTAL                                                                                                                      3,089,625

WATER/SEWER 2.80%

Connecticut St Dev Auth Wtr Fac
Rev Bridgeport AMT (2)                                        6.15%     4/1/2035           AAA                500            536,875
Connecticut St Dev Auth Wtr Fac Rev The
CT Wtr Co Proj Ser A AMT (2)                                  5.75%     7/1/2028           AAA                250            258,125
South Cent CT Regl Wtr Auth Sys
Rev 16th Ser (2)                                             5.375%     8/1/2025           AAA              1,000          1,021,250
South Cent CT Regl Wtr Auth Sys
Rev 16th Ser (2)                                             5.375%     8/1/2030           AAA              1,000          1,015,000
                                                                                                                       -------------
TOTAL                                                                                                                      2,831,250
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS 98.22% (Cost $95,876,312)                                                                        $  99,441,360
                                                                                                                       =============

SCHEDULE OF INVESTMENTS
HAWAII TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION 0.40%

University HI Univ Sys Rev Ser G (2)                          5.45%    10/1/2006           AAA                275            286,531
                                                                                                                       -------------

FINANCE 0.75%

Puerto Rico Comwlth Infrastructure
Fin Auth Sp Ser A ETM                                        5.375%    10/1/2024           AAA                300            317,250
Puerto Rico Comwlth Infrastructure
Fin Auth Sp Ser A ETM                                         5.50%    10/1/2032           AAA                200            212,250
                                                                                                                       -------------
TOTAL                                                                                                                        529,500

GENERAL OBLIGATION 36.05%

Hawaii Cnty HI Ref Impt Ser A (6)                             5.60%     5/1/2013           AAA              1,780          1,966,900
Hawaii Cnty HI Ser A (6)                                      5.50%    7/15/2017           AAA              1,545          1,618,388
Hawaii Cnty HI Ser A (9)                                     5.625%    5/15/2019           AAA                545            569,525
Hawaii St Ser BZ                                              6.00%    10/1/2010           AA-                500            571,875
Hawaii St Ser BZ                                              6.00%    10/1/2012           AA-                500            576,250
Hawaii St Ser CA (6)                                          8.00%     1/1/2013           AAA              2,000          2,612,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       42

SCHEDULE OF INVESTMENTS (CONTINUED)
HAWAII TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Hawaii St Ser CP (6)                                          5.00%    10/1/2016           AAA        $       900      $     915,750
Hawaii St Ser CR (12)                                         4.75%     4/1/2018           AAA              1,870          1,827,925
Hawaii St Ser CT (9)                                         5.875%     9/1/2019           AAA              1,175          1,343,906
Hawaii St Ser CU (12)                                         5.25%    10/1/2020           AAA              1,700          1,717,000
Honolulu HI City & Cnty Ser A (12)                            5.00%    11/1/2015           AAA              1,095          1,115,531
Honolulu HI City & Cnty Ser A (9)                            5.125%     9/1/2021           AAA                600            597,750
Honolulu HI City & Cnty Ser A (6)                             5.50%     9/1/2016           AAA                  5              5,225
Honolulu HI City & Cnty Ser B (6)                             5.00%    11/1/2016           AAA                265            269,638
Honolulu HI City & Cnty Wtr ETM (6)                           6.00%    12/1/2015           AAA              1,000          1,148,750
Kauai Cnty HI (6)                                            6.125%     8/1/2024           AAA                580            672,075
Kauai Cnty HI Pub Impt Ser B (12)                             5.25%     8/1/2017           AAA                 95             97,138
Kauai Cnty HI Ser A (12)                                      5.50%     8/1/2021           AAA              2,495          2,566,730
Maui Cnty HI (12)                                             5.75%     6/1/2016           AAA              1,035          1,155,320
Maui Cnty HI Ser A (6)                                        6.10%     3/1/2020           AAA                500            546,250
Puerto Rico Comwlth RIBs (9)                                 9.384%     7/1/2020           AAA              3,000          3,243,300
Puerto Rico Comwlth Ref Pub Impt (9)                          4.50%     7/1/2023           AAA                500            467,500
                                                                                                                       -------------
TOTAL                                                                                                                     25,605,226

HEALTHCARE 11.55%

Hawaii St Dept Bdg &
Fin Spl Purp Rev Kaiser Permanente Ser A                      5.15%     3/1/2015             A              1,450          1,440,937
Hawaii St Dept Bdg &
Fin Spl Purp Rev Kapiolani Hlth                               6.20%     7/1/2016             A              1,000          1,045,000
Hawaii St Dept Bdg &
Fin Spl Purp Rev Kapiolani Hlth                               6.25%     7/1/2021             A              2,000          2,075,000
Hawaii St Dept Bdg &
Fin Spl Purp Rev The Queens Hlth
Sys Ser B (12)                                                5.25%     7/1/2023           AAA              1,000            998,750
Hawaii St Dept Bdg & Fin Spl
Purp Rev Wilcox Mem Hosp Proj                                 5.25%     7/1/2013          BBB+              1,200          1,188,000
Hawaii St Dept Bdg & Fin Spl Purp
Rev Wilcox Mem Hosp Proj                                      5.50%     7/1/2028          BBB+              1,350          1,289,250
Puerto Rico Ind Tourist Ed Med &
Envr Ctrl Fac Rev Hosp Mutuo Oblig
Grp Ser A (12)                                                6.25%     7/1/2024           AAA                150            164,250
                                                                                                                       -------------
TOTAL                                                                                                                      8,201,187

HOUSING 6.05%

Hawaii St Hsg Fin & Dev Corp
Rev Univ of HI Faculty Hsg Proj (2)                           5.65%    10/1/2016           AAA              1,000          1,045,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       43

SCHEDULE OF INVESTMENTS (CONTINUED)
HAWAII TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Hawaii St Hsg Fin & Dev Corp
Rev Univ of HI Faculty Hsg Proj (2)                           5.70%    10/1/2025           AAA        $       380      $     394,250
Hawaii St Hsg Fin & DEV CORP
Sing Fam Mtg Purp Rev Ser A AMT (8)                           7.10%     7/1/2024           AAA                960            979,200
Hawaii St Hsg Fin & Dev Corp
Sing Fam Mtg Purp Rev Ser B (8)                               5.30%     7/1/2028           AAA                850            859,563
Hawaii St Hsg Fin & Dev Corp
Sing Fam Mtg Purp Rev Ser B (8)                               5.45%     7/1/2017           AAA              1,000          1,021,250
                                                                                                                       -------------
TOTAL                                                                                                                      4,299,263

MISCELLANEOUS 2.80%

Hawaii St Ctfs Partn Cap Dist Kapolei St
Office Bdg Ser A (2)                                          5.00%     5/1/2018           AAA                475            477,375
Hawaii St Ctfs Partn Cap
Dist St Office (12)                                           5.50%     5/1/2020           AAA                500            514,375
Puerto Rico Pub Bdg Auth
Rev Govt Fac Ser B (2)                                        5.00%     7/1/2027           AAA              1,000          1,000,000
                                                                                                                       -------------
TOTAL                                                                                                                      1,991,750

POWER 18.16%

Hawaii St Dept Bdg & Fin Spl Purp Mtg
Rev HI Elec Co Ser A AMT (12)                                 6.60%     1/1/2025           AAA              2,500          2,712,500
Hawaii St Dept Bdg & Fin Spl Purp Mtg
Rev HI Elec Co Ser C AMT (12)                                7.375%    12/1/2020           AAA                310            315,388
Hawaii St Dept Bdg & Fin Spl Purp Mtg
Rev St Francis Med Ctrs (9)                                   6.50%     7/1/2022           AAA              1,200          1,257,024
Hawaii St Dept Bdg & Fin Spl Purp
Rev AMT                                                      5.538%   12/15/2023           AAA             10,000          8,612,500
                                                                                                                       -------------
TOTAL                                                                                                                     12,897,412

PREREFUNDED 15.91%

Honolulu HI City & Cnty Ser A (12)                            5.00%    11/1/2015           AAA                405            437,906
Honolulu HI City & Cnty Ser A (6)                             5.50%     9/1/2016           AAA                995          1,106,913
Honolulu HI City & Cnty Ser B (6)                             5.00%    11/1/2016           AAA                235            256,150
Puerto Rico Comwlth                                           6.00%     7/1/2026           AAA              1,000          1,161,250
Puerto Rico Comwlth                                           6.45%     7/1/2017           AAA              2,575          2,877,562
Puerto Rico Comwlth                                           6.50%     7/1/2023           AAA              1,250          1,398,437
Puerto Rico Elec Pwr Auth Pwr
Rev RIBs (9)                                                 9.178%     7/1/2023           AAA              1,500          1,631,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       44

SCHEDULE OF INVESTMENTS (CONTINUED)
HAWAII TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Ind Med &
Envr Poll Ctrl St Luke Hosp Ser A                             6.25%     6/1/2010           Aaa        $     1,390      $   1,541,163
Puerto Rico Tel Auth Rev RIBS (12)                           8.486%    1/16/2015           AAA                800            888,000
                                                                                                                       -------------
TOTAL                                                                                                                     11,299,231

TRANSPORTATION 5.75%

Hawaii St Hbr Cap Impt Rev AMT (6)                            6.25%     7/1/2015           AAA                500            541,875
Hawaii St Hbr Cap Impt Rev AMT (6)                           6.375%     7/1/2024           AAA                500            541,875
Hawaii St Hwy Rev (9)                                         5.50%     7/1/2020           AAA              1,100          1,131,624
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser V                                    6.625%     7/1/2012             A                500            520,780
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y (12)                                5.50%     7/1/2036           AAA                250            264,688
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Sub
PR St Infrastructure Bk                                       5.00%     7/1/2022            A-                 20             19,750
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B                                  6.00%     7/1/2026             A              1,000          1,060,000
                                                                                                                       -------------
TOTAL                                                                                                                      4,080,592

WATER/SEWER 2.14%

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev (9)                                    5.25%     7/1/2031           AAA                400            397,500
Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev (9)                                    5.80%     7/1/2021            AA              1,000          1,120,000
                                                                                                                       -------------
TOTAL                                                                                                                      1,517,500
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS 99.56% (Cost $67,763,957)                                                                        $  70,708,192
                                                                                                                       =============

SCHEDULE OF INVESTMENTS
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION 15.07%

Minneapolis MN Spl Sch Dist #001
Ctfs Partn                                                    5.75%     2/1/2015           AA+                100            107,250
Minneapolis MN Spl Sch Dist #001
Ctfs Partn                                                    5.75%     2/1/2017           AA+              1,120          1,184,400
Minnesota St Higher Ed Fac Auth
Rev Hamline Univ Ser 5-B                                      6.00%    10/1/2029          Baa1                500            517,500
Minnesota St Higher Ed Fac Auth
Rev Macalester College Ser 4-J                                5.55%     3/1/2017           Aa3                260            270,075

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       45

SCHEDULE OF INVESTMENTS (CONTINUED)
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Minnesota St Higher Ed Fac Auth
Rev St. Johns Univ Ser 5-1                                    5.25%    10/1/2026           A3          $      350       $    346,938
Minnesota St Higher Ed Fac Auth
Rev Univ of St. Thomas Ser 4-A1                              5.625%    10/1/2016           A2                 250            259,375
Minnesota St Higher Ed Fac Auth
Rev Univ of St. Thomas Ser 4-M                                5.35%     4/1/2017            A2                250            255,625
Rochester MN Indpt Sch Dist #535
Ctfs Partn (9)                                               5.125%     2/1/2020           AAA                500            503,750
University MN Ser A                                           5.75%     7/1/2018            AA                250            278,438
                                                                                                                       -------------
TOTAL                                                                                                                      3,723,351

GENERAL OBLIGATION 22.31%

Douglas Cnty MN Hsg &
Redev Auth Governmental Hsg Ser A (12)                        5.50%     1/1/2032           Aaa                560            564,900
Elk River MN Indpt Sch Dist #728 (12)                         5.50%     2/1/2021           Aaa                500            521,875
Medford MN Indpt Sch Dist #763
Ser A (9)                                                     5.50%     2/1/2031           Aaa                500            517,500
Minneapolis MN Ser E                                          5.00%     3/1/2026           AAA                500            493,750
Minneapolis MN Spl Sch Dist #001 (6)                         5.375%     2/1/2014           AAA                250            262,813
Minneapolis MN Sports Arena Proj                             5.125%    10/1/2020           AAA                100            100,625
Minnesota St                                                  5.25%     8/1/2014           AAA                265            273,281
North St. Paul Maplewood MN
Indpt Sch Dist #622                                          5.125%     2/1/2025           AA+                400            399,500
North St. Paul Maplewood MN Indpt
Sch Dist #622 Ser A                                          5.125%     2/1/2020           AA+                400            402,500
Park Rapids MN Indpt Sch Dist #309                            4.75%     2/1/2018           Aa1                150            146,250
Princeton MN Indpt Sch Dist #477 (9)                         5.125%     2/1/2024           Aaa              1,000            998,750
Puerto Rico Comwlth Pub Impt (12)                             5.00%     7/1/2028           AAA                735            734,081
Windom MN Indpt Sch Dist #177                                 4.75%     2/1/2019           Aa1                100             96,750
                                                                                                                       -------------
TOTAL                                                                                                                      5,512,575

HEALTHCARE 11.90%

Hastings MN Hlthcare Fac Rev Regina
Med Ctr (1)                                                   5.30%    9/15/2028             A                500            455,000
Minneapolis & St. Paul MN Hsg &
Redev Auth Hlthcare Sys Childrens
Hlthcare Ser A (9)                                            5.70%    8/15/2016           AAA                150            157,312
Minneapolis & St. Paul MN Hsg &
Redev Auth Hlthcare Sys Group
Hlth Plan Proj                                                6.90%   10/15/2022          BBB+                300            307,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       46

SCHEDULE OF INVESTMENTS (CONTINUED)
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Agric & Econ Dev Bd
Rev Hlthcare Sys Fairview Hosp Ser A (12)                     5.50%   11/15/2017           AAA        $       220      $     231,275
Rochester MN Hlthcare Fac
Rev Mayo Foundation Ser A (12)                                5.50%   11/15/2027           AAA                500            514,375
Rochester MN Hlthcare Fac
Rev Ser H RIBs                                               9.335%   11/15/2015            AA              1,000          1,081,250
St Paul MN Hsg & Redev Auth Hosp
Rev Healtheast Proj Ser A                                     5.70%    11/1/2015           BB+                250            193,750
                                                                                                                       -------------
TOTAL                                                                                                                      2,940,462

HOUSING 15.70%

Dakota Cnty MN Hsg &
Redev Auth Sing Fam Mtg Rev AMT (11)                          5.85%    10/1/2030           AAA                703            723,211
Eden Prairie MN Multi Fam Hsg
Rev Lincoln Parc Proj Ser A-1 (10)                            6.40%   12/20/2020           Aaa                305            324,825
Fairbault MN Hsg & Redev Auth
Govt Hsg Dev Gross Rev Trails
Edge Apts Ser A                                               5.25%     2/1/2028            A3                400            385,000
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South (10)                               6.10%    7/20/2020           Aaa              1,000          1,066,250
Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser B-1 AMT                                      6.75%     1/1/2026           AA+                 95             98,087
Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser D AMT                                        5.85%     7/1/2019           AA+                205            211,662
Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser D AMT                                        6.40%     7/1/2015           AA+                215            226,019
Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser E                                            5.90%     7/1/2025           AA+                195            200,850
Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser G AMT                                        6.25%     7/1/2026           AA+                190            196,888
Robbinsdale MN Hsg Dev
Sr Hsg Proj Ser B (6)                                         5.75%     1/1/2023           Aaa                250            258,750
Scott Cnty MN Hsg &
Redev Savage City Hamilton
Apts Proj (2)                                                 5.60%     2/1/2019           Aaa                 80             82,500
St. Louis Park Mn Multi Fam Hsg
Mtg Cmnty Hsg (7)                                             6.15%    12/1/2016           Aa2                100            105,875
                                                                                                                       -------------
TOTAL                                                                                                                      3,879,917

MISCELLANEOUS 3.88%

Bemidji MN Lease Rev MN
St Bureau Criminal Apprehension (12)                          5.80%    12/1/2021           Aaa                460            485,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       47

SCHEDULE OF INVESTMENTS (CONTINUED)
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Minnesota St Retirement Sys Bldg Rev                          6.00%     6/1/2030           AAA         $      250      $     270,313
St. Cloud MN Ctfs Partn                                       5.90%    12/1/2017            A+                200            202,750
                                                                                                                       -------------
TOTAL                                                                                                                        958,938

POLLUTION 1.20%

Minnesota Pub Fac Auth Wtr Poll Ctrl
Rev Ser A                                                     4.75%     3/1/2017           AAA                300            296,250
                                                                                                                       -------------

POWER 8.85%

Chaska MN Elec Rev Ser A                                      6.00%    10/1/2025            A3                250            264,687
Puerto Rico Elec Pwr Auth Pwr
Rev Ser DD (9)                                                4.50%     7/1/2019           AAA                 95             91,556
Rochester MN Elec Util Rev                                    5.25%    12/1/2030           Aa3                500            506,250
South Minnesota Muni Pwr Agy Pwr
Supply Sys Rev Ser A (12)                               Zero Coupon      /1/2021           AAA              1,000            371,250
South Minnesota Muni Pwr Agy Pwr
Supply Sys Rev Ser A (12)                                     5.00%     1/1/2016           AAA                350            350,287
Western Minnesota Muni Pwr Agy
MN Ref Proj Ser A (2)                                         5.50%     1/1/2016           Aaa                565            602,431
                                                                                                                       -------------
TOTAL                                                                                                                      2,186,461

PREREFUNDED 8.98%

Marshall MN Elec & Wtr Util Rev (9)                           6.45%     7/1/2011           AAA                150            159,375
Metropolitan Council MN Ser A                                 6.00%    12/1/2002           AAA                150            150,935
Minneapolis & St. Paul Mn Hsg &
Redev Auth Hlth Care Sys Hlth One
Obligated Group Ser A (12)                                    6.75%    8/15/2014           AAA                245            250,346
Minneapolis & ST. PAUL MN Hsg &
Redev Auth Hlth Care Sys Hlth One
Obligated Group Ser A (12)                                    7.40%    8/15/2011           AAA                500            508,800
Minnesota Pub Fac Auth Wtr Poll Ctrl
Rev Ser A                                                     6.25%     3/1/2016           AAA                100            110,625
Minnesota Pub Fac Auth Wtr Poll Ctrl
Rev Ser A                                                     6.50%     3/1/2014           AAA              1,000          1,037,800
                                                                                                                       -------------
TOTAL                                                                                                                      2,217,881

TRANSPORTATION 8.07%

Minneapolis & St Paul MN
Metarpts Commn Arpt Rev Sub-Ser C (6)                         5.25%     1/1/2026           AAA              2,000          1,995,000
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS 95.96% (Cost $22,994,915)                                                                        $  23,710,835
                                                                                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION 15.39%

Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev (12)                                  5.85%     3/1/2020           Aaa        $     1,000      $   1,068,750
Kansas City MO Sch Dist
Bldg Elem Sch Proj Ser D (6)                                  5.00%     2/1/2014           AAA                685            698,700
Kansas City MO Met Cmnty Colleges
Bldg Corp Rev Ref & Impt Leasehold
Jr. College (6)                                               5.00%     7/1/2021           Aaa              1,000            992,500
Missouri Sch Brd Assoc Lease Partn
NIXA Reorg Sch Dist R 2 (3)                                   5.40%     3/1/2020            AA                850            865,938
Missouri St Hlth & Ed Fac Auth
Ed Fac Rev Maryville Univ St. Louis Proj                      5.75%    6/15/2017          Baa2                400            399,500
Missouri St Hlth & Ed Fac Auth
Ed Fac Rev Maryville Univ St. Louis Proj                      6.50%    6/15/2022          Baa2                750            775,313
Missouri St Hlth & Ed Fac Auth
Ed Fac Rev Washington Univ Ser A                              4.75%   11/15/2037           AA+              5,000          4,568,750
Missouri St Hlth & Ed Fac Auth
Ed Fac Rev Washington Univ Ser A                              6.00%     3/1/2030           Aa1                850            980,688
Missouri St Hlth & Ed Fac Auth
Ref Washington Univ Ser B                                     5.00%     3/1/2030           AA+              1,500          1,466,250
Missouri St Hlth & Ed Fac Auth
Ed Fac Webster Univ (12)                                      5.25%     4/1/2021           Aaa              2,000          2,030,000
University MO Univ Rev Ref-sys Facs Ser B                     5.00%    11/1/2027           AA+              3,000          2,951,250
University MO Univ Rev Sys Fac                                5.50%    11/1/2017           AA+                950            983,250
University MO Univ Rev Sys Fac                                5.80%    11/1/2027           AA+              1,975          2,241,625
                                                                                                                       -------------
TOTAL                                                                                                                     20,022,514

FINANCE 0.85%

Puerto Rico Comwlth Infrastructure
Fin Auth Spl RIBs                                            8.741%    10/1/2040          AAA*              1,000          1,108,750
                                                                                                                       -------------

GENERAL OBLIGATION 14.07%

Belton MO Sch Dist No 124 MO
Direct Deposit Prog (9)                                      6.00%     3/1/2017            AAA                665            730,669
Belton MO Sch Dist No 124 MO
Direct Deposit Prog (9)                                      6.00%     3/1/2020            AAA              1,770          1,929,300
Boone Cnty MO Reorg Sch Dist #R 6                            6.00%     3/1/2020            AA+                500            546,250
Franklin Cnty MO Reorg Sch Dist #R-XV                        6.00%     3/1/2020            AA+                390            420,713
Jackson Cnty MO Sch Dist # 58 Center MO
Direct Deposit Proj                                          5.00%     3/1/2021            AA+              1,025          1,017,313

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       49

SCHEDULE OF INVESTMENTS (CONTINUED)
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth RIBs (12)                                 8.984%    7/1/2008           AAA        $     1,000      $   1,070,540
Puerto Rico Comwlth RIBs (9)                                  9.384%    7/1/2020           AAA              4,000          4,324,400
Puerto Rico Comwlth Pub Impt (9)                              5.125%    7/1/2030           AAA              1,000          1,007,500
Puerto Rico Comwlth Ref Pub Impt (9)                          4.50%     7/1/2023           AAA              1,000            935,000
Springfield MO Sch Dist #R 12
Direct Deposit Prog                                           5.85%     3/1/2020           AA+                500            533,750
St. Louis Cnty MO Pattonville Sch Dist
#R 3 (6)                                                      6.00%     3/1/2019           AAA                845            935,838
St. Louis Cnty MO Sch Dist #R 8
Lindbergh (12)                                         Zero Coupon      3/1/2017           AAA              2,940          1,356,075
St. Louis Cnty MO Sch Dist #R 8
Lindbergh (12)                                         Zero Coupon      3/1/2018           AAA              3,015          1,311,525
St. Louis MO Pub Safety (6)                                  5.125%    2/15/2016           AAA                275            282,906
St. Louis MO Pub Safety (6)                                  5.125%    2/15/2018           AAA                320            325,600
University City MO Sch Dist (12)                             10.00%    2/15/2008           AAA              1,175          1,577,438
                                                                                                                       -------------
TOTAL                                                                                                                     18,304,817

HEALTHCARE 8.66%

Hannibal MO Ind Dev Auth Hlth Fac
Rev Regl Hosp Ser A (9)                                      5.625%     3/1/2012           AAA              2,170          2,308,338
Jackson Cnty MO Ind Dev Auth Hlthcare
Corp Rev St. Joseph Ctr                                      7.00%      7/1/2022          Baa1              1,500          1,551,315
Missouri St Hlth & Ed Fac
Auth Rev (2)                                                 5.25%      6/1/2028           AAA              1,350          1,348,313
Missouri St Hlth & Ed Fac
Auth Rev Heartland Hlth Sys Proj (2)                         6.35%    11/15/2017           AAA              3,600          3,816,000
Missouri St Hlth & Ed Fac
Auth Rev Hlth Midwest Ser B (12)                             6.25%     2/15/2022           AAA              2,175          2,245,274
                                                                                                                       -------------
TOTAL                                                                                                                     11,269,240

HOUSING 12.21%

Missouri St Dev Fin Brd Multi Fam
Rev Quality Hill Proj Ser A (3)                              5.60%     9/15/2028            AA              2,115          2,149,369
Missouri St Dev Fin Brd Solid Waste Disp
Rev Procter & Gamble Paper Proj AMT                          5.20%     3/15/2029            AA              5,980          6,077,175
Missouri St Hsg Dev Cmnty Mtg
Rev Sing Fam Mtg AMT (10)                                    6.22%      3/1/2026           AAA              4,420          4,569,175
Missouri St Hsg Dev Cmnty Mtg
Rev Sing Fam Mtg Ser A AMT (10)                              6.75%      6/1/2024           AAA                230            236,256
Missouri St Hsg Dev Cmnty Mtg
Rev Sing Fam Mtg Ser B AMT (10)                              6.40%     12/1/2024           AAA              1,800          1,842,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       50

SCHEDULE OF INVESTMENTS (CONTINUED)
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Missouri St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E 1 AMT (11)                              Zero Coupon      3/1/2029           AAA        $     4,685      $   1,007,275
                                                                                                                       -------------
TOTAL                                                                                                                     15,882,000

INDUSTRIAL 0.80%

St. Louis Mo Ind Dev Auth Swr &
Solid Waste Disp Fac Rev
Anheuser-busch Proj AMT                                      5.875%    11/1/2026            A+              1,005          1,046,456
                                                                                                                       -------------
TOTAL

MISCELLANEOUS 19.37%

Columbia MO Spl Oblig Cap Impt                                5.50%     2/1/2016             A                330            339,900
Gladstone MO Ctfs Partn Ser A (2)                             5.35%    6/15/2016           Aaa              1,095          1,147,013
Kansas City MO Muni Assistance Corp
Rev Leasehold-Ser 2001A (2)                                   5.00%     3/1/2019           AAA              4,145          4,165,725
Kansas City MO Muni Assistance Corp
Rev Ser A                                                    5.125%     3/1/2019            A2              1,100          1,101,375
Kansas City MO Muni Assistance
Leasehold Bartle (12)                                         5.00%    4/15/2020           AAA              1,500          1,503,750
Missouri St Brd Pub Bldgs St Office Bldg
Spl Oblig                                                    5.125%     5/1/2026            AA              3,000          2,981,250
Missouri St Ctfs Partn Bonne Terre
Prison Proj Ser A (2)                                         5.15%     6/1/2018           AAA              1,015          1,034,031
Missouri St Dev Fin Brd Infra Fac
Rev Hartman Heritage Ctr Proj Ser A (2)                      5.875%     4/1/2020           Aaa              1,000          1,067,500
Springfield MO Pub Bldg Corp Cap
Impt Lest Projs Ser B                                         5.00%     5/1/2021           Aa3              1,810          1,782,850
St. Louis MO Ind Dev Auth Leasehold
Rev Convention Ctr Hotel (2)                            Zero Coupon    7/15/2020           AAA              2,000            752,500
St. Louis MO Ind Dev Auth Rev
Kiel Ctr Multi Purp Arena AMT                                7.875%    12/1/2024           BB*              2,000          2,082,500
St. Louis MO Ind Dev Auth Rev
St. Louis Convention AMT                                     6.875%   12/15/2020          Baa3              1,000          1,062,500
St. Louis MO Muni Fin Corp Lease
Ref City Justice Ctr Ser A (2)                                4.75%    2/15/2018           Aaa              1,000            981,250
St. Louis MO Muni Fin Corp Lease
Ref City Justice Ctr Ser A (2)                                4.75%    2/15/2019           Aaa                430            418,713
St. Louis MO Muni Fin Corp Leasehold
Rev City Justice Ctr Ser A (2)                                6.00%    2/15/2019           AAA              3,500          3,955,000
St. Louis MO Muni Fin Corp Leasehold
Rev City Justice Ctr Ser A (2)                                6.00%    2/15/2020           Aaa                760            830,300
                                                                                                                       -------------
TOTAL                                                                                                                     25,206,157

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       51

SCHEDULE OF INVESTMENTS (CONTINUED)
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
POLLUTION 2.41%

Missouri St Envr Impt & Enrg Res
Auth Wtr Poll Ctrl Revolving Fd Prog Ser E                    5.25%     1/1/2019           Aaa        $       800      $     816,000
Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving-A                                 6.55%     7/1/2014           Aaa                560            587,250
Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving-B                                 7.20%     7/1/2016           Aaa              1,120          1,260,000
Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving-D                                 5.90%     1/1/2019           Aaa                240            252,600
Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving-E                                5.625%     7/1/2016           Aaa                220            231,550
                                                                                                                       -------------
TOTAL                                                                                                                      3,147,400

PREREFUNDED 17.29%

Clay Cnty MO Pub Bldg Auth
Leasehold Rev (6)                                             7.00%    5/15/2014           AAA              1,000          1,107,500
Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-A                                 6.55%     7/1/2014           Aaa              2,440          2,567,734
Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-B                                 7.20%     7/1/2016           Aaa              1,130          1,283,963
Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-D                                 5.90%     1/1/2019           Aaa              1,860          2,090,175
Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-E                                5.625%     7/1/2016           Aaa                630            707,175
Missouri St Hlth & Ed Fac Auth
Ed Fac Rev St Louis Univ High Sch                             6.35%    10/1/2014            A2              1,750          1,944,680
Missouri St Hlth & Ed Fac Auth
Rev BJC Hlth Sys Ser A ETM                                    6.50%    5/15/2020          NR**              4,900          5,414,500
Puerto Rico Elec Pwr Auth Pwr Rev
RIBs (9)                                                     9.178%     7/1/2023           AAA              2,500          2,719,750
Puerto Rico Tel Auth Rev RIBs (12)                           8.074%    1/25/2007           AAA              2,000          2,202,500
Puerto Rico Tel Auth Rev RIBs (12)                           8.486%    1/16/2015           AAA              1,000          1,110,000
St. Louis MO Pkg Fac Rev (12)                                5.375%   12/15/2021           AAA                 10             10,188
St. Louis MO Sch Dist (6)                                     6.00%     4/1/2012           AAA              1,275          1,333,969
                                                                                                                       -------------
TOTAL                                                                                                                     22,492,134

TRANSPORTATION 7.14%

Lake of the Ozarks Cmnty Brdg Corp
MO Brdg Sys Rev                                               5.25%    12/1/2020          BBB-*             1,070            989,750
Lake of the Ozarks Cmnty Brdg Corp
MO Brdg Sys Rev                                               5.25%    12/1/2026          BBB-*             3,000          2,722,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       52

SCHEDULE OF INVESTMENTS (CONTINUED)
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Missouri St Hwy & Trans Comm St Rd
Rev Ser A                                                     5.25%     2/1/2020            AA        $     1,830      $   1,878,038
Missouri St Hwy & Trans Comm St Rd
Rev Ser A                                                     5.50%     2/1/2008            AA              1,435          1,576,706
St. Louis MO Arpt Rev Airport Dev
Prog Ser A (12)                                               5.25%     7/1/2031           AAA              1,500          1,501,875
St. Louis MO Arpt Rev Lambert St. Louis
Intl Ser B Amt (6)                                            5.25%     7/1/2027           AAA                625            625,000
                                                                                                                       -------------
TOTAL                                                                                                                      9,293,869
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS 98.19% (Cost $121,567,277)                                                                       $ 127,773,337
                                                                                                                       =============

SCHEDULE OF INVESTMENTS
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2001

                                                                                      RATING:          PRINCIPAL
                                                           INTEREST     MATURITY       S&P OR             AMOUNT
INVESTMENTS                                                    RATE         DATE    MOODY'S(a)              (000)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION 12.14%

Higher Ed Student Assistance Auth
NJ Student Loan Rev Ser A AMT (12)                            6.15%     6/1/2019           AAA              1,000          1,075,000
Monmouth Cnty NJ Impt Auth
Brookdale Cmnty College Proj (2)                              5.00%     8/1/2022           AAA                210            210,263
Monmouth Cnty NJ Impt Auth
Brookdale Cmnty College Proj (2)                              5.00%     8/1/2023           AAA                460            460,000
Monmouth Cnty NJ Impt Auth
Brookdale Cmnty College Proj (2)                              5.00%     8/1/2024           AAA                315            314,213
New Jersey Econ Dev Auth Sch
Rev Princeton Jr Sch Inc 1996 PROJ                            7.00%     5/1/2020           BB*              1,745          1,762,450
New Jersey St Ed Facs Auth Rev
Inst for Advanced Study Ser A                                 5.10%     7/1/2026           AAA              1,500          1,503,750
New Jersey St Ed Facs Auth Rev
NJ Inst of Technology Ser G (12)                              4.75%     7/1/2031           AAA              1,000            946,250
New Jersey St Ed Fac Auth Rev
Princeton Ser B                                               5.125%    7/1/2019           AAA                355            362,544
New Jersey St Ed Fac Auth Rev
Princeton Ser H                                               5.25%     7/1/2017           AAA                700            729,750
New Jersey St Ed Fac Auth Rev
Princeton Ser H                                               5.25%     7/1/2022           AAA              3,560          3,675,700
New Jersey St Ed Fac Auth Rev
Princeton Ser H                                               5.25%     7/1/2026           AAA              2,350          2,408,750
New Jersey St Ed Fac Auth Rev
Princeton Ser H                                               5.375%    7/1/2024           AAA              2,550          2,652,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       53

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2001

                                                                              RATING:            PRINCIPAL
                                           INTEREST             MATURITY      S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)              (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
New Jersey St Ed Fac Auth Rev
Ramapo College Ser D (2)                      5.00%             7/1/2031        AAA               $   900        $  892,125
New Jersey St Ed Fac Auth Rev
Rowen Univ Ser C (6)                          5.00%             7/1/2031        AAA                   750           743,438
Rutgers St Univ NJ Ser A (2)                  4.75%             5/1/2029        AAA                 1,000           955,000
Rutgers St Univ NJ Ser A                      5.20%             5/1/2027         AA                   750           758,438
                                                                                                                 ----------
TOTAL                                                                                                            19,449,671

FINANCE 1.04%

Puerto Rico Comwlth Infrastructure
Fin Auth Spl RIBs                            8.741%            10/1/2040        AAA*                1,500         1,663,125
                                                                                                                 ----------
GENERAL OBLIGATION 19.10%

Chathams Dist NJ Brd Ed (12)                  5.00%            1/15/2019        Aaa                 1,120         1,134,000
Chathams Dist NJ Brd Ed (12)                 5.125%            1/15/2023        Aaa                   570           576,413
Chathams Dist NJ Brd Ed (12)                 5.125%            1/15/2024        Aaa                 1,445         1,459,450
Chathams Dist NJ Brd Ed (12)                  5.25%            1/15/2026        Aaa                 1,500         1,530,000
Hazlet Township NJ Sch Dist (9)               5.00%             2/1/2023        AAA                   770           770,963
Hazlet Township NJ Sch Dist (9)               5.00%             2/1/2030        AAA                   100            99,250
High Bridge NJ Brd Ed (9)                     5.00%            2/15/2026        AAA                 1,000         1,010,000
Keansburg NJ                                  6.80%            12/1/2010         AA                 1,000         1,067,500
Millburn Township NJ Sch Dist                 5.35%            7/15/2018        AA1                 1,050         1,126,125
Millburn Township NJ Sch Dist                 5.35%            7/15/2019        AA1                   250           266,563
Montville Township NJ Fire Dist No 23         5.25%            7/15/2016         A2                   410           424,863
Morristown NJ (9)                             6.50%             8/1/2019        AAA                 3,440         3,831,300
Ocean Cnty NJ Gen Impt                       5.125%             9/1/2020        Aa1                 1,800         1,831,500
Paterson NJ (9)                               9.30%            2/15/2004        AAA                 4,200         4,824,750
Pohatcong Township NJ Sch Dist (9)            5.25%            7/15/2026        AAA                 1,335         1,395,075
Puerto Rico Comwlth RIBs (12)                8.984%             7/1/2008        AAA                 5,000         5,352,700
Puerto Rico Comwlth RIBs                     9.455%             7/1/2029         A*                   750           938,438
Puerto Rico Comwlth Ref Pub Impt (9)          4.50%             7/1/2023        AAA                 2,000         1,870,000
South Brunswick Township NJ Brd Ed(6)        5.625%            12/1/2023        AAA                    45            47,306
Summit NJ                                     5.70%             6/1/2020        AAA                   325           342,469
Union Cnty NJ Gen Impt                       5.125%             2/1/2018        Aaa                   435           445,875
Winslow Township NJ Sch Dist (6)              5.20%             8/1/2017        AAA                   240           247,500
                                                                                                                 ----------
TOTAL                                                                                                            30,592,040

HEALTHCARE 15.14%

Camden Cnty NJ Impt Auth Rev
Hlthcare Proj Cooper (1)                      6.00%            2/15/2027          A                 3,145         3,215,763

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       54

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2001

                                                                              RATING:            PRINCIPAL
                                           INTEREST             MATURITY       S&P OR              AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)              (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
New Jersey Econ Dev Auth Rev
Masonic Charity Fndtn Proj                    5.50%             6/1/2031          A              $    500        $  515,000
New Jersey Econ Dev Auth Rev
Masonic Charity Fndtn Proj                    6.00%             6/1/2025          A                 1,000         1,076,250
New Jersey Hlthcare Fac Fin Auth Rev
Bayonne Hosp (9)                              6.25%             7/1/2012        AAA                 1,370         1,501,863
New Jersey Hlthcare Facs Fin Auth Rev
Fha Jersey City Med Center (2)                5.00%             8/1/2041        AAA                 3,325         3,266,813
New Jersey Hlthcare Fac Fin Auth Rev
Hunterdon Med Ctr Ser A (2)                   7.00%             7/1/2020        AAA                 5,000         5,102,150
New Jersey Hlthcare Fac Fin Auth Rev
Kennedy Hlth Sys                              5.50%             7/1/2021         A3                 2,000         2,010,000
New Jersey Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                 5.75%             7/1/2031          A                 3,500         3,640,000
New Jersey Hlthcare Fac Fin Auth Rev
Spectrum for Living Ser B (7)                 6.50%             2/1/2022        AAA                   840           871,727
New Jersey Hlthcare Fac Fin Auth Rev
St. Peters Univ Hosp Ser A                   6.875%             7/1/2030        BBB                   410           435,113
Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp de La Concepcion Ser A         6.125%           11/15/2025         AA                   415           447,163
Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp de la Concepcion Ser A         6.125%           11/15/2030         AA                 1,000         1,073,750
Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Rev Hosp Mutuo Oblig Grp
Ser A (12)                                    6.25%             7/1/2024        AAA                 1,000         1,095,000
                                                                                                                 ----------
TOTAL                                                                                                            24,250,592

HOUSING 0.76%

New Jersey St Hsg & Mtg Fin Agy
Multi Ser A Amt (9)                           5.15%            11/1/2030        AAA                 1,000           995,000
Virgin Islands Hsg Fin Auth Sing Fam
Rev Ser A Amt (10)                            6.50%             3/1/2025        AAA                   215           224,406
                                                                                                                 ----------
TOTAL                                                                                                             1,219,406

INDUSTRIAL 4.78%

New Jersey Econ Dev Auth Wtr Fac
Rev American Wtr Co Inc Ser B AMT (6)        5.375%             5/1/2032        AAA                 5,000         5,100,000
New Jersey Econ Dev Auth Wtr Fac
Rev Middlesex Wtr Co Proj AMT (12)            5.35%             2/1/2038        AAA                 2,500         2,553,125
                                                                                                                 ----------
TOTAL                                                                                                             7,653,125

MISCELLANEOUS 11.45%

Camden Cnty NJ Impt Auth Lease Rev
Cnty GTD (6)                                  5.00%             9/1/2018        AAA                 1,315         1,329,794

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       55

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:             PRINCIPAL
                                           INTEREST           MATURITY       S&P OR                 AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)              (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
Camden Cnty NJ Impt Auth Lease Rev
Cnty GTD (6)                                  5.00%             9/1/2021        AAA                $2,460       $ 2,466,150
Carteret NJ Brd Ed Ctfs Partn (12)            5.75%            1/15/2030        Aaa                    80            85,300
Carteret NJ Brd Ed Ctfs Partn (12)            6.00%            1/15/2024        Aaa                   430           471,925
Casino Reinvestment Dev Auth NJ Pkg
Fee Rev Ser A (9)                             5.25%            10/1/2015        AAA                   100           103,750
Hudson Cnty NJ Impt Auth Lease Rev N
Hudson Regl Fire & Rescue Ser A (2)          5.625%             9/1/2019        Aaa                   100           106,875
Lafayette Yard NJ Cmnty Dev
Ref Hotel/conf Ctr Proj Trenton (6)           5.00%             4/1/2025        Aaa                 1,685         1,678,681
Lafayette Yard NJ Cmnty Dev
Ref Hotel/Conf Ctr Proj Trenton (6)           5.00%             4/1/2035        Aaa                 2,000         1,975,000
Lafayette Yard NJ Cmnty Dev
Hotel/Conf Ctr Proj (12)                     5.625%             4/1/2021        Aaa                   200           225,750
Monmouth Cnty NJ Impt Auth Rev
Govt Ln (12)                                  6.40%            12/1/2009        AAA                 1,075         1,198,625
New Jersey Bldg Auth St Bldg Rev             5.375%            6/15/2019         AA                   450           465,750
New Jersey Econ Dev Auth Rev
Station Plaza Park & Ride LP Proj Amt         7.00%             7/1/2016        BB*                 4,245         4,430,719
New Jersey Envr Infrastructure                5.25%             9/1/2020        AAA                 2,000         2,080,000
North Bergen Township NJ Brd Ed
Ctfs Partn (9)                               6.125%           12/15/2022        Aaa                 1,185         1,327,200
Rahway Nj Ctfs Partn (12)                    5.625%            2/15/2020        Aaa                   365           388,269
                                                                                                                 ----------
TOTAL                                                                                                            18,333,788

POLLUTION 0.35%

Cape May Cnty NJ Ind Poll Ctrl Fin Auth Rev
Atlantic City Elec Co Proj Ser B (12)         7.00%            11/1/2029        AAA                   500           565,625
                                                                                                                 ----------
POWER 0.62%

Monroe Township NJ Mun Util Auth (6)          5.00%             2/1/2026        Aaa                 1,000           993,750
                                                                                                                 ----------
PREREFUNDED 14.81%

Essex Cnty NJ Impt Auth Rev Orange Muni
Util & Lease (12)                             6.80%             7/1/2014        AAA                 1,710         1,972,913
New Jersey Hlthcare Fac Fin Auth Rev
Bayonne Hosp Oblig (9)                        6.25%             7/1/2012        AAA                   230           255,875
New Jersey Sports & Exposition Auth Rev
Monmouth Park Ser A                           8.00%             1/1/2025        AAA                 3,600         4,216,500
Pohatcong Township NJ Sch Dist (9)            5.95%            7/15/2023        AAA                   650           740,188
Pohatcong Township NJ Sch Dist (9)            5.95%            7/15/2026        AAA                   250           284,688

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       56

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR               AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)              (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Refunded Bal Ser T                   6.625%             7/1/2018          A              $    283        $  296,639
Puerto Rico Elec Pwr Auth Pwr Rev
RIBs (9)                                     9.178%             7/1/2023        AAA                 5,000         5,439,500
Puerto Rico Elec Pwr Auth Pwr Rev
Ser T RIBs (9)                              10.203%             7/1/2018        AAA                 7,000         8,636,250
Puerto Rico Pub Bldg Auth Pub Ed & Hlth
Fac Ser L                                    6.875%             7/1/2021        AAA                   200           209,916
Puerto Rico Tel Auth Rev RIBs (12)           8.486%            1/16/2015        AAA                 1,500         1,665,000
                                                                                                                 ----------
TOTAL                                                                                                            23,717,469

TRANSPORTATION 16.19%

Delaware River Port Auth PA & NJ
Rev (6)                                       5.50%             1/1/2026        AAA                 1,000         1,037,500
New Jersey Econ Dev Auth Rev Dept Of
Human Svc Ser A                               6.25%             7/1/2024          A                    85            93,809
New Jersey St Hwy Auth Garden St Pkwy
Gen Rev (6)                                   5.75%             1/1/2015        AAA                   200           222,500
New Jersey St Tpk Auth Tpke Rev Ser A         5.50%             1/1/2027          A                 3,000         3,112,500
New Jersey St Transn Tr Fd Auth Transn
Sys Ser A                                     6.00%            6/15/2019         AA                 6,500         7,182,500
Port Auth NY & NJ Cons 109th Ser             5.375%            1/15/2032         AA                 1,000           987,500
Port Auth NY & NJ Cons 112th
Ser AMT                                       5.00%            12/1/2016         AA                   400           391,000
Port Auth NY & NJ CONS 119th
Ser AMT (6)                                   5.50%            9/15/2019        AAA                   150           152,250
Port Auth NY & NJ Cons 122nd
Ser AMT                                      5.125%            7/15/2036         AA                 2,000         1,867,500
Port Auth NY & NJ Cons 122nd Ser
IBC AMT (12)                                  5.00%            7/15/2031        AAA                 2,000         1,852,500
Port Auth NY & NJ Cons 124th
Ser AMT                                       5.00%             8/1/2031         AA                 2,000         1,840,000
Puerto Rico Comwlth Hwy & Transn Auth
Ser B (12)                                    6.00%             7/1/2026        AAA                 3,015         3,286,350
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser A                              5.00%             7/1/2038          A                 1,000           977,500
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                              6.00%             7/1/2026          A                 1,000         1,060,000
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser PMD9 RIBs (9)                  9.45%             7/1/2026        AAA                   500           591,250
South Jersey NJ Port Corp Rev Marine
Terminal Ser J (12)                           5.10%             1/1/2016        AAA                   150           151,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       57

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2001

                                                                              RATING:            PRINCIPAL
                                           INTEREST             MATURITY      S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE      MOODY'S(a)             (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
Trenton NJ Pkg Auth Pkg Rev (6)               6.00%             4/1/2017        Aaa              $  1,000       $ 1,121,250
                                                                                                                -----------
TOTAL                                                                                                            25,927,409

WATER/SEWER 2.52%

Atlantic Highlands NJ Regl Swr Ref (6)        5.00%             1/1/2032        AAA                 1,250         1,239,063
Middlesex Cnty NJ Impt Auth Util Sys
Rev Perth Amboy Franchise Proj
Ser B (2)                               Zero Coupon             9/1/2023        AAA                 3,000           967,500
Middlesex Cnty NJ Impt Auth Util Sys
Rev Perth Amboy Franchise Proj
Ser B (2)                               Zero Coupon             9/1/2024        AAA                 6,000         1,830,000
                                                                                                                -----------
TOTAL                                                                                                             4,036,563
                                                                                                                -----------
TOTAL MUNICIPAL BONDS 98.90% (Cost $150,060,570)                                                                158,402,563
                                                                                                                ============

SCHEDULE OF INVESTMENTS
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2001


                                                                             RATING:            PRINCIPAL
                                           INTEREST             MATURITY      S&P OR               AMOUNT
INVESTMENTS                                    RATE                 DATE      MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
EDUCATION 10.38%

Hempstead Town NY Ind Dev Agy Civic
Fac Rev Hofstra Univ Proj (12)                5.80%             7/1/2015        AAA                   750           814,688
New York NY City Ind Dev Agy Civic
Fac Rev Polytechnic Univ Proj                 6.00%            11/1/2020        BBB-                1,000         1,043,750
New York NY City Ind Dev Agy Civic
Fac Rev Polytechnic Univ Proj                6.125%            11/1/2030        BBB-                1,000         1,045,000
New York Ny City Ind Dev Agy
Marymount Sch of NY Proj (1)                 5.125%             9/1/2021          A                   625           606,250
New York NY City Ind Dev Agy
Marymount Sch of NY Proj (1)                  5.25%             9/1/2031          A                 1,750         1,701,875
New York NY City Ind Dev Agy
New York Univ Proj (2)                        5.00%             7/1/2021        AAA                 1,760         1,740,200
New York NY City Ind Dev Agy
Ny City Indl Dev Agy Civic Fac (2)            5.00%             7/1/2031        AAA                 1,000           973,750
New York St Dorm Auth Lease
Rev Court Fac                           Zero Coupon             8/1/2021        AA+                 4,000         1,445,000
New York St Dorm Auth Lease
Rev Court Fac                           Zero Coupon             8/1/2022        AA+                 3,165         1,080,055
New York St Dorm Auth Lease
Rev St Univ Dorm Fac Ser A                    5.50%            5/15/2026        AA-                    75            76,594
New York St Dorm Auth Lease
Rev St Univ Dorm Fac Ser A                    6.00%             7/1/2030        AA-                 3,500         3,775,625
New York St Dorm Auth Lease
Rev St Univ Dorm Fac Ser A                    6.25%             7/1/2020        AA-                 1,250         1,393,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       58

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:           PRINCIPAL
                                           INTEREST             MATURITY      S&P OR              AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev
Colgate Univ (12)                             6.00%             7/1/2016        AAA              $  1,000       $ 1,150,000
New York St Dorm Auth Rev
Insd Yeshiva Univ (2)                         5.00%             7/1/2026        AAA                 1,000           986,250
New York St Dorm Auth Rev
New York Univ Ser A (2)                       5.75%             7/1/2015        AAA                 2,000         2,255,000
New York St Dorm Auth Rev
Sp Act Sch Dist Proj (12)                     6.00%             7/1/2016        AAA                 1,400         1,526,000
New York St Dorm Auth Rev Univ
Rochester Ser A                               6.40%             7/1/2013         A+                 2,030         2,271,063
St Lawrence FNTY NY Indl Civic
Fac Rev Clarkson Univ Proj                   5.125%             7/1/2021         A3                   250           244,063
Tompkins Cnty NY Indl Dev Agy Rev
Civic Fac Cornell Univ Lake                  5.625%             7/1/2020        AA+                   115           121,469
Tompkins Cnty NY Ind Dev Agy Rev
Civic Fac Cornell Univ Lake                   5.75%             7/1/2030        AA+                 1,500         1,597,500
                                                                                                                 ----------
TOTAL                                                                                                            25,847,882

FINANCE 4.16%

Puerto Rico Comwlth Infrastructure Fin
Auth Spl RIBs                                8.741%            10/1/2040        AAA*                3,750         4,157,813
Puerto Rico Comwlth Infrastructure Fin
Auth Spl Ser A ETM                            5.50%            10/1/2040        AAA                 2,000         2,107,500
Puerto Rico Pub Fin Corp Comwlth
Approp Ser A (12)                             5.00%             8/1/2029        AAA                 4,100         4,089,750
                                                                                                                 ----------
TOTAL                                                                                                            10,355,063

GENERAL OBLIGATION 11.49%

Bethlehem NY AMT (12)                         7.20%             3/1/2022        AAA                 1,080         1,209,600
Buffalo NY Gen Impt Ser A (2)                 4.75%             2/1/2019        AAA                    45            43,705
Puerto Rico Comwlth (12)                      5.00%             7/1/2024        AAA                 1,000         1,000,000
Puerto Rico Comwlth (12)                      5.00%             7/1/2027        AAA                   605           605,000
Puerto Rico Comwlth                          5.375%             7/1/2025          A                 1,640         1,666,650
Puerto Rico Comwlth RIBs (9)                 9.384%             7/1/2020        AAA                12,000        12,973,200
Puerto Rico Comwlth RIBs                     9.455%             7/1/2029         A*                 1,000         1,251,250
Puerto Rico Comwlth Pub Impt (12)             5.00%             7/1/2028        AAA                 2,500         2,496,875
Puerto Rico Comwlth Pub Impt (9)             5.125%             7/1/2030        AAA                 2,000         2,015,000
Puerto Rico Comwlth Pub Impt                  5.25%             7/1/2018          A                 2,000         2,120,000
Puerto Rico Comwlth Pub Impt (12)             5.75%             7/1/2026        AAA                 3,000         3,232,500
                                                                                                                 ----------
TOTAL                                                                                                            28,613,780

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       59

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:           PRINCIPAL
                                           INTEREST             MATURITY      S&P OR              AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 11.87%

New York NY City Hlth & Hosp Corp
Rev RIBs (2)                                  8.64%            2/15/2023        AAA              $  6,300        $6,410,250
New York St Dorm Auth Rev 4201
Schools Program                               6.25%             7/1/2020         AA                 1,685         1,878,775
New York St Dorm Auth Rev
Mtg Nursing Home A (7) (12)                   5.40%             2/1/2031        AAA                   300           301,500
New York St Dorm Auth Rev
Mtg Nursing Home A (7) (12)                   5.50%             8/1/2030        AAA                 1,000         1,028,750
New York St Dorm Auth Rev
Mtg Nursing Home A (7) (12)                   5.50%             8/1/2038        AAA                 1,000         1,022,500
New York St Dorm Auth Rev
Lenox Hill Hosp Oblig Group                  5.375%             7/1/2020         A3                 1,000         1,013,750
New York St Dorm Auth Rev
Lenox Hill Hosp Oblig Group                   5.50%             7/1/2030         A3                 1,000         1,013,750
New York St Dorm Auth Rev Mental
Hlth Svc Fac (12)                             6.00%            8/15/2012        AAA                 1,460         1,677,175
New York St Dorm Auth Rev Mental
Hlth Svc Fac Impt Ser B (12)                  6.00%            2/15/2025        AAA                 1,000         1,088,750
New York St Dorm Auth Rev Mental
Hlth Svc Fac Impt Ser B (12)                  6.00%            2/15/2030        AAA                 1,000         1,077,500
New York St Dorm Auth Rev Mental
Hlth Svc Fac Ser D (12)                       6.00%            8/15/2021        AAA                 1,000         1,080,000
New York St Dorm Auth Rev Mount
Sinai Hlth Ser A                              6.50%             7/1/2025        BBB                 1,900         2,059,125
New York St Dorm Auth Rev Pace
Univ (12)                                     6.00%             7/1/2029        AAA                 1,610         1,756,913
New York St Dorm Auth Rev Pratt
Institute (3)                                 6.00%             7/1/2024         AA                 1,000         1,067,500
New York St Dorm Auth Rev Pratt
Institute (3)                                 6.00%             7/1/2028         AA                 2,000         2,137,500
New York St Dorm Auth Rev
Winthrop Univ Hosp Assoc Ser A (2)            5.00%             7/1/2021        AAA                   500           494,375
New York St Dorm Auth Rev
Insd New Sch Univ (12)                        5.00%             7/1/2021        AAA                 1,165         1,146,267
New York St Dorm Auth Rev
Insd New Sch Univ (12)                        5.00%             7/1/2031        AAA                   500           486,385
New York St Dorm Auth Rev
Insd New York Univ Ser 2 (2)                  5.00%             7/1/2031        AAA                   500           485,000
New York St Dorm Auth Rev
Insd Ny St Rehab Assn Ser A (2)               5.50%             7/1/2016        AAA                   935         1,002,788

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       60

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2001

                                                                            RATING:            PRINCIPAL
                                           INTEREST             MATURITY      S&P OR              AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------

New York St Dorm Auth Rev
Insd Siena College (12)                       5.00%             7/1/2021        AAA              $    565        $  562,175
New York St Dorm Auth Rev St Univ Adl
Fac Ser B City Univ Sys Cons 4th Gen A (9)    5.75%            5/15/2017        AAA                   395           426,600
New York St Dorm Auth Rev Upstate
Cmnty Colleges Ser A (9)                      6.00%             7/1/2015        AAA                   300           336,375
                                                                                                                 ----------
TOTAL                                                                                                            29,553,703

HOUSING 0.03%

New York St Mtg Agy Rev Home
Owner Mtg Ser 70                              5.40%             4/1/2022        Aa1                    70            71,488
                                                                                                                 ----------
INDUSTRIAL 2.72%

Hempstead Town NY Indl Dev Agy
Ref Recovery Rev Amer Ref Fuel Proj           5.00%            12/1/2010        BBB                 1,000         1,025,000
New York Indl Dev Agy Pkg Royal
Charter Properties, Inc. (9)                  5.75%           12/15/2029        AAA                 1,000         1,067,790
New York St Urban Dev Corp
Rev St Fac                                    5.70%             4/1/2020         AA                 4,150         4,549,437
Suffolk Cnty NY Ind Dev Agy Civic
Fac Rev S Cntry Library (12)                  4.75%             1/1/2019        Aaa                   150           145,875
                                                                                                                 ----------
TOTAL                                                                                                             6,788,102

MISCELLANEOUS 3.43%

New York City Transitional Fin Auth Rev
Future Tax 2nd Ser B                          6.00%           11/15/2024        AA+                   950         1,029,563
New York City Transitional Fin Auth Rev
Future Tax 2nd Ser B                          6.00%           11/15/2029        AA+                 2,000         2,157,500
New York City Transitional Fin Auth Rev
Future Tax 2nd Ser C                          5.50%             5/1/2025        AA+                 1,000         1,027,500
New York Cntys Tob Tr II Tob Settlement
Pass Thru Bds                                5.625%             6/1/2035         A1                 1,700         1,736,125
New York Cntys Tob Tr II Tob Settlement
Pass Thru Bds                                 5.75%             6/1/2043         A1                 1,000         1,028,750
New York NY City Tr Cultural Res Rev
Museum of American Folk Art (1)               6.00%             7/1/2022          A                   500           521,875
New York St Loc Govt Assistance
Corp Ser B                                    6.25%             4/1/2021        AA-                 1,000         1,040,250
                                                                                                                 ----------
TOTAL                                                                                                             8,541,563

POLLUTION 9.43%

New York St Enrg Res & Dev Auth
Poll Ctrl Rev Niagara Mohawk Ser A (6)        7.20%             7/1/2029        AAA                11,750        13,189,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       61

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2001

                                                                            RATING:            PRINCIPAL
                                           INTEREST             MATURITY     S&P OR               AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
New York St Envr Fac Poll Ctrl Rev St
Wtr Revolving Fd Ser A                        7.50%            6/15/2012        AAA              $  8,000       $ 8,103,680
New York St Envr Fac Poll Ctrl Rev St
Wtr Ser E                                    6.875%            6/15/2014        AAA                 1,985         2,195,905
                                                                                                                -----------
TOTAL                                                                                                            23,488,960

POWER 7.87%

Long Island Pwr Auth NY Elec Sys
Rev Gen Ser A                                5.375%             9/1/2025         A-                 1,500         1,500,000
Long Island Pwr Auth NY Elec Sys
Rev Gen Ser A (12)                            5.50%            12/1/2029        AAA                 2,000         2,052,500
New York St Enrg Res & Dev Auth
Fac Rev Con Edison Inc Ser A AMT (12)        7.125%            12/1/2029        AAA                 2,500         2,796,875
New York St Enrg Res & Dev Auth Gas
Fac Rev Brooklyn Union Ser B AMT RIBs       11.085%             7/1/2026         A+                 4,000         4,930,000
Puerto Rico Elec Pwr Auth Pwr
Rev Ser DD (12)                               5.00%             7/1/2028        AAA                 2,800         2,796,500
Puerto Rico Elec Pwr Auth Pwr Rev Ser X       5.50%             7/1/2025         A-                 2,915         2,962,369
Puerto Rico Elec Pwr Auth Pwr Rev Ser X       6.00%             7/1/2015         A-                 2,375         2,559,063
                                                                                                                -----------
TOTAL                                                                                                            19,597,307

PREREFUNDED 11.58%

Metropolitan Transn Auth NY Commuter
Fac Rev Ser A (6)                             6.00%             7/1/2021        AAA                 5,000         5,718,750
Metropolitan Transn Auth NY Commuter
Fac Rev Ser A (6)                             6.10%             7/1/2026        AAA                 2,000         2,297,500
New York City Muni Wtr Fin Auth
Wtr & Swr Sys Rev Prerefunded Ser B           6.00%            6/15/2033         AA                 3,360         3,931,200
New York St Dorm Auth Rev City Univ
Gen Res Ser 2 (12)                           6.875%             7/1/2014        AAA                 5,650         6,398,625
New York St Dorm Auth Rev Upstate
Cmnty Colleges Ser A                          6.20%             7/1/2015        AAA                 1,000         1,138,750
New York St Envr Fac Poll Ctrl Rev St
Wtr Ser E                                    6.875%            6/15/2014        AAA                 2,795         3,147,869
Puerto Rico Comwlth Aqueduct & Swr
Auth Rev ETM                                 10.25%             7/1/2009        AAA                   865         1,109,363
Puerto Rico Elec Pwr Auth Pwr Rev
Ser T RIBs (9)                              10.203%             7/1/2018        AAA                 3,500         4,318,125
Puerto Rico Tel Auth Rev RIBs (12)           8.486%            1/16/2015        AAA                   700           777,000
                                                                                                                 ----------
TOTAL                                                                                                            28,837,182

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       62

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2001

                                                                         RATING:     PRINCIPAL
                                           INTEREST        MATURITY      S&P OR        AMOUNT
INVESTMENTS                                    RATE            DATE     MOODY'S(a)       (000)     VALUE
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION 19.36%

Metropolitan Transn Auth NY Commuter
Fac Rev Ser A (6)                             6.00%        7/1/2016        AAA        $  2,000   $2,200,000
Metropolitan Transn Auth NY Commuter
Fac Rev Ser B (6)                             4.75%        7/1/2026        AAA           7,030    6,616,985
Metropolitan Transn Auth NY Dedicated
Tax Fd Ser A (6)                              4.75%        4/1/2028        AAA           2,500    2,346,875
Metropolitan Transn Auth NY Dedicated
Tax Fd Ser A (6)                              6.00%        4/1/2030        AAA           3,800    4,118,250
Metropolitan Transn Auth NY Svc Cntrct
Transn Fac Ser O                              5.75%        7/1/2008        AA-           1,000    1,108,750
Metropolitan Transn Auth NY Transn
Fac Rev Svc Cntrct Ser R                      5.50%        7/1/2017        AA-           1,000    1,045,000
New York NY City Transn Auth RIBs (2)         9.20%        1/1/2030        AAA*          5,000    5,681,250
Niagara NY Frontier Auth Arpt Buffalo
Niagara Intl Arpt Ser B (12)                  5.50%        4/1/2019        AAA             690      717,600
Port Auth NY & NJ Cons 93rd Ser              6.125%        6/1/2094        AA-           7,500    8,371,875
Port Auth NY & NJ Cons 106th Ser Amt          6.00%        7/1/2015        AA-             350      373,625
Port Auth NY & NJ Cons 114th Ser (12)         4.75%        8/1/2033        AAA             655      591,138
Port Auth NY & NJ Spl Oblig Rev 5th
Installment Spl Proj Ser 4 AMT                6.75%       10/1/2019        BBB-*         2,970    3,059,100
Puerto Rico Comwlth Hwy Ser B (12)           5.875%        7/1/2035        AAA             750      825,000
Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Ser Y                                 5.50%        7/1/2026          A           1,000    1,026,250
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser A (12)                         4.75%        7/1/2038        AAA             535      508,250
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                              6.00%        7/1/2026          A           6,000    6,360,000
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                              6.50%        7/1/2027          A           2,000    2,280,000
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Sub PR St Infrastructure Bk        5.00%        7/1/2028         A-           1,000      978,750
                                                                                                 ----------
TOTAL                                                                                            48,208,698

WATER/SEWER 8.72%

Albany NY Muni Wtr Fin Auth Wtr & Swr
Sys Rev Ser A (6)                            6.375%       12/1/2017        AAA             650      732,875
Buffalo NY Muni Wtr Fin Auth Wtr
Sys Rev (6)                                   5.75%        7/1/2021        AAA             500      533,750
Buffalo NY Muni Wtr Fin Auth Wtr
Sys Rev (9)                                   6.00%        7/1/2029        AAA             500      541,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       63

SCHEDULE OF INVESTMENTS (CONTINUED)
NEW YORK TAX-FREE fund SEPTEMBER 30, 2001

                                                                             RATING:           PRINCIPAL
                                           INTEREST             MATURITY      S&P OR              AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
New York City Muni Wtr Fin Auth Wtr &
Swr Sys Rev Ser A (6)                         4.75%            6/15/2031        AAA              $  2,790      $  2,580,750
New York City Muni Wtr Fin Auth Wtr &
Swr Sys Rev Ser A                             5.00%            6/15/2032         AA                 3,000         2,898,750
New York City Muni Wtr Fin Auth Wtr &
Swr Sys Rev Ser C                            5.125%            6/15/2033         AA                 5,000         4,925,000
New York City Muni Wtr Fin Auth Wtr &
Swr Sys Rev Ser D (12)                        4.75%            6/15/2025        AAA                 3,735         3,510,900
New York City Muni Wtr Fin Auth Wtr &
Swr Sys Rev Unrefunded Balance Ser B          6.00%            6/15/2033         AA                 1,470         1,690,500
New York St Environmental Fac Corp St
Clean Wtr & Drinking Revolving FDS Ser A      6.00%            6/15/2019        AAA                 1,500         1,638,750
New York St Environmental Revolving
FDS Ser C                                     5.00%            6/15/2027        AA+                 2,000         1,960,000
Upper Mohawk NY Regl Wtr Fin Auth
NY Wtr Sys Rev (2)                            5.75%             4/1/2020        Aaa                   650           697,125
                                                                                                               ------------
TOTAL                                                                                                            21,710,275
                                                                                                               ------------
TOTAL MUNICIPAL BONDS 101.04% (Cost $237,353,877)                                                              $251,614,003
                                                                                                               ============

SCHEDULE OF INVESTMENTS
TEXAS TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:           PRINCIPAL
                                           INTEREST             MATURITY      S&P OR              AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
EDUCATION 5.55%

Texas St Higher Ed Coord Bd College
Student Ln Rev AMT                            7.70%            10/1/2025          A                    85            86,948
University Tx Univ Rev Fin Sys Ser A         5.375%            8/15/2017        AAA                 3,130         3,223,900
Ysleta Tex Indpt Sch Dist Pub Fac Corp
Lease Rev (2)                                5.375%           11/15/2024        Aaa                 1,000         1,010,000
                                                                                                                 ----------
TOTAL                                                                                                             4,320,848

FINANCE 1.07%

Puerto Rico Comwlth Infrastructure Fin
Auth Spl RIBs                                8.741%            10/1/2040        AAA*                  750           831,563
                                                                                                                 ----------
GENERAL OBLIGATION 32.85%

Allen TX Indpt Sch Dist PSF GTD               5.25%            2/15/2017        AAA                   655           664,006
Azle TX Indpt Sch Dist Ser A                  6.00%            2/15/2022        Aaa                   250           250,650
Cleburne TX Wtrwks & Swr Ctfs Oblig (9)       5.00%            2/15/2020        AAA                 1,000           987,500
Dallas Cnty Tx Ref & Impt Ser A               5.00%            8/15/2020        AAA                 1,000           995,000
Gregory Portland TX Indpt Sch Dist Dist       5.50%            8/15/2020        AAA                 1,075         1,111,281

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       64

SCHEDULE OF INVESTMENTS (CONTINUED)
TEXAS TAX-FREE FUND SEPTEMBER 30, 2001

                                                                     RATING:      PRINCIPAL
                                           INTEREST      MATURITY     S&P OR         AMOUNT
INVESTMENTS                                    RATE          DATE    MOODY'S(a)        (000)          VALUE
----------------------------------------------------------------------------------------------------------
Houston TX Ref Pub Impt Ser A (9)             5.00%      3/1/2023        AAA       $  1,000     $  973,750
Katy TX Indpt Sch Dist                       6.125%     2/15/2032        AAA          1,000      1,066,250
Mansfield TX Indpt Sch Dist                   5.25%     2/15/2023        AAA          1,000      1,003,750
Pearland TX Indpt Sch Dist                   5.125%     2/15/2022        AAA          1,500      1,486,875
Pearland TX Indpt Sch Dist Brd Ser A         5.875%     2/15/2019        AAA          1,000      1,070,000
Puerto Rico Comwlth RIBs (12)                 8.95%      7/1/2026        AAA            500        578,125
San Antonio TX Indpt Sch Dist                 5.50%     8/15/2024        AAA          1,000      1,022,500
San Antonio TX Indpt Sch Dist Ref Ser B       5.00%     8/15/2026        AAA          1,000        962,500
Socorro TX Indpt Sch Dist Ref                 6.00%     2/15/2015        AAA            920        991,300
Texas St Ser B RIBs                          8.719%     9/30/2011        Aa1          5,500      7,335,625
Texas St Wtr Dev Brd                          7.15%      8/1/2035        Aa1          1,600      1,774,000
Texas St Wtr Financial Assistance Ser A       5.25%      8/1/2022        Aa1            745        756,175
United Indpt Sch Dist TX PSF GTD             5.125%     8/15/2026        AAA          1,000        980,000
Webster TX Ctfs Oblig Ser A (9)               6.00%      3/1/2017        AAA          1,440      1,564,200
                                                                                                ----------
TOTAL                                                                                           25,573,487

HEALTHCARE 11.68%

Denton Cnty TX Hlth Fac Dev Corp Rev
Lutheran Social Svc                           7.50%     8/15/2015         BB*         1,000      1,015,000
Harris Cnty TX Hlth Fac Dev St. Lukes
Episcopal Hosp Ser A                         5.375%     2/15/2026         AA          1,000        988,750
Harris Cnty TX Hlth Fac Memorial
Hermann Hlthcare Ser A                       6.375%      6/1/2029         A-          1,750      1,846,250
North Cent TX Hlth Fac Dev
Dates Hosp Prsbytrn Med Ctr D (12)            2.80%     12/1/2015        Aaa          2,750      2,750,000
Puerto Rico Ind Tourist Ed Med & Envir
Ctrl Fac Hosp De La Concepcion Ser A         6.125%    11/15/2025         AA            910        980,525
Richardson TX Hosp Auth Hosp Ref &
Impt Baylor/Richardson                       5.625%     12/1/2028       BBB+            500        471,250
Tom Green Cnty TX Hlth Fac Dev
Shannon Hlth Sys Proj                         6.75%     5/15/2021       Baa3          1,000      1,038,750
                                                                                                ----------
TOTAL                                                                                            9,090,525

INDUSTRIAL 14.28%

Cass Cnty TX Indl Dev Corp Environmental
Impt Rev Ser A AMT                            6.00%      9/1/2025        BBB          1,500      1,498,125
Orange Cnty TX Nav & Port Dist Ind Dev
Rev North Star Steel                         6.375%      2/1/2017         A+          2,400      2,556,000
Texas City TX Ind Dev Corp Marine Term
Rev Arco Pipe Line                           7.375%     10/1/2020        AA+          5,500      7,060,624
                                                                                                ----------
TOTAL                                                                                           11,114,749

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:            PRINCIPAL
                                           INTEREST             MATURITY      S&P OR               AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 1.32%

Austin TX Convention First Tier Ser A         6.70%             1/1/2032        BBB-             $  1,000        $1,028,750
                                                                                                                 ----------
POLLUTION 1.46%

Harris Cnty TX Ind Dev Corp Marine
Term & Wtr Poll Ctrl                         6.625%             2/1/2024         A-                 1,100         1,141,250
                                                                                                                 ----------
POWER 3.14%

Fort Bend Cnty TX Muni Util Dist #25 (12)     6.00%            10/1/2028        AAA                 2,170         2,302,913
Lubbock TX Elec Lt & Pwr Sys Rev (2)          4.25%            4/15/2018        AAA                   160           146,000
                                                                                                                 ----------
TOTAL                                                                                                             2,448,913

PREREFUNDED 5.33%

Houston TX Wtr & Swr Sys Rev Ser A (2)        6.50%            12/1/2021        AAA                 3,000         3,080,610
Texas St Tpk Auth Rev Houston Ship Chan     12.625%             1/1/2020        AAA                   980         1,073,992
                                                                                                                 ----------
TOTAL                                                                                                             4,154,602

SOLID WASTE 2.04%

Gulf Coast Waste Disp Auth TX Waste Disp
Rev Valero Energy Corp Proj AMT               6.65%             4/1/2032        BBB-                1,500         1,586,250
                                                                                                                 ----------
TRANSPORTATION 10.32%

Austin TX Arpt Sys Rev Prior Lien
Ser A AMT (12)                               6.125%           11/15/2025        AAA                 2,500         2,631,250
Houston TX Arpt Sys Rev Sub
Lien Ser B (9)                                5.50%             7/1/2030        AAA                 1,000         1,017,500
Puerto Rico Comwlth Hwy & Transn Auth
Hwy Rev Ser Y                                 5.50%             7/1/2036          A                   500           521,875
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                              6.00%             7/1/2031          A                 1,480         1,637,250
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser C                              6.00%             7/1/2029          A                 1,000         1,107,500
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser PMD-9 RIBs (9)                 9.45%             7/1/2026        AAA                   950         1,123,375
                                                                                                                 ----------
TOTAL                                                                                                             8,038,750

WATER/SEWER 6.74%

Austin TX Wtr & Waste Wtr Sys
Ref Ser B (9)                                 5.25%            5/15/2031        AAA                 1,000         1,000,000
Cleburne TX Wtr Wks & Swr Rev (9)            5.125%            2/15/2025        AAA                 1,000           985,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:            PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Upper Trinity Regl Wtr Dist Tx Wtr Sys
Rev Ser 4 (6)                                 6.00%             8/1/2026        AAA              $  3,025       $ 3,263,219
                                                                                                                -----------
TOTAL                                                                                                             5,248,219
                                                                                                                -----------
TOTAL MUNICIPAL BONDS 95.78% (COST $69,645,120)                                                                 $74,577,906
                                                                                                                ===========

SCHEDULE OF INVESTMENTS
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2001

                                                                             RATING:            PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
EDUCATION 7.15%

University WA Ed Resh Rev Roosevelt
Proj (12)                                    5.375%             6/1/2029        AAA                 1,500         1,507,500
University WA Rev Student Fac Fee (9)         5.50%             6/1/2019        AAA                   810           840,375
Washington St Higher Ed Fac Auth Rev
Gonzaga Univ Proj (12)                        4.75%             4/1/2022        AAA                 1,000           933,750
                                                                                                                -----------
TOTAL                                                                                                             3,281,625

General Obligation 20.09%
Clark Cnty WA                                5.125%            12/1/2025        Aa3                 1,000           991,250
King Cnty WA Sch Dist #414
Lake Washington (9)                           5.50%            12/1/2019        AAA                 1,000         1,037,500
King Cnty WA Ser B                            4.50%             1/1/2024        AA+                   320           289,200
King Cnty WA Ser B (12)                       5.00%             1/1/2030        AAA                 1,255         1,201,663
Port Seattle WA Ser B AMT                     5.75%            12/1/2025        AA+                   750           777,188
Puerto Rico Comwlth RIBs                     9.455%             7/1/2029         A*                 1,000         1,251,250
Seattle WA                                    5.00%             8/1/2026        AAA                 1,000           975,000
Vancouver WA Ltd Tax (2)                      5.50%            12/1/2025        AAA                 1,255         1,280,100
Washington St Ser A                           5.75%             9/1/2019        AA+                   250           262,813
Washington St Ser B                           5.75%             5/1/2016        AA+                   985         1,031,788
Whatcom Cnty WA                               5.75%            12/1/2012         A1                   115           119,169
                                                                                                                -----------
TOTAL                                                                                                             9,216,921

HEALTHCARE 2.34%

Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hospital De La Concepcion Ser A     6.125%           11/15/2030         AA                 1,000         1,073,750
                                                                                                                -----------
HOUSING 4.93%

Skagit Cnty WA Hsg Auth Low Income
Hsg Assist Rev Mtg Ln (10)                    7.00%            6/20/2035        AAA                   750           812,813
Snohomish Cnty WA Hsg Auth Rev
Cedar St Apt Proj Ser A AMT                   6.40%             5/1/2027          A                   500           523,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       67

SCHEDULE OF INVESTMENTS (CONTINUED)
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2001


                                                                             RATING:            PRINCIPAL
                                           INTEREST             MATURITY      S&P OR               AMOUNT
INVESTMENTS                                    RATE                 DATE     MOODY'S(a)             (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Washington St Hsg Fin Cmnty Sing Fam
Mtg Rev Mtg Ser A AMT (11)                    7.05%             7/1/2022        AAA              $    890        $  925,600
                                                                                                                 ----------
TOTAL                                                                                                             2,261,538

MISCELLANEOUS 1.48%

Bellevue WA Convention Ctr Auth Sp
Oblig Rev (12)                          Zero Coupon             2/1/2024        AAA                 1,400           421,750
Spokane WA Pub Fac Dist Hotel Motel &
Sales Use Tax Multi Purp Arena Proj (2)       6.50%             1/1/2018        AAA                   250           257,323
                                                                                                                 ----------
TOTAL                                                                                                               679,073

POWER 20.35%

Chelan Cnty WA Pub Util Dist #1
Columbia River Rock Island Hwy
Ser A (12)                              Zero Coupon             6/1/2024        AAA                 4,860         1,421,550
Chelan Cnty WA Pub Util Dist # 1 Cons
Rev Chelan Hydroelec Ser a AMT (12)           6.40%             7/1/2017        AAA                 1,000         1,115,000
Clark Cnty WA Pub Util Dist #1 Rev (9)       5.125%             1/1/2020        AAA                   500           501,875
Douglas Cnty WA Pub Util Dist #1
Wells Hydro                                   8.75%             9/1/2018        AA-                   350           438,375
Douglas Cnty WA Pub Util Dist #1
Wells Hydro 2 Tier Ser B (2)                  8.75%             9/1/2006        AAA                 3,415         3,833,331
Grays Harbor Cnty WA Pub Util #1
Elec Rev (2)                                 5.125%             1/1/2022        AAA                   500           490,395
Lewis Cnty WA Pub Util Dist #1 Cowlitz
Falls Hydro                                   5.50%            10/1/2022        Aa1                   755           779,538
Seattle WA Muni Lt & PWR REV SER A (12)      5.625%             9/1/2015        AAA                   720           755,100
                                                                                                                 -----------
TOTAL                                                                                                             9,335,164

PREREFUNDED 16.19%

Douglas Cnty WA Pub Util Dist #1
Wells Hydro                                   8.75%             9/1/2018        AA-                   150           194,438
Mount Vernon WA (2)                           6.85%            12/1/2014        AAA                 1,285         1,444,019
Port Seattle WA Rev Ser B AMT                 6.70%            11/1/2010        Aaa                    20            21,326
Puerto Rico Elec Pwr Auth Pwr Rev RIBs(9)    9.178%             7/1/2023        AAA                 3,500         3,807,650
Puerto Rico Tel Auth Rev RIBs (12)           8.486%            1/16/2015        AAA                   500           555,000
Renton WA Wtr & SWR REV                       6.55%            11/1/2013         A1                 1,000         1,111,250
Washington St Higher Ed Fac Auth
Rev Whitworth College (5)                     7.00%            10/1/2015        AAA                   250           280,313
Washington St Ser B                           5.75%             5/1/2016        AA+                    15            16,125
                                                                                                                 ----------
TOTAL                                                                                                             7,430,121

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     68

SCHEDULE OF INVESTMENTS (CONTINUED)
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 14.18%

Central Puget Sound WA Regl Transit
Auth Sales Tax & MOTOR (6)                    5.25%             2/1/2021        AAA              $  2,750       $ 2,822,188
Port Kalama WA Rev Ser B AMT                 5.625%            12/1/2015         A3                   400           403,500
Port Seattle WA Spl Fac Rev Ser C
AMT (12)                                      6.00%             9/1/2029        AAA                 1,000         1,076,250
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                         6.00%             7/1/2026          A                 1,000         1,060,000
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                         6.00%             7/1/2031          A                   500           553,125
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser PMD-9 RIBs (9)            9.45%             7/1/2026        AAA                   500           591,250
                                                                                                                -----------
TOTAL                                                                                                             6,506,313

WATER/SEWER 10.86%

King Cnty WA Swr Rev (6)                      5.25%             1/1/2026        AAA                   750           749,063
Ocean Shores WA Wtr & SWR (9)                 5.50%            12/1/2021        Aaa                 1,000         1,028,750
Pierce Cnty WA Swr Rev (2)                    5.00%             8/1/2021        AAA                 1,100         1,078,000
Seattle WA Wtr Sys Rev                        5.25%            12/1/2023         AA                 1,040         1,041,300
Vancouver WA Wtr & Swr Rev (6)                6.00%             6/1/2020        AAA                 1,000         1,085,000
                                                                                                                -----------
TOTAL                                                                                                             4,982,113
                                                                                                                -----------
TOTAL MUNICIPAL BONDS 97.57% (Cost $42,172,521)                                                                 $44,766,618
                                                                                                                ============

SCHEDULE OF INVESTMENTS
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
EDUCATION 4.24%

Miami-dade Cnty FL Ed Fac Auth
Rev Ser A (2)                                 6.00%             4/1/2023        AAA                 2,000         2,200,000
Palm Beach Cnty FL Sch Brd Ctfs Partn
Ser A (2)                                     5.50%             8/1/2022        AAA                 1,500         1,576,875
                                                                                                                 ----------
TOTAL                                                                                                             3,776,875

FINANCE 0.93%

Puerto Rico Comwlth Infrastructure Fin
Auth Spl Rites-PA 822 RIBs                   8.741%            10/1/2040        AAA*                  750           831,563
                                                                                                                 ----------
GENERAL OBLIGATION 17.97%

Boca Raton FL                                 5.25%             7/1/2016        AAA                 1,615         1,683,638
Boca Raton FL                                 5.25%             7/1/2017        AAA                 1,000         1,042,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       69

SCHEDULE OF INVESTMENTS (CONTINUED)
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Florida St Brd Ed Cap Outlay Pub Ed
Ser B (12)                                    4.50%             6/1/2028        AAA              $  1,000        $  897,500
Florida St Brd Ed Cap Outlay Pub Ed Ser E    5.625%             6/1/2025        AA+                 1,000         1,055,000
Florida St Brd Ed Cap Outlay Ser A            5.25%             6/1/2024        AA+                 2,000         2,020,000
Puerto Rico Comwlth RIBs                      8.95%             7/1/2026        AAA                 3,500         4,046,875
Puerto Rico Comwlth RIBs (12)                8.984%             7/1/2008        AAA                 1,100         1,177,594
Puerto Rico Comwlth RIBs                     9.455%             7/1/2029         A*                 2,000         2,502,500
Puerto Rico Comwlth Pub Impt                  5.25%             7/1/2017          A                 1,475         1,570,875
                                                                                                                 ----------
TOTAL                                                                                                            15,996,482

HEALTHCARE 9.12%

Atlantic Beach FL Hlthcare Fac Rev Fleet
Landing Proj (1)                              5.50%            10/1/2012          A                   765           803,250
Atlantic Beach FL Hlthcare Fac Rev Fleet
Landing Proj (1)                             5.625%            10/1/2013          A                   500           525,000
Highlands Cnty FL Fac Auth Rev Hosp
Adventist/sunbelt Ser A                       6.00%           11/15/2031         A-                 2,000         2,040,000
Jacksonville FL Economic Dev Commn
Hlthcare Fac Rev Mayo Clinic
Jacksonville Ser A                            5.50%           11/15/2036         AA                 1,250         1,256,250
Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp De La Concepcion                6.50%           11/15/2020         AA                   410           459,200
Sarasota Cnty FL Pub Hosp Brd Rev
Sarasota Mem Hosp Ser B (12)                  5.50%             7/1/2028        AAA                 2,875         3,033,125
                                                                                                                 ----------
TOTAL                                                                                                             8,116,825

HOUSING 2.53%

Dade Cnty FL Hsg Fin Auth Sing Fam
Mtg Rev Ser E (11)                            7.00%             3/1/2024        Aaa                    30            30,433
Lee Cnty FL Hsg Fin Auth Sing Fam
Mtg Rev AMT (11)                              6.40%             3/1/2029        Aaa                 1,835         1,997,856
Orange Cnty FL Hsg Fin Auth Ser A-1
AMT (11)                                Zero Coupon             3/1/2028        Aaa                   985           220,394
                                                                                                                 ----------
TOTAL                                                                                                             2,248,683

INDUSTRIAL 1.71%

Lee Cnty FL Indl Dev Auth Utils Rev
Ref Bonita Springs Utils Proj AMT (2)        5.125%            11/1/2019        AAA                 1,500         1,518,750
                                                                                                                 ----------
MISCELLANEOUS 12.01%

Brevard Cnty FL Sales Tax Rev MB (12)         7.00%            12/1/2018        AAA                 1,000         1,027,000
Florida Muni Ln Council Rev (12)        Zero Coupon             4/1/2020        AAA                 4,000         1,525,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       70

SCHEDULE OF INVESTMENTS (CONTINUED)
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Gulf Breeze FL Rev Cap Fdg Ser B (12)         4.50%            10/1/2027        AAA              $  1,000       $   897,500
Miami-dade Cnty FL Spl Obligation Sub
Ser A (12)                              Zero Coupon            10/1/2024        AAA                17,875         5,027,344
Miami-dade Cnty FL Spl Obligation Sub
Ser B (12)                                    5.00%            10/1/2037        AAA                 1,000           971,250
Orange Cnty FL Tourist Dev Tax Rev
ETM (2)                                       6.00%            10/1/2016        AAA                   710           721,850
Tampa FL Sports Auth Rev Tampa Bay
Arena Proj (12)                               6.00%            10/1/2015        AAA                   450           519,750
                                                                                                                -----------
TOTAL                                                                                                            10,689,694

POLLUTION 10.46%

Citrus Cnty FL Poll Ctrl Rev FL Pwr
Corp (12)                                    6.625%             1/1/2027        AAA                 5,740         5,909,845
Hillsborough Cnty FL Ind Dev Auth Poll
Ctrl Rev Tampa Elec                           8.00%             5/1/2022         A1                 2,500         2,628,400
Jacksonville FL Poll Rev Anheuser-Busch
Proj                                          5.70%             8/1/2031         A+                   750           778,125
                                                                                                                -----------
TOTAL                                                                                                             9,316,370

PREREFUNDED 21.63%

Miami-dade Cnty FL Expwy Auth Toll
Sys Rev ETM (6)                              6.375%             7/1/2029        AAA                 1,250         1,484,375
Orlando & Orange Cnty Expwy Auth
FL Expwy Rev ETM (6)                          6.50%             7/1/2020        AAA                   395           401,604
Puerto Rico Elec Pwr Auth Pwr Rev RIBs(9)    9.178%             7/1/2023        AAA                 1,500         1,631,850
Puerto Rico Muni Fin Agy PR Ser A             6.50%             7/1/2019        AAA                 2,915         3,257,513
Puerto Rico Tel Auth Rev RIBs (12)           8.074%            1/25/2007        AAA                 3,000         3,303,750
Tampa Bay Wtr FL Util Sys Rev (6)             6.00%            10/1/2024        AAA                 3,000         3,483,750
Tampa FL Rev Allegany Hlth Sys
St. Joseph (12)                               6.70%            12/1/2018        AAA                 5,000         5,693,750
                                                                                                                -----------
TOTAL                                                                                                            19,256,592

TRANSPORTATION 11.26%

Florida Ports Fin Commn Rev St Transn
TR FD Intermodal Pg AMT (6)                   5.50%            10/1/2029        AAA                 1,295         1,332,231
Jacksonville FL Port Auth Arpt Rev Ser A
AMT (6)                                       6.25%            10/1/2024        AAA                 1,000         1,080,000
Pensacola FL Arpt Rev Ser A AMT (12)         6.125%            10/1/2018        AAA                 1,250         1,359,375
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                              6.00%             7/1/2031          A                 2,000         2,212,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       71

SCHEDULE OF INVESTMENTS (CONTINUED)
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser B                              6.50%             7/1/2027          A              $  1,000       $ 1,140,000
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser C                              6.00%             7/1/2029          A                   880           974,600
Puerto Rico Comwlth Hwy & Transn Auth
Transn Rev Ser Pmd-9 RIBs                     9.45%             7/1/2026        AAA                   500           591,250
Santa Rosa Bay FL Brdg Auth Rev         Zero Coupon             7/1/2015        BB+                 2,140           749,000
Santa Rosa Bay FL Brdg Auth Rev         Zero Coupon             7/1/2022        BB+                 3,000           588,750
                                                                                                                -----------
TOTAL                                                                                                            10,027,706

WATER/SEWER 5.52%

Melbourne FL Wtr & Swr Rev (6)          Zero Coupon              10/1/25        AAA                 2,900           804,750
Miami Beach FL Stormwater Rev (6)             5.25%             9/1/2020        AAA                 1,000         1,025,000
Miami Beach FL Wtr & Swr Rev (2)              5.25%             9/1/2020        AAA                 1,000         1,026,250
Miami Beach FL Wtr & Swr Rev (2)              5.50%             9/1/2027        AAA                 1,000         1,046,250
Ocala FL Wtr & Swr Rev (6)                    5.25%            10/1/2027        AAA                 1,000         1,015,000
                                                                                                                -----------
TOTAL                                                                                                             4,917,250
                                                                                                                -----------
TOTAL MUNICIPAL BONDS 97.38% (Cost $81,106,516)                                                                 $86,696,790
                                                                                                                ============

SCHEDULE OF INVESTMENTS
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
EDUCATION 12.67%

Fulton Cnty GA Dev Auth
Rev GA Tech Fndtn Sac II Proj Ser A          5.125%            11/1/2021         AA                 1,000         1,010,000
Fulton Cnty GA Dev Auth
Rev Morehouse College Proj (2)               5.875%            12/1/2030        AAA                   500           536,250
Private Colleges & Univ Auth
GA Emory Univ Ser A                           5.00%             9/1/2021         AA                   250           248,125
Private Colleges & Univ Auth
GA Emory Univ Ser A                           5.00%             9/1/2031         AA                 1,000           972,500
Private Colleges & Univ Auth
GA Emory Univ Proj Ser A                      5.50%            11/1/2020        Aa1                 1,000         1,045,000
Private Colleges & Univ Auth
GA Emory Univ Proj Ser A                      5.50%            11/1/2025        Aa1                 1,000         1,033,750
Private Colleges & Univ Auth
GA Mercer Hsg Corp Proj Ser A (1)            5.375%             6/1/2031          A                   340           327,250
Private Colleges & Univ Auth
GA Mercer Univ Proj Ser A                     5.25%            10/1/2025         A3                   125           124,063

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       72

SCHEDULE OF INVESTMENTS (CONTINUED)
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Richmond County
GA Pub Facs Cnty Brd Ed Proj (2)              6.00%            11/1/2024        Aaa              $    500       $   561,250
                                                                                                                -----------
TOTAL                                                                                                             5,858,188

FINANCE 10.00%

Puerto Rico Comwlth Infrastructure
Fin Auth Spl Ser A ETM                        5.50%            10/1/2040        AAA                 1,000         1,053,750
Puerto Rico Pub Fin Corp Comwlth
Approp-ser A (12)                             5.00%             8/1/2031        AAA                 2,000         1,982,500
Puerto Rico Pub Fin Corp Comwlth
Approp-ser A (12)                             5.50%             8/1/2020        AAA                 1,500         1,588,125
                                                                                                                -----------
TOTAL                                                                                                             4,624,375

GENERAL OBLIGATION 21.30%

Atlanta GA ETM                                5.60%            12/1/2015         AA                    95           101,175
Dekalb Cnty GA                                6.00%             1/1/2020        Aaa                   250           256,958
Forsyth Cnty GA Sch Dist                      6.00%             2/1/2016        Aa2                 2,000         2,247,498
Georgia St Ser C                              7.25%             7/1/2005        AAA                 1,500         1,725,000
Georgia St Ser C                              7.25%             7/1/2006        AAA                 1,000         1,170,000
Puerto Rico Comwlth (9)                       5.50%             7/1/2017        AAA                   500           525,625
Puerto Rico Comwlth RIBs (9)                 9.384%             7/1/2020        AAA                   250           270,275
Puerto Rico Comwlth RIBs                     9.455%             7/1/2029         A*                 1,125         1,407,656
Puerto Rico Comwlth Pub Impt (12)             5.75%             7/1/2026        AAA                 1,990         2,144,225
                                                                                                                -----------
TOTAL                                                                                                             9,848,412

HEALTHCARE 3.06%

Glynn-brunswick GA Mem Hosp Auth
Rev Southeast GA Hlth (12)                    6.00%             8/1/2016        AAA                   400           441,000
Puerto Rico Ind Tourist Ed Med & Envr
Ctrl Fac Hosp De La Concepcion                6.50%           11/15/2020         AA                   410           459,200
Ware Cnty GA Hosp Auth Rev Antic
Ctfs (12)                                     5.50%             3/1/2021        Aaa                   500           516,875
                                                                                                                -----------
TOTAL                                                                                                             1,417,075

HOUSING 6.41%

Dekalb Cnty GA Hsg Auth Multi Fam
Rev Lakes At Indian Creek AMT (9)             7.15%             1/1/2025        AAA                   500           539,375
Georgia St Hsg & Fin Auth Rev Sing Fam
Mtg Sub Ser A-2 AMT (7)                       6.40%            12/1/2015        AAA                   840           885,150
Georgia St Hsg & Fin Auth Rev Sing Fam
Sub Ser D-2 AMT                               5.75%            12/1/2031        AAA                 1,300         1,322,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       73

SCHEDULE OF INVESTMENTS (CONTINUED)
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Georgia St Hsg & Fin Auth Rev Sing Fam
Mtg Sub Ser Sub A-2 AMT (7)                   6.45%            12/1/2027        AAA              $    205       $   214,481
                                                                                                                -----------
TOTAL                                                                                                             2,961,756

INDUSTRIAL 3.19%

Albany Dougherty GA Payroll Dev Auth
Procter & Gamble Amt                          5.20%            5/15/2028         AA                   500           505,625
Effingham Cnty GA Dev Auth Fort
James Proj AMT                               5.625%             7/1/2018        BBB-                1,000           967,500
                                                                                                                -----------
TOTAL                                                                                                             1,473,125

MISCELLANEOUS 9.97%

Association Cnty GA Leasing Proj
Rockdale Cnty GA Pub Purp Proj (2)           5.625%             7/1/2020        AAA                    25            26,500
Atlanta GA Dev Auth Rev Yamacraw
Design Ctr Proj Ser A (12)                   5.125%             1/1/2027        AAA                 1,000           990,973
Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev (12)                   5.625%            10/1/2026        AAA                 1,000         1,083,750
Fayette Cnty GA Pub Fac Auth Rev
Ref-criminal Justice Center Proj              5.00%             6/1/2026        AA-                 1,000           983,750
Fayette Cnty GA Pub Fac Auth
Rev Ref Criminal Justice Center Proj          5.00%             6/1/2030        AA-                 1,000           980,000
George L Smith Ii GA World Congress
Ctr Auth Rev Domed Stadium Proj
AMT (12)                                      5.75%             7/1/2015        AAA                   500           543,750
                                                                                                                -----------
TOTAL                                                                                                             4,608,723

POLLUTION 1.08%

Monroe Cnty GA Dev Auth Pollution Ctl
Rev GA Pwr Co Plant Sherer Proj (2)           5.25%             7/1/2031        AAA                   500           501,250
                                                                                                                -----------
POWER 3.63%

Puerto Rico Elec Pwr Auth Pwr Rev Ref
Ser FF (12)                                   5.25%             7/1/2005        AAA                   250           270,938
Puerto Rico Elec Pwr Auth Pwr Rev
Ser HH (9)                                    5.25%             7/1/2029        AAA                 1,380         1,405,875
                                                                                                                -----------
TOTAL                                                                                                             1,676,813

PREREFUNDED 14.97%

Albany GA Sew Sys Rev (12)                   6.625%             7/1/2017        AAA                   100           105,305
Atlanta GA                                   6.125%            12/1/2023         AA                 2,000         2,242,500
Chatham Cnty GA Sch Dist (12)                 6.75%             8/1/2020        AAA                 1,035         1,135,913

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       74

SCHEDULE OF INVESTMENTS (CONTINUED)
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Cobb Cnty GA Kennestone Hosp Auth
Rev Ctfs Ser 86-A ETM (12)              Zero Coupon             8/1/2015        AAA              $    395       $   187,625
Fayette Cnty GA Pub Facs Auth Rev
Criminal Justice Center Proj                  6.00%             6/1/2030        AAA                 1,000         1,158,750
Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Refunded Bal Ser T              6.625%             7/1/2018          A                   300           314,325
Puerto Rico Comwlth Issues DTD (2)            5.85%             7/1/2015        AAA                   250           260,515
Puerto Rico Elec Pwr Auth Pwr
Ser T RIBs (9)                              10.203%             7/1/2018        AAA                 1,000         1,233,750
Savannah GA Economic Dev Auth
Rev Sub Ser C ETM                       Zero Coupon            12/1/2021        AAA                 1,000           281,250
                                                                                                                -----------
TOTAL                                                                                                             6,919,933

SOLID WASTE 0.23%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                  6.40%             1/1/2015        AAA                   100           107,500
                                                                                                                -----------
TRANSPORTATION 8.43%

Atlanta GA Arpt Fac Rev AMT (12)        Zero Coupon             1/1/2010        AAA                 1,500           976,875
Atlanta GA Arpt Rev Ser A (6)                 5.60%             1/1/2030        AAA                 1,000         1,032,500
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser A (12)                    4.75%             7/1/2038        AAA                 1,075         1,021,250
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser C                         6.00%             7/1/2029          A                   250           276,875
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser PMD-9 RIBs                9.45%             7/1/2026        AAA                   500           591,250
                                                                                                                -----------
TOTAL                                                                                                             3,898,750

WATER/SEWER 4.29%

Forsyth Cnty GA Wtr & Swr Auth Rev            6.25%             4/1/2021        Aa2                   750           880,313
Henry Cnty GA Henry Cnty Wtr & Swr
Auth Rev (6)                                 5.625%             2/1/2030        AAA                 1,050         1,102,500
                                                                                                                -----------
TOTAL                                                                                                             1,982,813
                                                                                                                -----------
TOTAL MUNICIPAL BONDS 99.23% (Cost $43,863,672)                                                                 $45,878,713
                                                                                                                ===========

SCHEDULE OF INVESTMENTS
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
EDUCATION 7.88%

Eastern MI Univ Rev (6)                       5.50%             6/1/2027        AAA                   500           558,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       75

SCHEDULE OF INVESTMENTS (CONTINUED)
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Eastern MI Univ Rev Gen Ser B (6)             5.60%             6/1/2025        Aaa              $  1,430       $ 1,490,774
Grand Valley MI St Univ Rev (6)               5.50%             2/1/2018        AAA                 1,150         1,247,750
Wayne Cnty MI Cmnty College
Cmnty College Impt (2)                        5.50%             7/1/2019        AAA                   565           591,131
                                                                                                                -----------
TOTAL                                                                                                             3,887,780

FINANCE 1.12%

Puerto Rico Comwlth Infrastructure Fin
Auth Spl Rites-pa 822 RIBs                   8.741%            10/1/2040        AAA*                  500           554,375
                                                                                                                -----------
GENERAL OBLIGATION 23.61%

Belding MI Area Sch (2)                       5.00%             5/1/2026        AAA                   400           392,000
Crawfprd Aisable MI Sch Dist Sch
Bldg & Site                                   5.00%             5/1/2021        AAA                   350           345,625
East Grand Rapids MI Pub Sch Dist Ref         5.00%             5/1/2025        AAA                   600           588,000
Greenville MI Pub Sch Ref                     5.00%             5/1/2025        AAA                   900           882,000
Greenville MI Pub Sch Ref                     5.25%             5/1/2015        AAA                   595           632,188
Holly MI Area Sch Dist Ref (6)                4.75%             5/1/2025        AAA                   150           140,063
Huron MI Sch Dist (9)                         5.25%             5/1/2021        AAA                   250           252,500
Bldg & Site (6)                               6.00%             5/1/2025        Aaa                   600           684,750
Laingsburg MI Cmnty Sch Dist Sch
Bldg & Site Bds                               5.25%             5/1/2026        AAA                   750           756,563
Lake Orion MI Cmnty Sch Dist Ser a (9)        6.00%             5/1/2017        AAA                 1,335         1,470,168
Memphis MI Cmnty Schs (6)                     5.25%             5/1/2029        Aaa                   150           150,563
Paw Paw MI Pub Sch Dist Sch Bldg & Site       6.00%             5/1/2030        AAA                 1,325         1,429,344
Puerto Rico Comwlth Rites PA 650 RIBs        9.455%             7/1/2029         A*                   925         1,157,406
Saline MI Area Schs (6)                       5.50%             5/1/2015        AAA                   750           779,063
South Lyon MI Cmnty Sch (9)                   5.50%             5/1/2023        AAA                 1,425         1,471,313
Wayne Cnty MI Bldg Auth Cap Impt
Ser a (12)                                    5.25%             6/1/2016        AAA                   500           515,000
                                                                                                                 ----------
TOTAL                                                                                                            11,646,546

HEALTHCARE 12.97%

Kalamazoo MI Hosp Fin Auth Fac Rev Hosp
Rev RIBs (6)                                 7.868%             6/1/2011        AAA                 2,000         2,135,000
Kent Hosp Fin Auth MI Rev Spectrum
Hlth Ser A                                    5.25%            1/15/2021         AA                   625           614,063
Michigan St Hosp Fin Auth Rev Ref
Oakwood Oblig Grp Ser A (9)                   5.00%            8/15/2031        AAA                   500           477,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       76

SCHEDULE OF INVESTMENTS (CONTINUED)
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Michigan St Hosp Fin Auth Rev Ref
Trinity Hlth a Ambac Ters-BNY (2)             6.00%            12/1/2027        AAA              $  1,000       $ 1,088,750
Uerto Rico Ind Tourist Ed Med Ryder
Mem Hosp Proj Ser A                           6.70%             5/1/2024        BBB-                1,575         1,586,812
Royal Oak MI Hosp Fin Auth Hosp
Rev William Beaumont Hosp Ser M (12)          5.25%           11/15/2035        AAA                   500           495,000
                                                                                                                -----------
TOTAL                                                                                                             6,397,125

HOUSING 3.20%

Michigan St Hsg Dev Auth Ser B                6.95%            12/1/2020        AA+                   315           321,788
Michigan St Hsg Dev Auth Ser D                5.95%            12/1/2016        AA+                   500           530,000
Michigan St Hsg Dev Auth Ser E AMT            6.20%            12/1/2027        AA+                   700           724,500
                                                                                                                -----------
TOTAL                                                                                                             1,576,288

MISCELLANEOUS 6.26%

Michigan Muni Bd Auth Rev
Unrefunded Balance (2)                        6.75%            11/1/2014        AAA                   295           331,138
Michigan St Ctfs Partn (2)              Zero Coupon             6/1/2022        AAA                 2,000           667,500
Michigan St Environmental Protn Prog          5.25%            11/1/2020        AAA                 1,000         1,023,750
Michigan St Hse Representative Ctfs
Partn (2)                               Zero Coupon            8/15/2024        AAA                 3,565         1,065,043
                                                                                                                -----------
TOTAL                                                                                                             3,087,431

POWER 5.16%

Michigan St Strategic Fd Disp Rev
Genesee Pwr Station AMT                       7.50%             1/1/2021        BB*                   500           501,250
Michigan St Strategic Fd Ltd Obligation (2)   7.00%             5/1/2021        AAA                   500           626,874
Michigan St Strategic Fd Ltd Obligation
Ref Detroit Edison Poll Ctl B AMT             5.65%             9/1/2029         A-                 1,000         1,002,500
Michigan St Strategic Fd Ltd Obligation
Rev Detroit Fd Ser BB AMT (12)                7.00%            7/15/2008        AAA                   350           414,313
                                                                                                                -----------
TOTAL                                                                                                             2,544,937

PREREFUNDED 24.88%

Alpena MI Pub Sch (12)                       5.625%             5/1/2022        AAA                   500           554,375
Anchor Bay MI Sch Dist Sch
Bldg & SITE SER I (6)                         6.00%             5/1/2023        AAA                 1,100         1,255,375
Greenville MI Pub Sch Ref (9)                 6.00%             5/1/2025        AAA                 1,000         1,141,250
Hartland MI Cons Sch Dist (6)                 6.00%             5/1/2021        AAA                 1,950         2,240,062
Howell MI Pub Sch (12)                        6.00%             5/1/2025        AAA                 1,100         1,240,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       77

SCHEDULE OF INVESTMENTS (CONTINUED)
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Huron Valley MI Sch Dist (6)                  5.75%             5/1/2022        AAA              $    250       $   278,750
Lake Orion MI Cmnty Sch Dist (2)              7.00%             5/1/2020        AAA                 1,050         1,202,250
Lakeview MI Cmnty Sch (6)                     5.60%             5/1/2022        AAA                   210           232,575
Michigan Muni Bd Auth Rev
Prerefunded Insd Ser G (2)                    6.75%            11/1/2014        AAA                 1,205         1,370,688
Potterville MI Pub Sch (9)                    6.00%             5/1/2029        AAA                 1,000         1,141,250
Puerto Tico Elec Pwr Auth Pwr
Rev Ser T RIBs (9)                          10.203%             7/1/2018        AAA                   500           616,875
Puerto Rico Tel Auth Rev RIBs (12)           8.486%            1/16/2015        AAA                   900           999,000
                                                                                                                -----------
TOTAL                                                                                                            12,272,700

TRANSPORTATION 7.02%

Michigan St Comprehensive Trans
Ref Ser A (9)                                 5.00%            11/1/2021        AAA                   700           695,625
Puerto Rico Comwlth Hwy & Transn
Auth Hwy Rev Ser Y                            5.50%             7/1/2036          A                   500           521,875
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B                         6.00%             7/1/2031          A                 1,000         1,106,250
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev SeR B                         6.50%             7/1/2027          A                 1,000         1,140,000
                                                                                                                -----------
TOTAL                                                                                                             3,463,750

WATER/SEWER 6.93%

Detroit MI Swr Disp Rev Ref Ser B (12)        5.25%             7/1/2021        AAA                   805           811,038
Grand Rapids MI San Swr Sys
Rev Ref & Impt Ser A (6)                      4.75%             1/1/2028        AAA                 1,050           975,187
Michigan Muni BD Auth Rev                     5.00%            10/1/2023        AAA                 1,000           981,250
Muskegon Heights MI Wtr Sys Ser A (12)       5.625%            11/1/2020        Aaa                   300           316,125
Muskegon Heights MI Wtr Sys Ser A (12)       5.625%            11/1/2025        Aaa                   320           334,800
                                                                                                                -----------
TOTAL                                                                                                             3,418,400
                                                                                                                -----------
TOTAL MUNICIPAL BONDS 99.03% (Cost $45,316,550)                                                                 $48,849,332
                                                                                                                ============

SCHEDULE OF INVESTMENTS
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
EDUCATION 19.71%

Montgomery Cnty PA Ind Dev Auth Rev
Hill Sch Proj (12)                            5.35%            8/15/2027        Aaa                 2,250         2,266,875
Pennsylvania St Pub Sch Bldg Auth
Lehigh Career & Technical Inst (12)           5.00%            10/1/2026        Aaa                 1,000           971,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       78

SCHEDULE OF INVESTMENTS (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
Pennsylvania St Higher Ed Assistance
Agy Student Ln Rev RIBs AMT (2)              9.476%             3/1/2022        AAA              $  3,000       $ 3,251,250
Pennsylvania St Higher Ed Fac Auth
Bryn Mawr College (2)                        5.125%            12/1/2029        AAA                   400           396,500
Pennsylvania St Higher Ed Fac Auth
College & Univ of the Arts (3)               5.625%            3/15/2025         AA                 1,000         1,015,000
Pennsylvania St Higher Ed Fac Auth
College & Univ of the Arts (3)                5.75%            3/15/2030         AA                   500           512,500
Pennsylvania St Higher Ed Fac Auth
Drexel Univ                                   6.00%             5/1/2029         A-                   800           841,000
Pennsylvania St Higher Ed Fac Auth
Rev Lafayette College Proj                    6.00%             5/1/2030        AA-                 1,425         1,556,813
Pennsylvania St Higher Ed Fac Auth
Rev Univ Sciences Philadelphia (12)           5.25%            11/1/2025        AAA                 1,000         1,006,250
Pennsylvania St Higher Ed Fac Auth
Ser A (12)                                   6.625%            8/15/2009        AAA                   325           342,540
Pennsylvania St Higher Ed Fac
Univ of Scranton (2)                          5.75%            11/1/2017        AAA                 1,000         1,086,250
Philadelphia PA Auth Ind Dev Rev
Ed Cmnty Education Foreign
Med Grads (12)                                5.00%             6/1/2015        AAA                   250           252,813
State Pub Sch Bldg Auth PA College
Rev College Rev (2)                     Zero Coupon            7/15/2014        AAA                   295           160,038
State Pub Sch Bldg Auth PA College
Rev College Rev (2)                     Zero Coupon            7/15/2015        AAA                   295           150,450
State Pub Sch Bldg Auth PA College
Rev College Rev (2)                     Zero Coupon            7/15/2016        AAA                   295           141,231
State Pub Sch Bldg Auth PA College
Rev Del Cnty Cmnty College Proj (12)          5.50%            10/1/2020        AAA                   800           834,000
State Pub Sch Bldg Auth PA College
Rev Northhampton Area Cmnty Coll (2)          5.75%             3/1/2020        AAA                 1,775         1,901,468
Swarthmore Bor Auth PA College Rev            5.00%            9/15/2031        AA+                 2,000         1,952,500
                                                                                                                 ----------
TOTAL                                                                                                            18,638,728

FINANCE 7.28%

Delaware Valley PA Regl Fin Auth Loc
Govt Rev Ser C (2)                            7.75%             7/1/2027        AAA                 1,000         1,365,000
Puerto Rico Pub Fin Corp Comwlth
Approp Ser A (12)                             5.00%             8/1/2031        AAA                 4,000         3,965,000
York PA Gen Auth Gtd Rev York City
Recreation Corp (2)                           5.50%             5/1/2018        AAA                 1,475         1,550,594
                                                                                                                 ----------
TOTAL                                                                                                             6,880,594

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       79

SCHEDULE OF INVESTMENTS (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 14.80%

Canon Mcmillan Sch Dist
PA Cap Apprec Ser A (6)                 Zero Coupon            12/1/2025        AAA              $  1,470        $  400,575
Dauphin Cnty PA Second Ser (2)               5.125%           11/15/2022        Aaa                   200           200,250
Mifflin Cnty PA (6)                          5.625%             9/1/2031        AAA                 2,500         2,615,624
Montgomery Cnty PA                            5.00%            9/15/2022        Aaa                 1,000           997,500
Philadelphia PA Sch Dist Ser A (9)            5.75%             2/1/2019        AAA                   450           483,750
Philadelphia PA Sch Dist Ser A (9)            5.75%             2/1/2020        AAA                   250           267,813
Philadelphia PA Sch Dist Ser A (9)            5.75%             2/1/2021        AAA                   500           535,000
Philadelphia PA Sch Dist Ser A (9)            5.75%             2/1/2030        AAA                 1,250         1,329,688
Pine-richland Sch Dist PA Ser D (6)           5.00%            7/15/2031        Aaa                 1,750         1,701,875
Plum Boro PA Sch Dist (6)                     5.25%            9/15/2030        AAA                 1,000         1,005,000
Puerto Rico Comwlth (9)                       5.00%             7/1/2027        AAA                   500           500,000
Puerto Rico Comwlth Ref Pub Impt (9)          4.50%             7/1/2023        AAA                 2,000         1,870,000
Puerto Rico Comwlth Ser A                     6.00%             7/1/2014          A                 1,000         1,042,780
Riverside PA Sch Dist (6)                     5.50%           10/15/2020        AAA                 1,000         1,042,500
                                                                                                                 ----------
TOTAL                                                                                                            13,992,355

HEALTHCARE 8.62%

Chester Cnty PA Hlth & ED Fac Auth
Hlth Sys Rev RIBs (2)                         7.80%            5/15/2020        AAA                 2,600         2,798,250
Delaware Cnty PA Auth Hosp Rev
Crozer Chester Med Ctr (1)                   5.375%            12/1/2018          A                 1,000           975,000
Puerto Rico Ind Tourist Ed Med &
Envr Ctrl Fac Rev Hosp Mutuo Obligation
Grp Ser A (12)                                6.25%             7/1/2024        AAA                   850           930,750
Sayre PA Hlthcare Fac Auth Rev
Tioga Nursing Fac Ser A (2)                   7.25%            10/1/2018        AAA                 1,500         1,507,350
Scranton-lackawanna PA Hlth &
Welfare Auth Rev Hosp Moses Taylor
Hosp Proj                                     6.20%             7/1/2017        BBB-                1,055           923,125
York Cnty PA Hosp Auth Rev
York Hosp (2)                                 5.25%             7/1/2017        AAA                 1,000         1,018,750
                                                                                                                 ----------
TOTAL                                                                                                             8,153,225

HOUSING 3.28%

Pennsylvania Hsg Fin Agy Sing
Fam Mtg Ser 41-B AMT                          6.65%             4/1/2025        AA+                   990         1,033,313
Pennsylvania Hsg Fin Agy Sing
Fam Mtg Ser 42 AMT                            6.85%             4/1/2025        AA+                 1,970         2,070,963
                                                                                                                 ----------
TOTAL                                                                                                             3,104,276

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       80

SCHEDULE OF INVESTMENTS (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 1.38%

Bradford Cnty PA Ind Dev Auth
Intl Paper Co Proj Ser A AMT                  6.60%             3/1/2019       BBB+              $  1,250       $ 1,301,563
                                                                                                                -----------
MISCELLANEOUS 2.37%

Allegheny Cnty PA Redev Auth
Tax Increment Rev Waterfront
Proj Ser A                                    6.30%           12/15/2018        A-*                 1,000         1,041,250
Washington Cnty PA Auth Rev
Cap Fdg Rev Proj & Equip Prog (2)             6.15%            12/1/2029        AAA                 1,025         1,203,094
                                                                                                                -----------
TOTAL                                                                                                             2,244,344

POLLUTION 2.81%

Allegheny Cnty PA Ind Dev Auth
Rev Envr Impt Usx Proj                        6.10%            7/15/2020       Baa1                 1,000         1,017,500
York Cnty PA Ind Dev Auth Poll
Ctrl Rev Pub Svc Elec & Gas Ser A (12)        6.45%            10/1/2019        AAA                 1,475         1,639,093
                                                                                                                -----------
TOTAL                                                                                                             2,656,593

POWER 2.76%

Pennsylvania Econ Dev Recov Rev
Northhampton Gen Ser A AMT                    6.60%             1/1/2019       BBB-                 1,500         1,531,875
Puerto Rico Elec Pwr Auth Pwr Rev Ser X       6.00%             7/1/2015         A-                 1,000         1,077,500
                                                                                                                -----------
TOTAL                                                                                                             2,609,375

PREREFUNDED 16.65%

Bethlehem PA Area Sch Dist (12)               6.00%             3/1/2016        AAA                 1,000         1,113,750
Pennsylvania Conv Ctr Auth Rev
Ser A ETM (6)                                 6.70%             9/1/2016        AAA                   855         1,034,550
Pennsylvania Intergovt Coop Auth
Spl Tax Rev Funding Prog (6)                  6.75%            6/15/2021        AAA                 2,000         2,262,500
Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM (12)                        7.00%            5/15/2020        AAA                 2,220         2,738,924
Puerto Rico Comwlth                           6.45%             7/1/2017        AAA                 1,900         2,123,250
Puerto Rico Comwlth (12)                      6.45%             7/1/2017        AAA                   700           782,250
Puerto Rico Elec Pwr Auth Pwr
Rev RIBs (9)                                 9.178%             7/1/2023        AAA                 3,000         3,263,700
Puerto Rico Elec Pwr Auth Pwr
Rev Ser T RIBs (9)                          10.203%             7/1/2018        AAA                 1,500         1,850,625
Puerto Rico Elec Pwr Auth Pwr
Rev Ser X                                    6.125%             7/1/2021         A-                   500           569,375
                                                                                                                -----------
TOTAL                                                                                                            15,738,924

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       81

SCHEDULE OF INVESTMENTS (CONTINUED)
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2001

                                                                            RATING:             PRINCIPAL
                                           INTEREST             MATURITY     S&P OR                AMOUNT
INVESTMENTS                                    RATE                 DATE    MOODY'S(a)              (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 14.36%

Allegheny Cnty PA Arpt Rev (12)               5.00%             1/1/2017        AAA              $  1,000       $   998,750
Allegheny Cnty PA Port Auth
Spl Rev Transn (6)                            5.00%             3/1/2025        AAA                   850           834,063
Allegheny Cnty PA Port Auth Spl
Rev Transn (12)                              6.125%             3/1/2029        AAA                   500           576,875
Delaware River Port Auth
PA & NJ Rev (9)                               6.00%             1/1/2019        AAA                 1,000         1,102,500
Pennsylvania St Tpk Commn (2)                 5.50%            7/15/2033        AAA                 3,000         3,120,000
Pennsylvania St Tpk Comm Tpk
Rev Ser N (12)                                5.50%            12/1/2017        AAA                   200           200,784
Pennsylvania St Tpk Comm Tpk
Rev Ser R (2)                                 5.00%            12/1/2023        AAA                   840           826,350
Pennsylvania St Tpk Comm Tpk
Rev Ser R (2)                                 5.00%            12/1/2030        AAA                 1,450         1,413,750
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser V                    6.625%             7/1/2012          A                 1,615         1,682,119
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B                  6.00%             7/1/2026          A                   500           530,000
Puerto Rico Port Auth Rev
Ser D AMT (6)                                 7.00%             7/1/2014        AAA                 1,000         1,029,960
Southeastern PA Transn Auth
PA Spl Rev Ser A (6)                          4.75%             3/1/2024        AAA                 1,350         1,263,937
                                                                                                                -----------
TOTAL                                                                                                            13,579,088

WATER/SEWER 3.49%

Allegheny Cnty PA San Auth
Swr Rev (12)                                 5.375%            12/1/2024        AAA                 2,000         2,035,000
Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys (2)             5.50%             6/1/2017        Aaa                   465           487,088
North Huntingdon Township PA Muni (2)         5.25%             4/1/2019        AAA                   760           776,150
                                                                                                                -----------
TOTAL                                                                                                             3,298,238
                                                                                                                -----------
TOTAL MUNICIPAL BONDS 97.51% (Cost $87,577,317)                                                                 $92,197,303
                                                                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

(a) Unaudited.
  * This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality to the rating shown.
 ** Not Rated.
AMT-Income from the security may be subject to Alternative Minimum Tax. ETM-Escrow to Maturity
GTD-Guaranteed
Prerefunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-Permanent School Fund
RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2001.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
(1) American Capital Assets
(2) American Municipal Bond Assurance Corporation
(3) Asset Guaranty
(4) Bond Investors Guaranty
(5) College Construction Loan Insurance Association
(6) Financial Guaranty Insurance Company
(7) Federal Housing Administration
(8) Federal National Mortgage Association
(9) Financial Security Assurance, Inc.
(10)Government National Mortgage Association
(11)Government National Mortgage Association/Federal National Mortgage
    Association
(12)Municipal Bond Investors Assurance

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001

                                                         NATIONAL         CALIFORNIA          CONNECTICUT           HAWAII
ASSETS:
  Investment in securities, at cost                  $534,588,578       $192,892,832         $ 95,876,312      $67,763,957
--------------------------------------------------------------------------------------------------------------------------
  Investment in securities, at value                 $556,995,649       $202,327,001         $ 99,441,360      $70,708,192
  Cash                                                  4,186,237            152,287              699,253                -
  Receivables:
    Interest                                            8,359,282          3,029,820            1,589,861          951,488
    Investment securities sold                         25,987,390                  -                    -                -
    Capital shares sold                                   881,565            130,852               57,591           29,880
  Prepaid expenses                                          4,465              1,574                  792              593
 -------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                       596,414,588        205,641,534          101,788,857       71,690,153
 -------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                    14,399,654                  -                    -                -
    Capital shares reacquired                              65,333            242,374                7,300           15,000
    Management fees                                       242,819             86,398               42,457           31,405
    12b-1 distribution fees                               334,713             99,706               56,679           36,227
    Directors'/Trustees' fees                             287,490            171,417               25,198           18,579
    Payable to bank                                             -                  -                    -          261,482
  Dividends payable                                     2,123,983            742,191              370,575          274,347
  Accrued expenses                                        200,135             84,049               44,775           31,410
--------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                    17,654,127          1,426,135              546,984          668,450
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $578,760,461       $204,215,399         $101,241,873      $71,021,703
--------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                       574,050,845        210,634,267          100,318,277       70,788,541
Undistributed (distributions in excess of) net
  investment income                                    (2,042,401)             8,269             (180,966)        (177,250)
Accumulated net realized loss on investments          (15,655,054)       (15,861,306)          (2,460,486)      (2,533,823)
Net unrealized appreciation on investments             22,407,071          9,434,169            3,565,048        2,944,235
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $578,760,461       $204,215,399         $101,241,873      $71,021,703
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
Class A Shares                                       $512,426,042       $192,623,777         $101,241,873      $71,021,703
Class B Shares                                       $ 28,531,198                  -                    -                -
Class C Shares                                       $ 37,803,221       $ 11,591,622                    -                -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                         45,217,994         17,683,529            9,810,628       14,171,451
Class B Shares                                          2,511,640                  -                    -                -
Class C Shares                                          3,331,920          1,062,928                    -                -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                       $      11.33       $      10.89         $      10.32      $      5.01
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)      $      11.71       $      11.26         $      10.67      $      5.18
Class B Shares-Net asset value                       $      11.36                  -                    -                -
Class C Shares-Net asset value                       $      11.35       $      10.91                    -                -
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       84

                                                          MINNESOTA           MISSOURI       NEW JERSEY

ASSETS:
  Investment in securities, at cost                     $22,994,915       $121,567,277     $150,060,570
---------------------------------------------------------------------------------------------------------
  Investment in securities, at value                    $23,710,835       $127,773,337     $158,402,563
  Cash                                                      908,718          1,214,902        3,232,899
  Receivables:
    Interest                                                328,697          1,617,322        2,100,309
    Investment securities sold                               16,000            153,997          400,305
    Capital shares sold                                     155,991             52,271          110,440
  Prepaid expenses                                              185                993            1,270
---------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          25,120,426        130,812,822      164,247,786
---------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                         305,515                  -        3,231,067
    Capital shares reacquired                                     -             15,735           82,610
    Management fees                                               -             54,697                -
    12b-1 distribution fees                                       -             69,333           75,951
    Directors'/Trustees' fees                                 1,475             28,951           42,474
    Payable to bank                                               -                  -                -
  Dividends payable                                          89,179            470,803          575,188
  Accrued expenses                                           15,856             51,028           69,457
---------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                         412,025            690,547        4,076,747
---------------------------------------------------------------------------------------------------------
NET ASSETS                                              $24,708,401       $130,122,275     $160,171,039
---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                          24,655,417        126,289,200      156,864,788
Undistributed (distributions in excess of) net
  investment income                                         (64,867)          (494,513)        (589,386)
Accumulated net realized loss on investments               (598,069)        (1,878,472)      (4,446,356)
Net unrealized appreciation on investments                  715,920          6,206,060        8,341,993
---------------------------------------------------------------------------------------------------------
NET ASSETS                                              $24,708,401       $130,122,275     $160,171,039
---------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
Class A Shares                                          $24,708,401       $130,122,275     $160,171,039
Class B Shares                                                    -                  -                -
Class C Shares                                                    -                  -                -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                            4,938,393         24,807,244       30,770,045
Class B Shares                                                    -                  -                -
Class C Shares                                                    -                  -                -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                          $      5.00       $       5.25     $       5.21
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)         $      5.17       $       5.43     $       5.39
Class B Shares-Net asset value                                    -                  -                -
Class C Shares-Net asset value                                    -                  -                -
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       85

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2001

                                                         NEW YORK              TEXAS           WASHINGTON          FLORIDA
ASSETS:
  Investment in securities, at cost                  $237,353,877        $69,645,120          $42,172,521     $ 81,106,516
---------------------------------------------------------------------------------------------------------------------------
  Investment in securities, at value                 $251,614,003        $74,577,906          $44,766,618     $ 86,696,790
  Cash                                                    550,660            205,875            1,363,354        1,405,080
  Receivables:
    Interest                                            3,661,377          1,315,168              608,887        1,288,287
    Investment securities sold                                  -          2,088,709                    -                -
    Capital shares sold                                   102,139             12,657               10,372          169,021
    From advisor                                                -             70,032                    -                -
  Prepaid expenses                                          1,974                607                  362              785
---------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                        255,930,153         78,270,954           46,749,593       89,559,963
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                     5,421,769                  -              491,036                -
    Capital shares reacquired                              97,228              7,015              127,559           19,042
    Management fees                                       110,122                  -               20,007           37,687
    12b-1 distribution fees                               124,776             48,396                    -           51,214
    Directors'/Trustees' fees                             143,258             31,288               15,966           38,292
  Dividends payable                                       902,919            282,204              182,027          322,613
  Accrued expenses                                        100,839             41,623               29,578           62,916
---------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                     6,900,911            410,526              866,173          531,764
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $249,029,242        $77,860,428          $45,883,420     $ 89,028,199
---------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                       247,907,184         76,952,709           44,940,431       94,946,021
Undistributed (distributions in excess of) net
 investment income                                     (1,035,453)          (320,688)             478,168          (52,438)
Accumulated net realized loss on investments          (12,102,615)        (3,704,379)          (2,129,276)     (11,455,658)
Net unrealized appreciation on investments             14,260,126          4,932,786            2,594,097        5,590,274
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $249,029,242        $77,860,428          $45,883,420     $ 89,028,199
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
Class A Shares                                       $242,366,690        $77,860,428          $45,883,420     $ 83,797,757
Class C Shares                                       $  6,662,552                  -                    -     $  5,230,442

OUTSTANDING SHARES BY CLASS:
Class A Shares                                         21,710,113          7,792,955            8,914,325       17,384,012
Class C Shares                                            596,703                  -                    -        1,083,542

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE (NET ASSETS DIVIDED BY OUTSTANDING
  SHARES):
Class A Shares-Net asset value                       $      11.16        $      9.99          $      5.15     $       4.82
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)      $      11.53        $     10.33          $      5.32     $       4.98
Class C Shares-Net asset value                       $      11.17                  -                    -     $       4.83
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       86

                                                           GEORGIA           MICHIGAN     PENNSYLVANIA

ASSETS:
  Investment in securities, at cost                    $43,863,672        $45,316,550      $87,577,317
-------------------------------------------------------------------------------------------------------
  Investment in securities, at value                   $45,878,713        $48,849,332      $92,197,303
  Cash                                                   1,625,983            484,385        1,484,770
  Receivables:
    Interest                                               658,956            840,329        1,352,387
    Investment securities sold                             128,538                  -           99,245
    Capital shares sold                                    379,553            132,726           34,598
    From advisor                                                 -                  -                -
  Prepaid expenses                                             298                376              734
-------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                          48,672,041         50,307,148       95,169,037
-------------------------------------------------------------------------------------------------------

LIABILITIES:
  Payables:
    Investment securities purchased                      2,206,707            608,694                -
    Capital shares reacquired                               22,773            119,724          149,178
    Management fees                                         18,789             20,748                -
    12b-1 distribution fees                                      -                  -           41,262
    Directors'/Trustees' fees                                2,016              9,668           19,755
  Dividends payable                                        161,998            184,147          346,560
  Accrued expenses                                          24,719             33,903           61,792
-------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                      2,437,002            976,884          618,547
-------------------------------------------------------------------------------------------------------
NET ASSETS                                             $46,235,039        $49,330,264      $94,550,490
-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                         44,588,103         48,076,949       91,431,313
Undistributed (distributions in excess of) net
  investment income                                       (136,204)          (143,723)        (351,431)
Accumulated net realized loss on investments              (231,901)        (2,135,744)      (1,149,378)
Net unrealized appreciation on investments               2,015,041          3,532,782        4,619,986
-------------------------------------------------------------------------------------------------------
NET ASSETS                                             $46,235,039        $49,330,264      $94,550,490
-------------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
Class A Shares                                         $46,235,039        $49,330,264      $94,550,490
Class C Shares                                                   -                  -                -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                           8,496,904          9,486,636       18,243,391
Class C Shares                                                   -                  -                -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES)
Class A Shares-Net asset value                         $      5.44        $      5.20      $      5.18
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)        $      5.62        $      5.37      $      5.35
Class C Shares-Net asset value                                   -                  -                -
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2001

                                                         NATIONAL         CALIFORNIA          CONNECTICUT           HAWAII
INVESTMENT INCOME
Interest                                              $32,426,577        $11,645,807          $ 5,843,073       $4,052,339
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                         2,807,052          1,002,775              499,326          367,022
12b-1 distribution plan-Class A                         1,843,102            726,178              373,950          290,274
12b-1 distribution plan-Class B                           232,211                  -                    -                -
12b-1 distribution plan-Class C                           376,147            103,129                    -                -
Shareholder servicing                                     317,976             94,683               49,009           35,344
Custody                                                   234,330             70,971               23,255           24,672
Reports to shareholders                                   149,446             47,576               26,359           19,900
Professional                                               77,145             29,230               19,569           16,322
Registration                                               68,944              6,780                6,620            3,803
Directors'/Trustees' fees                                  18,885              6,870                3,436            2,453
Other                                                     182,437             63,218               28,549           25,888
---------------------------------------------------------------------------------------------------------------------------
Gross expenses                                          6,307,675          2,151,410            1,030,073          785,678
   Management fees waived                                       -                  -                    -                -
   Expense reductions                                    (306,258)           (71,955)             (24,152)         (24,843)
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                            6,001,417          2,079,455            1,005,921          760,835
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  26,425,160          9,566,352            4,837,152        3,291,504
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                       10,557,917          6,522,390            1,543,975          792,647
Net change in unrealized appreciation/depreciation
  on investments                                       19,526,940          5,053,202            3,779,107        2,176,231
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                       30,084,857         11,575,592            5,323,082        2,968,878
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $56,510,017        $21,141,944          $10,160,234       $6,260,382
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       88

                                                            MINNESOTA           MISSOURI       NEW JERSEY

INVESTMENT INCOME
Interest                                                   $1,216,162        $ 7,103,184      $ 9,184,108
-----------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                               113,860            623,104          791,442
12b-1 distribution plan-Class A                                     -            484,452          592,893
12b-1 distribution plan-Class B                                     -                  -                -
12b-1 distribution plan-Class C                                     -                  -                -
Shareholder servicing                                          13,924             81,538           89,098
Custody                                                        29,191             58,449           80,767
Reports to shareholders                                         4,780             33,075           44,006
Professional                                                   11,758             24,132           22,476
Registration                                                    4,517              5,747            2,625
Directors'/Trustees' fees                                         729              4,636            5,234
Other                                                           6,978             32,377           46,724
-----------------------------------------------------------------------------------------------------------
Gross expenses                                                185,737          1,347,510        1,675,265
  Management fees waived                                     (113,860)          (172,898)        (178,167)
  Expense reductions                                          (29,191)           (58,495)         (81,979)
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                   42,686          1,116,117        1,415,119
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       1,173,476          5,987,067        7,768,989
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                              245,115          1,389,053        2,359,312
Net change in unrealized appreciation/depreciation
  on investments                                              831,096          5,720,209        5,386,038
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                            1,076,211          7,109,262        7,745,350
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $2,249,687        $13,096,329      $15,514,339
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       89

STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended September 30, 2001

                                                         NEW YORK              TEXAS           WASHINGTON          FLORIDA
INVESTMENT INCOME
Interest                                              $14,321,167         $4,081,988           $2,688,318       $5,519,080
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                         1,237,397            383,232              227,910          478,907
12b-1 distribution plan-Class A                           879,717            281,113                    -          316,711
12b-1 distribution plan-Class C                            57,202                  -                    -           47,977
Shareholder servicing                                     151,556             44,693               34,313           53,178
Custody                                                    77,356             51,940               11,402           59,844
Reports to shareholders                                    71,773             19,748               14,324           22,976
Professional                                               36,367             16,210               14,702           31,091
Registration                                                7,293              5,180                6,956              460
Directors'/Trustees' fees                                   8,197              2,618                1,560            3,431
Other                                                      81,168             27,276               19,900           28,479
---------------------------------------------------------------------------------------------------------------------------
Gross expenses                                          2,608,026            832,010              331,067        1,043,054
  Management fees waived                                        -           (194,171)                   -                -
  Expense reductions                                      (78,807)           (52,209)             (11,769)         (60,345)
  Expenses assumed by Advisor                                   -            (93,901)                   -                -
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                            2,529,219            491,729              319,298          982,709
NET INVESTMENT INCOME                                  11,791,948          3,590,259            2,369,020        4,536,371
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                        6,023,145          1,477,667              576,559        1,273,393
Net change in unrealized appreciation/depreciation
  on investments                                        8,585,455          3,158,269            1,755,407        3,869,048
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                       14,608,600          4,635,936            2,331,966        5,142,441
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $26,400,548         $8,226,195           $4,700,986       $9,678,812
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       90

                                                             GEORGIA           MICHIGAN     PENNSYLVANIA
INVESTMENT INCOME
Interest                                                  $1,864,161         $2,655,882       $5,346,545
---------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                              181,600            237,375          464,596
12b-1 distribution plan-Class A                                    -                  -          307,663
12b-1 distribution plan-Class C                                    -                  -                -
Shareholder servicing                                         20,869             38,403           65,638
Custody                                                       38,511             24,311           39,708
Reports to shareholders                                        6,657             14,758           24,677
Professional                                                  19,215             16,991           37,087
Registration                                                   3,141                485                -
Directors'/Trustees' fees                                      1,036              1,596            3,199
Other                                                         13,095             17,888           35,206
---------------------------------------------------------------------------------------------------------
Gross expenses                                               284,124            351,807          977,774
  Management fees waived                                    (134,159)                 -         (104,706)
  Expense reductions                                         (38,505)           (24,479)         (40,205)
  Expenses assumed by Advisor                                      -                  -                -
---------------------------------------------------------------------------------------------------------
NET EXPENSES                                                 111,460            327,328          832,863
NET INVESTMENT INCOME                                      1,752,701          2,328,554        4,513,682
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                             780,773          1,151,247        1,994,514
Net change in unrealized appreciation/depreciation
  on investments                                           1,687,412          2,014,591        3,154,562
---------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                           2,468,185          3,165,838        5,149,076
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $4,220,886         $5,494,392       $9,662,758
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30, 2001

INCREASE IN NET ASSETS                                            NATIONAL         CALIFORNIA          CONNECTICUT           HAWAII
OPERATIONS:
Net investment income                                        $  26,425,160       $  9,566,352        $   4,837,152    $   3,291,504
Net realized gain on investments                                10,557,917          6,522,390            1,543,975          792,647
Net change in unrealized appreciation/depreciation
  on investments                                                19,526,940          5,053,202            3,779,107        2,176,231
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            56,510,017         21,141,944           10,160,234        6,260,382
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A                                                     (25,019,827)        (9,257,734)          (4,876,333)      (3,579,240)
   Class B                                                      (1,014,830)                 -                    -                -
   Class C                                                     (1,574,649)          (476,218)                    -                -
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (27,609,306)        (9,733,952)          (4,876,333)      (3,579,240)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                               64,267,247         16,214,318           11,303,789        6,676,686
Reinvestment of distributions                                   17,567,944          5,298,097            2,072,572        1,816,811
Cost of shares reacquired                                      (71,756,196)       (25,392,449)         (14,319,745)     (10,343,087)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                               10,078,995         (3,880,034)            (943,384)      (1,849,590)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                      38,979,706          7,527,958            4,340,517          831,552
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                              539,780,755        196,687,441           96,901,356       70,190,151
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                  $ 578,760,461       $204,215,399        $ 101,241,873    $  71,021,703
------------------------------------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of)
  net investment income                                      $  (2,042,401)      $      8,269        $   (180,966)    $    (177,250)
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       92

INCREASE IN NET ASSETS                                     MINNESOTA           MISSOURI       NEW JERSEY
OPERATIONS:
Net investment income                                   $  1,173,476       $  5,987,067     $  7,768,989
Net realized gain on investments                             245,115          1,389,053        2,359,312
Net change in unrealized appreciation/depreciation
  on investments                                             831,096          5,720,209        5,386,038
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       2,249,687         13,096,329       15,514,339
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME:
   Class A                                                (1,171,998)        (6,111,208)      (7,906,127)
   Class B                                                         -                  -                -
   Class C                                                         -                  -                -
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (1,171,998)        (6,111,208)      (7,906,127)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          3,879,096         10,370,362       13,725,123
Reinvestment of distributions                                933,318          4,508,010        4,552,534
Cost of shares reacquired                                 (2,045,991)       (11,799,400)     (16,762,762)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                          2,766,423          3,078,972        1,514,895
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                 3,844,112         10,064,093        9,123,107
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                         20,864,289        120,058,182      151,047,932
---------------------------------------------------------------------------------------------------------
End of year                                             $ 24,708,401       $130,122,275     $160,171,039
---------------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of)
  net investment income                                 $    (64,867)      $   (494,513)    $   (589,386)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       93

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
Year Ended September 30, 2001

INCREASE (DECREASE) IN NET ASSETS                         NEW YORK              TEXAS           WASHINGTON          FLORIDA
OPERATIONS:
Net investment income                                $  11,791,948     $    3,590,259          $ 2,369,020    $   4,536,371
Net realized gain on investments                         6,023,145          1,477,667              576,559        1,273,393
Net change in unrealized appreciation/depreciation
  on investments                                         8,585,455          3,158,269            1,755,407        3,869,048
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    26,400,548          8,226,195            4,700,986        9,678,812
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME:
   Class A                                             (11,964,990)        (3,800,524)          (2,372,283)      (4,417,877)
   Class C                                               (258,947)                  -                    -        (203,565)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (12,223,937)        (3,800,524)          (2,372,283)      (4,621,442)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       61,121,561          3,971,453            2,797,591        7,893,015
Reinvestment of distributions                            7,300,556          2,598,250            1,505,945        1,846,190
Cost of shares reacquired                              (67,209,603)        (7,539,995)          (5,260,578)     (25,291,820)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                        1,212,514           (970,292)            (957,042)     (15,552,615)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   15,389,125          3,455,379            1,371,661      (10,495,245)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                      233,640,117         74,405,049           44,511,759       99,523,444
-----------------------------------------------------------------------------------------------------------------------------
End of year                                          $ 249,029,242     $   77,860,428          $45,883,420    $  89,028,199
----------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                              $  (1,035,453)    $     (320,688)         $   478,168    $     (52,438)
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       94


INCREASE (DECREASE) IN NET ASSETS                           GEORGIA           MICHIGAN     PENNSYLVANIA

OPERATIONS:
Net investment income                                  $  1,752,701       $  2,328,554    $   4,513,682
Net realized gain on investments                            780,773          1,151,247        1,994,514
Net change in unrealized appreciation/depreciation
  on investments                                          1,687,412          2,014,591        3,154,562
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      4,220,886          5,494,392        9,662,758
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
 INCOME:
   Class A                                               (1,794,425)        (2,371,143)      (4,593,872)
   Class C                                                        -                  -                -
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (1,794,425)        (2,371,143)      (4,593,872)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                        17,062,748          4,001,509        9,056,066
Reinvestment of distributions                             1,469,534          1,529,924        2,179,492
Cost of shares reacquired                                (3,968,441)        (4,990,216)     (13,503,568)
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                       14,563,841            541,217       (2,268,010)
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    16,990,302          3,664,466        2,800,876
--------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                        29,244,737         45,665,798       91,749,614
--------------------------------------------------------------------------------------------------------
End of year                                            $ 46,235,039       $ 49,330,264    $  94,550,490
--------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                $   (136,204)      $   (143,723)   $    (351,431)
--------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       95

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
Year Ended September 30, 2001


INCREASE (DECREASE) IN NET ASSETS           NATIONAL         CALIFORNIA         CONNECTICUT           HAWAII            MINNESOTA

OPERATIONS:
Net investment income                  $  26,671,978       $ 10,569,780       $   5,211,045     $  3,430,655         $    967,640
Net realized loss on investments         (18,326,323)        (3,562,708)         (2,514,844)      (1,194,257)            (843,184)
Net change in unrealized
  appreciation/depreciation
  on investments                          17,066,506          5,366,845           1,375,680        1,004,913              886,133
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        25,412,161         12,373,917           4,071,881        3,241,311            1,010,589
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME:
   Class A                               (26,210,020)        (9,767,172)         (5,373,423)      (3,436,297)          (1,082,552)
   Class B                                  (734,890)                 -                   -                -                    -
   Class C                                (1,614,752)          (504,343)                  -                -                    -
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS      (28,559,662)       (10,271,515)         (5,373,423)      (3,436,297)          (1,082,552)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares         39,890,517         10,633,219           7,141,830        8,223,067            4,377,908
Reinvestment of distributions             17,224,696          4,735,973           2,201,080        1,336,208              774,908
Cost of shares reacquired               (111,249,940)       (40,664,314)        (22,898,242)     (10,793,485)          (4,059,843)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                           (54,134,727)       (25,295,122)        (13,555,332)      (1,234,210)           1,092,973
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS    (57,282,228)       (23,192,720)        (14,856,874)      (1,429,196)           1,021,010
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                        597,062,983        219,880,161         111,758,230       71,619,347           19,843,279
----------------------------------------------------------------------------------------------------------------------------------
End of year                            $ 539,780,755       $196,687,441       $  96,901,356     $ 70,190,151         $ 20,864,289
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN
 EXCESS OF) NET INVESTMENT INCOME      $    (982,784)      $    148,361       $    (144,813)    $    108,212         $    (66,118)
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       96


INCREASE (DECREASE) IN NET ASSETS           MISSOURI         NEW JERSEY            NEW YORK            TEXAS           WASHINGTON

OPERATIONS:
Net investment income                  $   5,959,090       $  7,720,963       $  12,530,590     $  4,254,769         $  2,620,917
Net realized loss on investments          (1,635,808)        (5,180,332)         (7,442,240)      (2,970,246)          (2,226,587)
Net change in unrealized
  appreciation/depreciation
  on investments                             964,573          4,980,683           7,539,086        1,692,294            1,731,685
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                          5,287,855          7,521,314          12,627,436        2,976,817            2,126,015
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME:
   Class A                                (6,143,146)        (8,267,610)        (12,341,209)      (4,149,860)          (2,451,566)
   Class B                                         -                  -                   -                -                    -
   Class C                                         -                  -            (273,867)               -                    -
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       (6,143,146)        (8,267,610)        (12,615,076)      (4,149,860)          (2,451,566)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares          8,553,206         10,924,884          11,842,708        2,434,881            3,511,950
Reinvestment of distributions              4,479,772          4,436,808           7,096,411        2,759,399            1,506,371
Cost of shares reacquired                (17,894,142)       (26,804,601)        (40,344,068)     (14,106,891)         (12,029,669)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                            (4,861,164)       (11,442,909)        (21,404,949)      (8,912,611)          (7,011,348)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS     (5,716,455)       (12,189,205)        (21,392,589)     (10,085,654)          (7,336,899)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                        125,774,637        163,237,137         255,032,706       84,490,703           51,848,658
----------------------------------------------------------------------------------------------------------------------------------
End of year                            $ 120,058,182       $151,047,932       $ 233,640,117     $ 74,405,049         $ 44,511,759
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN
 EXCESS OF) NET INVESTMENT INCOME      $    (447,007)      $   (592,264)      $    (631,554)    $   (140,102)        $    473,144
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       97

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
Year Ended September 30, 2001

                                                                        FOR THE PERIOD                  FOR THE PERIOD
                                                                   NOVEMBER 1, 1999 TO             NOVEMBER 1, 1999 TO
                                                                   SEPTEMBER 30, 2000*             SEPTEMBER 30, 2000*
                                                            -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 FLORIDA      GEORGIA         MICHIGAN   PENNSYLVANIA
OPERATIONS:
Net investment income                                        $  5,047,153  $ 1,198,368      $ 2,021,207  $   4,121,361
Net realized loss on investments                               (1,465,409)    (646,050)        (705,991)    (2,302,921)
Net change in unrealized appreciation/depreciation
  on investments                                                2,204,249    1,693,665        1,975,239      4,229,523
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    5,785,993    2,245,983        3,290,455      6,047,963
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                     (4,425,826)  (1,348,311)      (2,226,493)   (4,321,196)
   Class C                                                       (210,303)           -                -             -
Net realized gain
   Class A                                                              -            -                -             -
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (4,636,129)  (1,348,311)      (2,226,493)    (4,321,196)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              11,425,801    4,867,543        2,035,580      8,506,212
Reinvestment of distributions                                   1,636,007    1,111,569        1,377,398      1,961,465
Cost of shares reacquired                                     (21,657,944)  (5,063,877)      (8,167,207)   (14,279,496)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                    (8,596,136)     915,235       (4,754,229)    (3,811,819)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                          (7,446,272)   1,812,907       (3,690,267)    (2,085,052)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           106,969,716   27,431,830       49,356,065     93,834,666
-----------------------------------------------------------------------------------------------------------------------
End of period                                                $ 99,523,444  $29,244,737      $45,665,798  $  91,749,614
-----------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                      $     18,382  $   (97,434)     $  (106,780) $    (343,442)
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       98


                                                                                           YEAR ENDED OCTOBER 31, 1999
                                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 FLORIDA         GEORGIA      MICHIGAN   PENNSYLVANIA
OPERATIONS:
Net investment income                                        $  6,055,123     $ 1,376,920   $ 2,769,291  $   5,064,698
Net realized loss on investments                               (3,917,644)       (363,336)   (1,385,665)      (383,441)
Net change in unrealized appreciation/depreciation
  on investments                                               (8,183,315)     (2,283,607)   (3,271,625)    (8,873,598)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   (6,045,836)     (1,270,023)   (1,887,999)    (4,192,341)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                     (5,861,053)     (1,303,721)   (2,666,930)    (5,110,986)
   Class C                                                       (282,492)              -             -              -
Net realized gain
   Class A                                                              -        (156,238)            -              -
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (6,143,545)     (1,459,959)   (2,666,930)    (5,110,986)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              11,496,856      14,058,781     6,967,293      9,216,617
Reinvestment of distributions                                   2,648,817       1,157,234     1,584,103      2,334,947
Cost of shares reacquired                                     (29,553,307)     (4,818,661)   (7,778,927)   (11,320,135)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                   (15,407,634)     10,397,354       772,469        231,429
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                         (27,597,015)      7,667,372    (3,782,460)    (9,071,898)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           134,566,731      19,764,458    53,138,525    102,906,564
---------------------------------------------------------------------------------------------------------------------------
End of period                                                $106,969,716     $27,431,830   $49,356,065  $  93,834,666
---------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                      $   (529,045)    $    52,509   $    97,911  $    (175,891)
---------------------------------------------------------------------------------------------------------------------------

* The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND (CLASS A SHARES)

                                                                           YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998         1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $  10.76     $  10.79     $  11.98     $  11.48     $  11.08
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .53(a)       .51(a)       .59          .60          .59

  Net realized and unrealized gain (loss)                 .59          .01        (1.03)         .47          .41
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.12          .52         (.44)        1.07         1.00
                                                     --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                  (.55)        (.55)        (.56)        (.57)        (.60)

  Net realized gain                                        --           --         (.19)          --           --
                                                     --------     --------     --------     --------     --------
    Total distributions                                  (.55)        (.55)        (.75)        (.57)        (.60)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $  11.33     $  10.76     $  10.79     $  11.98     $  11.48
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         10.64%        5.02%       (3.85)%       9.60%        9.30%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                 1.01%         .98%         .95%         .88%         .87%

  Expenses, excluding expense reductions                 1.06%         .99%         .95%         .88%         .87%

  Net investment income                                  4.78%        4.85%        5.10%        5.18%        5.27%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $512,426     $487,188     $542,601     $606,428     $602,007

Portfolio turnover rate                                 77.46%      185.25%      254.13%      304.15%      232.64%
=================================================================================================================

                        SEE NOTES TO FINANCIAL STATEMENTS

                                       100

FINANCIAL HIGHLIGHTS (CONTINUED)
NATIONAL TAX-FREE FUND (CLASS B SHARES)


                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $  10.79     $  10.82     $  11.98     $  11.50     $  11.08
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .46(a)       .44(a)       .51          .52          .56

  Net realized and unrealized gain (loss)                 .60          .01         (.99)         .46          .41
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.06          .45         (.48)         .98          .97
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.49)        (.48)        (.49)        (.50)        (.55)

  Net realized gain                                        --           --         (.19)          --           --
                                                     --------     --------     --------     --------     --------
    Total distributions                                  (.49)        (.48)        (.68)        (.50)        (.55)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $  11.36     $  10.79     $  10.82     $  11.98     $  11.50
                                                     ========     ========     ========     ========     ========

Total Return(b)                                          9.96%        4.32%       (4.30)%       8.85%        8.95%

RATIOS TO AVERAGE NET ASSETS

    Expenses, including expense
    reductions                                           1.64%        1.63%        1.54%        1.47%        1.37%

    Expenses, excluding expense
    reductions                                           1.69%        1.63%        1.54%        1.47%        1.37%

    Net investment income                                4.15%        4.15%        4.41%        4.49%        4.65%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $ 28,531     $ 17,594     $ 16,053     $  9,472     $  2,935

Portfolio turnover rate                                 77.46%      185.25%      254.13%      304.15%      232.64%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       101

FINANCIAL HIGHLIGHTS (CONTINUED)
NATIONAL TAX-FREE FUND (CLASS C SHARES)


                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $  10.77     $  10.81     $  11.99     $  11.49     $  11.08
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .46(a)       .45(a)       .50          .52          .51

  Net realized and unrealized gain (loss)                 .60         (.01)       (1.01)         .47          .42
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.06          .44         (.51)         .99          .93
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income
                                                         (.48)        (.48)        (.48)        (.49)        (.52)
  Net realized gain                                        --           --         (.19)          --           --
                                                     --------     --------     --------     --------     --------
    Total distributions                                  (.48)        (.48)        (.67)        (.49)        (.52)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $  11.35     $  10.77     $  10.81     $  11.99     $  11.49
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         10.04%        4.23%       (4.45)%       8.80%        8.61%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
  reductions                                             1.68%        1.63%        1.63%        1.61%        1.59%

  Expenses, excluding expense
  reductions                                             1.73%        1.64%        1.63%        1.61%        1.59%

  Net investment income                                  4.11%        4.19%        4.38%        4.44%        4.54%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $ 37,803     $ 34,999     $ 38,409     $ 42,410     $ 41,794

Portfolio turnover rate                                 77.46%      185.25%      254.13%      304.15%      232.64%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND (CLASS A SHARES)

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $  10.29     $  10.16     $  11.12     $  10.72     $  10.43
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .51(a)       .53          .54          .54          .56

  Net realized and unrealized gain (loss)                 .61          .12         (.98)         .39          .29
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.12          .65         (.44)         .93          .85
                                                     --------     --------     --------     --------     --------

Distributions to shareholders from:
                                                         (.52)        (.52)        (.52)        (.53)        (.56)
  Net investment income                              --------     --------     --------     --------     --------

NET ASSET VALUE, END OF YEAR                         $  10.89     $  10.29     $  10.16     $  11.12     $  10.72
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         11.09%        6.62%       (4.09)%       8.86%        8.39%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 1.00%         .94%         .93%         .87%         .72%

  Expenses, excluding expense reductions                 1.04%         .94%         .93%         .87%         .85%

  Net investment income                                  4.81%        5.30%        4.96%        4.98%        5.38%

                                                                             YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $192,624     $186,041     $207,113     $250,427     $258,505

Portfolio turnover rate                                 72.84%      100.22%      185.43%      187.26%      121.97%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       103

FINANCIAL HIGHLIGHTS (CONTINUED)
CALIFORNIA TAX-FREE FUND (CLASS C SHARES)

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $  10.30     $  10.16     $  11.12     $  10.72     $  10.43
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .45(a)       .47(a)       .46          .47          .48

  Net realized and unrealized gain (loss)                 .61          .12         (.98)         .38          .29
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.06          .59         (.52)         .85          .77
                                                     --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                  (.45)        (.45)        (.44)        (.45)        (.48)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $  10.91     $  10.30     $  10.16     $  11.12     $  10.72
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         10.53%        6.02%       (4.77)%       8.09%        7.59%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 1.55%        1.55%        1.60%        1.59%        1.46%

  Expenses, excluding expense reductions                 1.59%        1.55%        1.60%        1.59%        1.59%

  Net investment income                                  4.26%        4.70%        4.28%        4.26%        4.64%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $ 11,591     $ 10,646     $ 12,767     $ 13,978     $ 14,504

Portfolio turnover rate                                 72.84%      100.22%      185.43%      187.26%      121.97%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $   9.79     $   9.89     $  10.73     $  10.42     $  10.13
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .49(a)       .49(a)       .54          .52          .55

  Net realized and unrealized gain (loss)                 .53         (.08)        (.86)         .32          .29
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.02          .41         (.32)         .84          .84
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.49)        (.51)        (.52)        (.53)        (.55)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $  10.32     $   9.79     $   9.89     $  10.73     $  10.42
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         10.65%        4.32%       (3.04)%       8.32%        8.56%

RATIOS TO AVERAGE NET ASSETS

    Expenses, including expense reductions               1.01%        1.02%         .95%         .81%         .59%

    Expenses, excluding expense reductions               1.03%        1.02%         .95%         .81%         .78%

    Net investment income                                4.85%        5.10%        5.12%        4.95%        5.45%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $101,242     $ 96,901     $111,758     $120,983     $119,909

Portfolio turnover rate                                 21.52%       37.92%       53.76%       61.06%       37.09%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $   4.83     $   4.84     $   5.25     $   5.07     $   4.93
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .22(a)       .24(a)       .26          .25          .26

  Net realized and unrealized gain (loss)                 .20         (.01)        (.43)         .18          .14
                                                     --------     --------     --------     --------     --------
    Total from investment operations                      .42          .23         (.17)         .43          .40
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.24)        (.24)        (.24)        (.25)        (.26)

NET ASSET VALUE, END OF YEAR                         $   5.01     $   4.83     $   4.84     $   5.25     $   5.07
                                                     ========     ========     ========     ========     ========
Total Return(b)                                          8.88%        4.94%       (3.31)%       8.59%        8.42%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                 1.04%         .99%         .97%         .92%         .58%

  Expenses, excluding expense reductions                 1.07%         .99%         .97%         .93%         .87%

  Net investment income                                  4.49%        5.03%        5.03%        4.78%        5.39%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $ 71,022     $ 70,190     $ 71,619     $ 80,970     $ 79,079

Portfolio turnover rate                                 32.38%       30.06%       27.63%       52.65%       29.09%
=================================================================================================================

 (a) Calculated using average shares outstanding during the year.

 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $   4.76     $   4.78     $   5.18     $   5.05     $   4.90
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .25(a)       .23(a)       .27          .27          .27

  Net realized and unrealized gain (loss)                 .24          .01         (.41)         .13          .16
                                                     --------     --------     --------     --------     --------
    Total from investment operations                      .49          .24         (.14)         .40          .43
                                                     --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                  (.25)        (.26)        (.26)        (.27)        (.28)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $   5.00     $   4.76     $   4.78     $   5.18     $   5.05
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         10.57%        5.32%       (2.72)%       8.11%        8.97%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense
  reductions                                              .19%         .24%         .23%         .27%         .36%

  Expenses, excluding waiver and expense
  reductions                                              .82%         .74%         .73%         .77%         .86%

  Net investment income                                  5.16%        5.00%        5.43%        5.19%        5.51%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $ 24,708     $ 20,864     $ 19,843     $ 14,399     $ 10,510

Portfolio turnover rate                                 24.34%       50.37%       22.87%       40.65%       41.45%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $   4.96     $   4.99     $   5.36     $   5.22     $   5.08
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .25(a)       .24(a)       .25          .25          .27

  Net realized and unrealized gain (loss)                 .29         (.02)        (.37)         .14          .14
                                                     --------     --------     --------     --------     --------
    Total from investment operations                      .54          .22         (.12)         .39          .41
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.25)        (.25)        (.25)        (.25)        (.27)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $   5.25     $   4.96     $   4.99     $   5.36     $   5.22
                                                     ========     ========     ========     ========     ========
Total Return(b)                                         11.11%        4.63%       (2.25)%       7.75%        8.22%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense
  reductions                                              .89%        1.02%         .99%         .92%         .70%

  Expenses, excluding waiver and expense
  reductions                                             1.08%        1.02%         .99%         .93%         .94%

  Net investment income                                  4.80%        4.98%        4.84%        4.80%        5.22%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $130,122     $120,058     $125,775     $144,155     $140,280

Portfolio turnover rate                                 43.75%       43.30%       78.85%       72.89%       27.34%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $   4.96     $   4.97     $   5.54     $   5.32     $   5.18
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .25(a)       .25(a)       .27          .26          .27

  Net realized and unrealized gain (loss)                 .26            -(b)      (.47)         .22          .15
                                                     --------     --------     --------     --------     --------
    Total from investment operations                      .51          .25         (.20)         .48          .42
                                                     --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                  (.26)        (.26)        (.26)        (.26)        (.28)

  Net realized gain                                        --           --         (.11)          --           --
                                                     --------     --------     --------     --------     --------
    Total distributions                                  (.26)        (.26)        (.37)        (.26)        (.28)

NET ASSET VALUE, END OF YEAR                         $   5.21     $   4.96     $   4.97     $   5.54     $   5.32
                                                     ========     ========     ========     ========     ========

Total Return(c)                                         10.41%        5.31%       (3.73)%       9.34%        8.25%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                    .90%         .97%         .93%         .86%         .82%

  Expenses, excluding waiver and
    expense reductions                                   1.06%         .98%         .93%         .86%         .86%

  Net investment income                                  4.93%        5.03%        5.11%        4.85%        5.21%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $160,171     $151,048     $163,237     $186,127     $184,465

Portfolio turnover rate                                101.02%      125.73%      185.16%      118.38%      154.80%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $0.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND (CLASS A SHARES)

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $  10.53     $  10.51     $  11.43     $  11.03     $  10.78
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .53(a)       .55(a)       .58          .56          .58

  Net realized and unrealized gain (loss)                 .64          .02         (.94)         .41          .26
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.17          .57         (.36)         .97          .84
                                                     --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                 (0.54)        (.55)        (.56)        (.57)        (.59)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $  11.16     $  10.53     $  10.51     $  11.43     $  11.03
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         11.35%        5.65%       (3.23)%       9.03%        8.01%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                 1.01%         .96%         .93%         .85%         .85%

  Expenses, excluding expense reductions                 1.04%         .97%         .93%         .85%         .85%

  Net investment income                                  4.80%        5.28%        5.21%        5.06%        5.35%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $242,367     $228,362     $248,456     $283,551     $294,286

Portfolio turnover rate                                 70.03%       76.33%       52.67%       64.63%      110.28%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       110

FINANCIAL HIGHLIGHTS (CONTINUED)
NEW YORK TAX-FREE FUND (CLASS C SHARES)

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $  10.54     $  10.51     $  11.42     $  11.02     $  10.78
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .46(a)       .49(a)       .50          .49          .48

  Net realized and unrealized gain (loss)                 .65          .02         (.93)         .40          .27
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.11          .51         (.43)         .89          .75
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.48)        (.48)        (.48)        (.49)        (.51)
                                                     --------     --------     --------     --------     --------

NET ASSET VALUE, END OF YEAR                         $  11.17     $  10.54     $  10.51     $  11.42     $  11.02
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         10.74%        5.07%       (3.93)%       8.34%        7.13%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                 1.62%        1.55%        1.62%        1.57%        1.57%

  Expenses, excluding expense reductions                 1.65%        1.56%        1.62%        1.57%        1.57%

  Net investment income                                  4.19%        4.72%        4.49%        4.32%        4.60%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $  6,662     $  5,278     $  6,577     $  6,706     $  6,204

Portfolio turnover rate                                 70.03%       76.33%       52.67%       64.63%      110.28%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $   9.43     $   9.55     $  10.69     $  10.40     $  10.11
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .46(a)       .51          .52          .51          .55

  Net realized and unrealized gain (loss)                 .57         (.13)       (1.03)         .40          .37
                                                     --------     --------     --------     --------     --------
    Total from investment operations                     1.03          .38         (.51)         .91          .92
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.47)        (.50)        (.52)        (.53)        (.56)

  Net realized gain                                        --           --         (.11)        (.09)        (.07)
                                                     --------     --------     --------     --------     --------
    Total distributions                                  (.47)        (.50)        (.63)        (.62)        (.63)
                                                     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                         $   9.99     $   9.43     $   9.55     $  10.69     $  10.40
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         11.30%        4.14%       (4.96)%       9.24%        9.25%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
  expense reductions                                      .64%         .99%         .94%         .91%         .88%

  Expenses, excluding waiver and
  expense reductions                                     1.09%        1.01%         .94%         .91%         .88%

  Net investment income                                  4.70%        5.47%        5.12%        4.85%        5.38%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $ 77,860     $ 74,405     $ 84,491     $ 92,607     $ 91,301

Portfolio turnover rate                                108.27%      163.39%      168.04%      143.78%      127.88%
=================================================================================================================

 (a) Calculated using average shares outstanding during the year.

 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
                                                       2001         2000         1999         1998        1997
=================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                   $   4.89     $   4.91     $   5.38     $   5.16     $   4.96
                                                     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .26(a)       .27(a)       .28          .27          .27

  Net realized and unrealized gain (loss)                 .26         (.04)        (.50)         .21          .20
                                                     --------     --------     --------     --------     --------
    Total from investment operations                      .52          .23         (.22)         .48          .47
                                                     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.26)        (.25)        (.25)        (.26)        (.27)

NET ASSET VALUE, END OF YEAR                         $   5.15     $   4.89     $   4.91     $   5.38     $   5.16
                                                     ========     ========     ========     ========     ========

Total Return(b)                                         10.92%        4.90%       (4.17)%       9.48%        9.82%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                  .70%         .71%         .66%         .65%         .57%

  Expenses, excluding expense reductions                  .73%         .71%         .66%         .65%         .62%

  Net investment income                                  5.22%        5.58%        5.42%        5.20%        5.36%

                                                                         YEAR ENDED 9/30
                                                     ------------------------------------------------------------
SUPPLEMENTAL DATA:                                     2001         2000         1999         1998        1997
=================================================================================================================
Net assets, end of year (000)                        $ 45,883     $ 44,512     $ 51,849     $ 62,754     $ 66,215
Portfolio turnover rate                                 52.09%      152.63%      180.42%      141.56%      132.37%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST (CLASS A SHARES)


                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
                                                     9/30/2001    9/30/2000*     1999         1998         1997         1996
===============================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD                                  $   4.57     $   4.52     $   4.98     $   4.87     $   4.79     $   4.85
                                                     ========     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .23(a)       .23(a)       .23          .24          .24          .25

  Net realized and unrealized gain (loss)                 .25          .03         (.46)         .11          .09         (.06)
                                                     --------     --------     --------     --------     --------     --------
    Total from investment operations                      .48          .26         (.23)         .35          .33          .19
                                                     --------     --------     --------     --------     --------     --------

Distributions to
shareholders from:

  Net investment income                                  (.23)        (.21)        (.23)        (.24)        (.25)        (.25)
                                                     --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                       $   4.82     $   4.57     $   4.52     $   4.98     $   4.87     $   4.79
                                                     ========     ========     ========     ========     ========     ========
Total Return(b)                                         10.68%        5.86%(c)    (4.74)%       7.30%        7.12%        4.09%

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including
  expense reductions                                      .99%         .89%(c)      .97%         .89%         .86%         .80%
  Expenses, excluding
  expense reductions                                     1.05%         .89%(c)      .97%         .89%         .86%         .82%
  Net investment income                                  4.77%        5.00%(c)     4.73%        4.79%        5.03%        5.19%

                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
SUPPLEMENTAL DATA:                                   9/30/2001    9/30/2000*     1999         1998         1997         1996
===============================================================================================================================
Net assets,
end of period (000)                                  $ 83,798     $ 94,817     $100,924     $127,292     $137,252     $153,011
Portfolio turnover rate                                 84.37%      169.02%      191.12%      140.61%      106.32%      167.95%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST (CLASS A SHARES)

                                                       YEAR       11/1/1999               YEAR ENDED 10/31           7/15/1996(d)
                                                      ENDED          TO        ----------------------------------        TO
                                                    9/30/2001     9/30/2000*     1999         1998         1997       10/31/1996
================================================================================================================================
PER SHARE OPERATING
PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD                                  $   4.58     $   4.52     $   4.98     $   4.87     $   4.79     $   4.70
                                                     ========     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .20(a)       .20(a)       .20          .20          .20          .07

  Net realized and
  unrealized gain (loss)                                  .25          .04         (.46)         .11          .10          .09
                                                     --------     --------     --------     --------     --------     --------
    Total from investment
    operations                                            .45          .24         (.26)         .31          .30          .16
                                                     --------     --------     --------     --------     --------     --------
Distributions to
shareholders from:

  Net investment income                                  (.20)        (.18)        (.20)        (.20)        (.22)        (.07)
                                                     --------     --------     --------     --------     --------     --------
NET ASSET VALUE,
END OF PERIOD                                        $   4.83     $   4.58     $   4.52     $   4.98     $   4.87     $   4.79
                                                     ========     ========     ========     ========     ========     ========
Total Return(b)                                          9.99%        5.44%(c)    (5.43)%       6.52%        6.33%        3.35%(c)

RATIOS TO AVERAGE
NET ASSETS
  Expenses, including
  expense reductions                                     1.64%        1.42%(c)     1.62%        1.58%        1.57%         .44%(c)

  Expenses, excluding
  expense reductions                                     1.70%        1.43%(c)     1.62%        1.58%        1.57%         .44%(c)

Net investment income                                    4.13%        4.52%(c)     4.07%        4.09%        4.29%        1.37%(c)

                                                       YEAR       11/1/1999               YEAR ENDED 10/31           7/15/1996(d)
                                                      ENDED          TO        ----------------------------------        TO
SUPPLEMENTAL DATA:                                  9/30/2001     9/30/2000*     1999         1998         1997       10/31/1996
==================================================================================================================================
Net assets,
end of period (000)                                  $  5,230     $  4,706     $  6,046     $  7,275     $  7,496     $  9,059
Portfolio turnover rate                                 84.37%      169.02%      191.12%      140.61%      106.32%      167.95%
==================================================================================================================================

 (a) Calculated using average shares outstanding during the period.

 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

 (c) Not annualized.

 (d) Commencement of offering of class shares.

 *   The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
                                                     9/30/2001    9/30/2000*     1999         1998         1997         1996
===============================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                 $   5.07     $   4.91     $   5.43     $   5.31     $   5.14     $   5.12
                                                     ========     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .26(a)       .21(a)       .28          .27          .27          .29

  Net realized and unrealized gain (loss)                 .37          .19         (.50)         .19          .19          .04
                                                     --------     --------     --------     --------     --------     --------
    Total from investment operations                      .63          .40         (.22)         .46          .46          .33
                                                     --------     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.26)        (.24)        (.26)        (.27)        (.28)        (.29)

  Net realized gain                                        --           --         (.04)        (.07)        (.01)        (.02)
                                                     --------     --------     --------     --------     --------     --------
  Total distributions                                    (.26)        (.24)        (.30)        (.34)        (.29)        (.31)
                                                     --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                       $   5.44     $   5.07     $   4.91     $   5.43     $   5.31     $   5.14
                                                     ========     ========     ========     ========     ========     ========
Total Return(b)                                         12.69%        8.59%(c)     4.36%        9.00%        9.27%        6.69%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
  expense reductions                                      .31%         .17%(c)      .18%         .24%         .38%         .03%

  Expenses, excluding waiver and
  expense reductions                                      .78%         .63%(c)      .68%         .74%         .88%         .83%

  Net investment income                                  4.81%        4.30%(c)     5.32%        5.07%        5.23%        5.55%

                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
SUPPLEMENTAL DATA:                                   9/30/2001    9/30/2000*     1999         1998         1997         1996
===============================================================================================================================
Net assets, end of period (000)                      $ 46,235     $ 29,245     $ 27,432     $ 19,764     $ 13,897     $ 10,688
Portfolio turnover rate                                 43.50%      122.44%      115.87%       26.52%       90.40%       72.53%
===============================================================================================================================

 (a) Calculated using average shares outstanding during the period.

 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

 (c) Not annualized.

  *  The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST


                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
                                                     9/30/2001    9/30/2000*     1999         1998         1997         1996
==============================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                 $   4.87     $   4.75     $   5.18     $   5.06     $   4.93     $   4.93
                                                     ========     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .25(a)       .21(a)       .26          .26          .27          .27

  Net realized and unrealized gain (loss)                 .33          .14         (.44)         .12          .13         (.01)
                                                     --------     --------     --------     --------     --------     --------
  Total from investment operations                        .58          .35         (.18)         .38          .40          .26
                                                     --------     --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                  (.25)        (.23)        (.25)        (.26)        (.27)        (.26)
                                                     --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                       $   5.20     $   4.87     $   4.75     $   5.18     $   5.06     $   4.93
                                                     ========     ========     ========     ========     ========     ========
Total Return(b)                                         12.21%        7.57%(c)    (3.55)%       7.59%        8.24%        5.53%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                  .69%         .67%(c)      .69%         .69%         .60%         .44%

  Expenses, excluding expense reductions                  .74%         .67%(c)      .69%         .69%         .68%         .73%

  Net investment income                                  4.91%        4.37%(c)     5.21%        4.98%        5.37%        5.59%

                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
SUPPLEMENTAL DATA:                                  9/30/2001     9/30/2000*     1999         1998         1997         1996
===============================================================================================================================
Net assets, end of period (000)                      $ 49,330     $ 45,666     $ 49,356     $ 53,139     $ 52,630     $ 52,975
Portfolio turnover rate                                100.27%      111.48%      186.97%       82.33%       68.50%       85.26%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

 *  The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
                                                     9/30/2001    9/30/2000*     1999         1998         1997         1996
==============================================================================================================================
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                 $   4.90     $   4.81     $   5.28     $   5.14     $   5.01     $   5.01
                                                     ========     ========     ========     ========     ========     ========
Investment operations

  Net investment income                                   .25(a)       .22(a)       .26          .27          .28          .28

  Net realized and unrealized gain (loss)                 .28          .10         (.47)         .14          .13         -(d)
                                                     --------     --------     --------     --------     --------     --------
    Total from investment operations                      .53          .32         (.21)         .41          .41          .28
                                                     --------     --------     --------     --------     --------     --------
 Distributions to shareholders from:

  Net investment income                                  (.25)        (.23)        (.26)        (.27)        (.28)        (.28)

NET ASSET VALUE, END OF PERIOD                       $   5.18     $   4.90     $   4.81     $   5.28     $   5.14     $   5.01
                                                     ========     ========     ========     ========     ========     ========
Total Return(b)                                         11.06%        6.83%(c)    (4.13)%       8.12%        8.37%        5.68%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                            .90%         .88%(c)      .96%         .72%         .61%         .62%

  Expenses, excluding waiver and expense
    reductions                                           1.06%         .88%(c)      .96%         .72%         .65%         .69%

  Net investment income                                  4.88%        4.54%(c)     5.02%        5.05%        5.47%        5.55%

                                                       YEAR       11/1/1999                  YEAR ENDED 10/31
                                                      ENDED          TO        -----------------------------------------------
SUPPLEMENTAL DATA:                                  9/30/2001     9/30/2000*     1999         1998         1997         1996
===============================================================================================================================
Net assets, end of period (000)                      $ 94,550     $ 91,750     $ 93,835     $102,907     $ 94,237     $ 92,605
Portfolio turnover rate                                 65.63%       61.00%       40.76%       65.20%       70.99%       78.30%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

 (c) Not annualized.

(d) Amount represents less than $0.01.

 *  The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management companies incorporated under Maryland law on December 27, 1983 and Massachusetts law on September 11, 1991, respectively. The Fund and Trust consist of the following ten and four portfolios, respectively, (separately, a "Fund" and collectively, the "Funds"):
Lord Abbett National Tax-Free Fund ("National"), Lord Abbett California Tax-Free Fund ("California"), Lord Abbett Connecticut Tax-Free Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Fund ("Missouri"), Lord Abbett New Jersey Tax-Free Fund ("New Jersey"), Lord Abbett New York Tax-Free Fund ("New York"), Lord Abbett Texas Tax-Free Fund ("Texas"), Lord Abbett Washington Tax-Free Fund ("Washington"), Lord Abbett Florida Tax-Free Trust ("Florida"), Lord Abbett Georgia Tax-Free Trust ("Georgia"), Lord Abbett Michigan Tax-Free Trust ("Michigan") and Lord Abbett Pennsylvania Tax-Free Trust ("Pennsylvania"). Each Fund is non-diversified as defined under the Act, except for National. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company and Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro-rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company and Trust each have a management agreement with Lord, Abbett & Co. ("Lord Abbett"), pursuant to which Lord Abbett supplies the Company and Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's and Trust's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Fund for certain of its other expenses.

For the year ended September 30, 2001, Lord Abbett voluntarily waived its management fees for Minnesota and a portion of its management fees for Missouri, New Jersey, Texas, Georgia and Pennsylvania and reimbursed other expenses for Texas as follows:

                               VOLUNTARY MANAGEMENT FEE WAIVER   OTHER EXPENSES
--------------------------------------------------------------------------------
Minnesota                                                 .50%              -
Missouri                                                  .14%              -
New Jersey                                                .11%              -
Texas                                                     .25%              .12%
Georgia                                                   .37%              -
Pennsylvania                                              .11%              -

12b-1 DISTRIBUTION PLANS
Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                        CLASS A(1)   CLASS B          CLASS C
--------------------------------------------------------------------------------
Service                                       .25%(2)   .25%       up to .25%(4)
Distribution                                  .10%(3)   .75%    up to .75%(4)(5)
Quarterly service fee                               -      -       up to .25%(6)
Quarterly distribution fee                          -      -       up to .75%(6)

(1) The Class A Plans of Washington, Minnesota, Michigan and Georgia will not go into effect until the quarter subsequent to the net assets of each Fund reaching $100 million. As of September 30 ,2001, the net assets of each Fund have not reached $100 million.

(2) The annual rate is 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan for National, Hawaii, Minnesota, New Jersey, New York, Texas, Washington, and Pennsylvania.

(3) In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(4) Paid at the time such shares are sold.

(5) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a one-year period.

(6) Paid at each quarter-end after the first anniversary of the sale of such shares.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the year ended September 30, 2001:

                                                     DISTRIBUTOR        DEALERS
                                                     COMMISSIONS    CONCESSIONS
-------------------------------------------------------------------------------
NATIONAL                                                $70,340        $334,542
CALIFORNIA                                               31,409         324,660
CONNECTICUT                                              24,926         114,378
HAWAII                                                   16,586          80,300
MINNESOTA                                                17,251          79,800
MISSOURI                                                 27,687         136,040
NEW JERSEY                                               37,562         179,489
NEW YORK                                                 20,773          97,993
TEXAS                                                    14,894          70,559
WASHINGTON                                               10,252          51,701
FLORIDA                                                  12,539          61,502
GEORGIA                                                  60,432         297,539
MICHIGAN                                                 15,751          77,998
PENNSYLVANIA                                             22,488         109,988

Certain of the Company's/Trust's officers and Directors/Trustees have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid in capital.

Permanent items identified during the year ended September 30, 2001 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                               UNDISTRIBUTED
                              (DISTRIBUTIONS
                                IN EXCESS OF)        ACCUMULATED
                              NET INVESTMENT   NET REALIZED LOSS  PAID-IN CAPITAL
                             INCOME INCREASE      ON INVESTMENTS         INCREASE
                                   (DECREASE)          (DECREASE)       (DECREASE)
---------------------------------------------------------------------------------
NATIONAL                            $124,529          $(124,529)                -
CALIFORNIA                            27,508            (27,508)                -
CONNECTICUT                            3,028             (3,028)                -
HAWAII                                 2,274             (2,274)                -
MINNESOTA                               (227)                 -       $       227
MISSOURI                              76,635             (1,875)          (74,760)
NEW JERSEY                           140,016            (19,715)         (120,301)
NEW YORK                              28,090            (17,830)          (10,260)
TEXAS                                 29,679             (8,648)          (21,031)
WASHINGTON                             8,287             (8,287)                -
FLORIDA                               14,251            (14,251)                -
GEORGIA                                2,954             (3,288)              334
MICHIGAN                               5,646             (5,646)                -
PENNSYLVANIA                          72,201             (1,932)          (70,269)

At year ended September 30, 2001, the capital loss carryforwards, along with the related expiration dates are as follows:

                          2002          2003           2004          2005          2007           2008          2009         TOTAL
NATIONAL                     -             -              -             -             -   $ 15,236,357  $    385,136  $ 15,621,493
CALIFORNIA        $  6,816,756  $  5,761,785              -             -             -      3,282,765             -    15,861,306
CONNECTICUT                  -       721,307   $    537,856             -             -        677,619       518,107     2,454,889
HAWAII                       -        68,514      1,575,226             -  $     37,384        584,699       268,000     2,533,823
MINNESOTA                    -             -              -             -             -         19,877       577,932       597,809
MISSOURI                     -       495,713      1,103,066  $     31,063             -        151,236        86,407     1,867,485
NEW JERSEY                   -             -              -             -             -      4,441,856             -     4,441,856
NEW YORK                     -     8,259,602      1,668,796             -             -        983,645     1,190,572    12,102,615
TEXAS                        -             -              -             -             -      3,125,112       579,267     3,704,379
WASHINGTON                   -             -        470,961             -             -        947,474       710,841     2,129,276
FLORIDA              2,152,051     2,642,077      1,035,870             -     3,917,644      1,479,660             -    11,227,302
GEORGIA                      -             -              -             -             -        230,865             -       230,865
MICHIGAN                     -        38,442              -             -     1,385,665        711,637             -     2,135,744
PENNSYLVANIA                 -             -              -             -             -      1,149,378             -     1,149,378

5.  PORTFOLIO SECURITIES TRANSACTIONS
Purchases and sales of investment securities (other than short-term investments) are as follows:

                                                  YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
                                                      PURCHASES           SALES
-------------------------------------------------------------------------------
NATIONAL                                           $429,115,581    $443,755,705
CALIFORNIA                                          144,147,447     148,136,953
CONNECTICUT                                          21,189,888      23,120,892
HAWAII                                               23,470,383      24,701,534
MINNESOTA                                             8,052,773       5,328,542
MISSOURI                                             55,539,760      53,792,992
NEW JERSEY                                          157,683,041     157,995,251
NEW YORK                                            178,285,424     172,069,581
TEXAS                                                82,066,174      83,976,254
WASHINGTON                                           23,486,064      25,227,604
FLORIDA                                              80,034,558      96,967,378
GEORGIA                                              29,781,974      15,353,431
MICHIGAN                                             47,669,942      47,233,780
PENNSYLVANIA                                         60,447,114      64,363,864

As of September 30, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                          GROSS           GROSS              NET
                                     UNREALIZED      UNREALIZED       UNREALIZED
                      TAX COST     APPRECIATION    DEPRECIATION     APPRECIATION
--------------------------------------------------------------------------------
NATIONAL          $534,622,139      $27,320,506    $(4,946,996)      $22,373,510
CALIFORNIA         192,892,832       10,194,019       (759,850)        9,434,169
CONNECTICUT         95,881,909        4,207,417       (647,966)        3,559,451
HAWAII              67,763,957        4,012,835     (1,068,600)        2,944,235
MINNESOTA           22,995,175          860,616       (144,956)          715,660
MISSOURI           121,578,264        6,500,897       (305,824)        6,195,073
NEW JERSEY         150,065,070        9,040,720       (703,227)        8,337,493
NEW YORK           237,353,877       14,845,852       (585,726)       14,260,126
TEXAS               69,645,120        5,050,722       (117,936)        4,932,786
WASHINGTON          42,172,521        2,674,399        (80,302)        2,594,097
FLORIDA             81,106,516        6,595,497     (1,005,223)        5,590,274
GEORGIA             43,864,708        2,053,781        (39,776)        2,014,005
MICHIGAN            45,316,550        3,541,745         (8,963)        3,532,782
PENNSYLVANIA        87,577,317        4,919,737       (299,751)        4,619,986

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred losses on wash sales.

6.  FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Florida incurred and will elect to defer net capital losses of $228,356 during fiscal 2001.

At September 30, 2001, Florida had temporary book/tax differences primarily attributable to post October losses and capital loss deferrals on wash sales.

7.  DIRECTORS'/TRUSTEES' REMUNERATION

The Directors/Trustees associated with Lord Abbett and all officers of the Company and Trust receive no compensation from the Company or Trust for acting as such. Outside Directors'/Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each Fund. The outside Directors/Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company, Trust, or other funds within the Lord Abbett Family of Funds. Such costs and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors/Trustees.

8.  EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with their transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's and Trust's expenses.

9.  CONCENTRATION OF RISK

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific state or industry.

Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Company has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Trust has an unlimited number of shares of beneficial interest authorized.

Transactions in shares of capital stock/beneficial interest for the single class Funds are as follows:

                                                                                     YEAR ENDED SEPTEMBER 30, 2001
                                    ------------------------------------------------------------------------------
                                      CONNECTICUT          HAWAII       MINNESOTA         MISSOURI      NEW JERSEY
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                             1,117,458       1,341,914         784,461        2,015,155       2,681,150
REINVESTMENT OF DISTRIBUTIONS             204,540         366,845         189,244          878,241         889,734
SHARES REACQUIRED                      (1,412,532)     (2,075,221)       (416,728)      (2,302,371)     (3,277,036)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                       (90,534)       (366,462)        556,977          591,025         293,848
------------------------------------------------------------------------------------------------------------------

                                      124

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                     YEAR ENDED SEPTEMBER 30, 2001
                                    ------------------------------------------------------------------------------
                                            TEXAS      WASHINGTON         GEORGIA         MICHIGAN    PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                               405,890         550,006       3,193,988          783,893       1,768,997
REINVESTMENT OF DISTRIBUTIONS             266,108         297,186         277,161          301,696         428,504
SHARES REACQUIRED                        (771,792)     (1,037,400)       (747,092)        (984,746)     (2,669,563)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                       (99,794)       (190,208)      2,724,057          100,843        (472,062)
------------------------------------------------------------------------------------------------------------------

                                                                                     YEAR ENDED SEPTEMBER 30, 2000
                                     -----------------------------------------------------------------------------
                                      CONNECTICUT          HAWAII       MINNESOTA         MISSOURI      NEW JERSEY
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                               736,683       1,744,087         932,341        1,742,762       2,250,716
REINVESTMENT OF DISTRIBUTIONS             227,874         281,425         165,247          915,352         908,267
SHARES REACQUIRED                      (2,360,325)     (2,278,597)       (869,421)      (3,664,444)     (5,511,587)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                    (1,395,768)       (253,085)        228,167       (1,006,330)     (2,352,604)
------------------------------------------------------------------------------------------------------------------

                                                                                     YEAR ENDED SEPTEMBER 30, 2000
                                     -----------------------------------------------------------------------------
                                            TEXAS      WASHINGTON        GEORGIA*        MICHIGAN*   PENNSYLVANIA*
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                               260,996         724,732         979,476          427,725       1,753,389
REINVESTMENT OF DISTRIBUTIONS             295,645         312,241         224,252          288,807         407,357
SHARES REACQUIRED                      (1,513,525)     (2,495,081)     (1,020,611)      (1,716,609)     (2,963,573)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                      (956,884)     (1,458,108)        183,117       (1,000,077)       (802,827)
------------------------------------------------------------------------------------------------------------------

* For the period November 1, 1999 to September 30, 2000.

                                                                                       YEAR ENDED OCTOBER 31, 1999
                                                                        ------------------------------------------
                                                                           GEORGIA        MICHIGAN    PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                              2,650,359       1,369,248       1,782,011
REINVESTMENT OF DISTRIBUTIONS                                              219,532         313,540         453,990
SHARES REACQUIRED                                                         (918,111)     (1,554,501)     (2,210,655)
------------------------------------------------------------------------------------------------------------------
INCREASE                                                                 1,951,780         128,287          25,346
------------------------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                                                       YEAR ENDED                       YEAR ENDED
NATIONAL                                                       SEPTEMBER 30, 2001               SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------  -----------------------------
CLASS A SHARES                                             SHARES          AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------  -----------------------------
SHARES SOLD                                             3,888,625  $   43,539,313       2,901,563   $   30,727,287
REINVESTMENT OF DISTRIBUTIONS                           1,465,516      16,327,278       1,523,399       16,150,135
SHARES REACQUIRED                                      (5,429,462)    (60,584,092)     (9,399,995)     (99,389,229)
-----------------------------------------------------------------------------------  -----------------------------
DECREASE                                                  (75,321) $     (717,501)     (4,975,033)  $  (52,511,807)
-----------------------------------------------------------------------------------  -----------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------  -----------------------------
SHARES SOLD                                             1,204,352  $   13,484,839         474,146   $    5,031,939
REINVESTMENT OF DISTRIBUTIONS                              35,389         396,094          24,938          265,133
SHARES REACQUIRED                                        (359,443)     (4,036,615)       (351,289)      (3,706,518)
-----------------------------------------------------------------------------------  -----------------------------
INCREASE                                                  880,298  $    9,844,318         147,795   $    1,590,554
-----------------------------------------------------------------------------------  -----------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------  -----------------------------
SHARES SOLD                                               644,490  $    7,243,095         388,903   $    4,131,291
REINVESTMENT OF DISTRIBUTIONS                              75,711         844,572          76,223          809,428
SHARES REACQUIRED                                        (637,095)     (7,135,489)       (770,042)      (8,154,193)
-----------------------------------------------------------------------------------  -----------------------------
INCREASE (DECREASE)                                        83,106  $      952,178        (304,916)  $   (3,213,474)
-----------------------------------------------------------------------------------  -----------------------------

                                       125

                                                                       YEAR ENDED                       YEAR ENDED
CALIFORNIA                                                     SEPTEMBER 30, 2000               SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------  -----------------------------
CLASS A SHARES                                             SHARES          AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------  -----------------------------
SHARES SOLD                                             1,356,074  $   14,470,587         952,596   $    9,459,594
REINVESTMENT OF DISTRIBUTIONS                             482,574       5,127,330         458,269        4,570,411
SHARES REACQUIRED                                      (2,232,022)    (23,780,889)     (3,727,721)     (37,099,980)
-----------------------------------------------------------------------------------  -----------------------------
DECREASE                                                 (393,374) $   (4,182,972)     (2,316,856)  $  (23,069,975)
-----------------------------------------------------------------------------------  -----------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------  -----------------------------
SHARES SOLD                                               162,762  $    1,743,731         117,415   $    1,173,625
REINVESTMENT OF DISTRIBUTIONS                              16,066         170,767          16,588          165,562
SHARES REACQUIRED                                        (149,707)     (1,611,560)       (357,304)      (3,564,334)
-----------------------------------------------------------------------------------  -----------------------------
INCREASE (DECREASE)                                        29,121  $      302,938        (223,301)  $   (2,225,147)
-----------------------------------------------------------------------------------  -----------------------------

NEW YORK
-----------------------------------------------------------------------------------  -----------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------  -----------------------------
SHARES SOLD                                             5,416,948  $   59,649,421       1,102,478   $   11,370,264
REINVESTMENT OF DISTRIBUTIONS                             653,200       7,167,873         670,950        6,941,256
SHARES REACQUIRED                                      (6,048,924)    (66,664,258)     (3,724,261)     (38,428,967)
-----------------------------------------------------------------------------------  -----------------------------
INCREASE (DECREASE)                                        21,224  $      153,036      (1,950,833)  $  (20,117,447)
-----------------------------------------------------------------------------------  -----------------------------
CLASS C SHARES                                             SHARES          AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------  -----------------------------
SHARES SOLD                                               132,663  $    1,472,140          46,095   $      472,444
REINVESTMENT OF DISTRIBUTIONS                              12,077         132,683          15,005          155,155
SHARES REACQUIRED                                         (48,951)       (545,345)       (185,933)      (1,915,101)
-----------------------------------------------------------------------------------  -----------------------------
INCREASE (DECREASE)                                        95,789  $    1,059,478        (124,833)  $   (1,287,502)
-----------------------------------------------------------------------------------  -----------------------------

                                       YEAR ENDED                      YEAR ENDED                       YEAR ENDED
FLORIDA                        SEPTEMBER 30, 2000              SEPTEMBER 30, 2000                 OCTOBER 31, 1999
---------------------------------------------------  ----------------------------     ----------------------------
CLASS A SHARES             SHARES          AMOUNT         SHARES           AMOUNT           SHARES          AMOUNT
---------------------------------------------------  ----------------------------     ----------------------------
SHARES SOLD             1,478,889  $    7,001,334      2,395,156   $   10,888,821        2,140,580  $   10,489,982
REINVESTMENT OF
DISTRIBUTIONS             380,890       1,799,121        351,468        1,587,145          521,529       2,536,233
SHARES REACQUIRED      (5,206,230)    (24,626,506)    (4,356,161)     (19,667,710)      (5,872,974)    (27,847,385)
---------------------------------------------------  ----------------------------     ----------------------------
DECREASE               (3,346,451) $  (15,826,051)    (1,609,537)  $   (7,191,744)      (3,210,865) $  (14,821,170)
---------------------------------------------------  ----------------------------     ----------------------------

CLASS C  SHARES
---------------------------------------------------  ----------------------------     ----------------------------
SHARES SOLD               187,235  $      891,681        119,156   $      536,980          206,290  $    1,006,874
REINVESTMENT OF
DISTRIBUTIONS               9,941          47,069         10,811           48,862           23,004         112,584
SHARES REACQUIRED        (140,886)       (665,314)      (439,613)      (1,990,234)        (351,921)     (1,705,922)
---------------------------------------------------  ----------------------------     ----------------------------
INCREASE (DECREASE)        56,290  $      273,436       (309,646)  $   (1,404,392)        (122,627) $     (586,464)
---------------------------------------------------  ----------------------------     ----------------------------

* For the period November 1, 1999 to September 30, 2000.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Tax-Free Income Fund, Inc. (the "Company"), comprising, National Tax-Free Income Fund, California Tax-Free Income Fund, Connecticut Tax-Free Income Fund, Hawaii Tax-Free Income Fund, Minnesota Tax-Free Income Fund, Missouri Tax-Free Income Fund, New Jersey Tax-Free Income Fund, New York Tax-Free Income Fund, Texas Tax-Free Income Fund, and Washington Tax-Free Income Fund (collectively, the "Funds"), as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 21, 2001

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Lord Abbett Tax-Free Income Trust (the "Trust"), comprising, Florida Series, Georgia Series, Michigan Series, and Pennsylvania Series (collectively the "Funds") as of September 30, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Lord Abbett Tax-Free Income Trust as of September 30, 2001, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 21, 2001

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

[LORD ABBETT LOGO]                                       PRSRT STD
                                                        U.S. Postage
                                                           PAID
                                                         PERMIT 552
                                                       HACKENSACK, NJ

Lord Abbett Mutual Fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

                                                                LATFI-2-901
                                                                11/01